                                              Registration No. 2-64233
                                              (under the Securities Act of 1933)
                                              Registration No. 811-2918
                                              (under the Investment Company
                                               Act of 1940)

                                    FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]

        Pre-Effective Amendment No.                                      [ ]


        Post-Effective Amendment No. 45                                  [X]


                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]


        Amendment No. 46                                                 [X]

                        (Check appropriate box or boxes)

                               DUPREE MUTUAL FUNDS
            ---------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  125 South Mill Street, Vine Center, Suite 100
                            Lexington, Kentucky 40507
            ---------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (859) 254-7741

                              THOMAS P. DUPREE, SR.
                             Dupree & Company, Inc.
                  125 South Mill Street, Vine Center, Suite 100
                            Lexington, Kentucky 40507
            ---------------------------------------------------------
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[X] on November 1, 2004 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a) (1)

[ ] on _________ pursuant to paragraph (a) (1)

[ ] 75 days after filing pursuant to paragraph (a) (2)

[ ] on _________ pursuant to paragraph (a) (2) of rule 485

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DUPREE MUTUAL FUNDS
REGISTRATION STATEMENT ON FORM N-1A

CROSS-REFERENCE SHEET

Part A
Item No.     Prospectus Caption

       1     Front and Back Cover Pages
       2     Dupree Mutual Funds - Summary; Bar Charts and Performance Table
       3     Fees and Expenses of the Trust
       4     Organization of the Trust; Dupree Mutual Funds - Summary
       5     Management of the Trust
       6     Determining Net Asset Value, Buying Shares, Selling Shares, Taxes,
             Dividends
       7     Distribution Arrangements, Bar Charts and Performance Tables
       8     Financial Highlights

Part B
Item No.   Statement of Additional Information

       9     Cover Page; Table of Contents
      10     General Information and History
      11     Investment Objectives and Policies; Portfolio Turnover Investment
             Restrictions, Non Fundamental Restrictions
      12     Investment Adviser; Officers and Trustees
      13     Shares of Beneficial Interest
      14     Investment Adviser and Other Services
      15     Portfolio Transactions
      16     Shares of Beneficial Interest
      17     How to Purchase Shares; How to Redeem Shares;  How We Compute Our
             Yields
      18     Tax Information
      19     Not Applicable
      20     How We Compute Our Yields
      21     Financial Statements

Prospectus


November 1, 2004


DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, Kentucky 40588-1149
(859) 254-7741
(800) 866-0614

MUNICIPAL BOND FUNDS
Alabama Tax-Free Income Series
Alabama Tax-Free Short-to-Medium Series
Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series
Mississippi Tax-Free Income Series
Mississippi Tax-Free Short-to-Medium Series
North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

GOVERNMENT BOND FUNDS
Intermediate Government Bond Series

This Prospectus is a concise statement of information about Dupree Mutual Funds (the "Trust") that you should know before investing. This Prospectus should be kept for future reference.

These Securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

 2      Dupree Mutual Funds Summary

 4      Charts and Tables

10      Trust Expenses

14      Organization of the Trust

15      Investment Objectives

17      Investment Policies and Restrictions

19      Management of the Trust

21      Determining Net Asset Value

21      Buying Shares

22      Selling Shares

25      Dividends

25      Taxes

26      Performance Calculations

27      Financial Highlights

35      Privacy Notice

37      How to Reach Us

DUPREE MUTUAL FUNDS - SUMMARY

SINGLE STATE MUNICIPAL BOND SERIES

Investment Objectives and Goals
Investors in our municipal bond series are investors seeking the highest level of tax-free income available without undue risk to principal derived from state specific municipal securities. See "Investment Objectives".

Principal Investment Strategies
Investors in the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Tax-Free Income Series seek a steady flow of income with greater share price fluctuation from state specific municipal securities of investment grade with a dollar weighted average maturity of ten (10) or more years.

Investors in the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Tax-Free Short-to-Medium Series seek a steady flow of income with somewhat less yield but with less share price fluctuation from state specific municipal securities of investment grade with a dollar weighted average maturity of two
(2) to five (5) years.

Principal Risks of Investing
The principal risks of investing in any of the single state municipal bond series is the possibility of default on the municipal securities, even though the securities are of investment grade, or loss of money. Investment in any of the single state municipal bond series may involve greater risk than an investment in a fund with a portfolio of municipal securities from throughout the country. This additional risk is due to the possibility of an economic or political development unique to a single state or region. Generally speaking, as interest rates rise, the share value will decline. The effect of changes in interest rates is more pronounced in portfolios with longer average maturities. There is no assurance that the investment objective of any series will be achieved. A series' return and net asset value will fluctuate.

The portfolios of the Kentucky and Tennessee Tax-Free Income Series are diversified, while the portfolios of all the other single state series are non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Investors should recognize that, in periods of rising interest rates, the yield of the series would tend to be somewhat lower. When interest rates are falling, the inflow of net new money to the series will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, reducing the current yield of the series. In periods of rising interest rates, if there is an outflow of money, the yield of the series may rise, although the share price will generally decline.

INTERMEDIATE GOVERNMENT BOND SERIES

Investment Objectives and Goals
Investors in our Intermediate Government Bond Series are seeking the highest level of current income without undue risk to principal derived from securities of the U.S. Government and its agencies.

Principal Investment Strategies
Sixty-five percent (65%) of the portfolio of the Intermediate Government Bond Series will be invested in securities issued by the U.S. Government of its agencies or instrumentalities, with the remaining 35% of the portfolio invested in bank accounts fully insured by the FDIC or collateralized by bonds issued by the U.S.

Government or its agencies or U.S. Treasury or Agency Notes and Bills. The average dollar weighted maturity will be three (3) to ten (10) years.

Principal Risks of Investing
The principal risk of investing in the Intermediate Government Bond Series is the possibility of default, even though the securities are of investment grade, or loss of money. Generally speaking, as interest rates rise, the share value will decline. The effect of changes in interest rates is more pronounced in portfolios with longer average maturities. There is no assurance that the investment objective will be achieved. The series' return and net asset value will fluctuate.

The portfolio of the Intermediate Government Bond Series is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by the issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Investors should recognize that in periods of rising interest rates, the yield of the series would tend to be somewhat lower. When interest rates are falling, the inflow of net new money to the series will likely be invested in portfolio instruments producing lower yields than the balance of the series portfolio, reducing the current yield of the series. In periods of rising interest rates, if there is an outflow of money, the yield may rise, although the share price will generally decline.

                         ALABAMA TAX-FREE INCOME SERIES

                              Annual Total Returns


                            [BAR CHART APPEARS HERE]


                12/31/00     12/31/01     12/31/02     12/31/03
                --------     --------     --------     --------
                 14.03%        7.29%       10.10%        5.89%


                                 Years Ending On

        2004 Year-To-Date Total Return through September 30, 2004: 2.18% Maximum Total Return for the quarter ending September 30, 2002: 5.28%
      Minimum Total Return for the quarter ending December 31, 2001: .20%

                          AVERAGE ANNUAL TOTAL RETURNS
                         ALABAMA TAX FREE INCOME SERIES


        For periods ended December 31, 2003

                                                       Inception
                                             1 year   Jan. 1, 2000
        ----------------------------------------------------------
        Return Before Taxes                   5.894%     10.098%
        Return After Taxes on
         Distributions                        5.894%      9.283%
        Return After Taxes on
         Distributions and Sale
         of Fund Shares                       5.891%      9.246%
        ----------------------------------------------------------
        Index                     10 YEAR      5.70%       7.89%
        (Reflects no deduction for
        fees, expenses or taxes)  20 YEAR      6.33%       9.24%

                         KENTUCKY TAX-FREE INCOME SERIES

                              Annual Total Returns


                            [BAR CHART APPEARS HERE]


12/31/94  12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03
--------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 -2.95%    14.22%    3.69%     8.06%     5.65%     -1.43%     8.05%     5.03%    7.19%      5.58%


                                 Years Ending On

        2004 Year-To-Date Total Return through September 30, 2004: 3.28% Maximum Total Return for the quarter ending February 28, 1995: 5.45%

                          AVERAGE ANNUAL TOTAL RETURNS
                         KENTUCKY TAX FREE INCOME SERIES


        For periods ended December 31, 2003

                                                1 year   5 years   10 years
        -------------------------------------------------------------------
        Return Before Taxes (%)                   5.54%     4.80%     5.19%

        Return After Taxes on
         Distributions                            5.54%     4.80%     5.12%

        Return After Taxes on
         Distributions and Sale
         of Fund Shares                          5.540%    4.780%     5.11%
        -------------------------------------------------------------------
        Index                        10 YEARS     5.70%     5.91%     6.13%
        (Reflects no deduction for
        fees, expenses or taxes)     20 YEARS     6.33%     6.15%     6.45%

                    KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

                              Annual Total Returns


                            [BAR CHART APPEARS HERE]


12/31/94  12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03
--------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 1.02%     6.22%     3.96%      5.18%     4.63%     0.29%     5.49%     5.36%    6.50%      3.59%


                                 Years Ending On

       2004 Year-To-Date Total Return through September 30, 2004: 1.45%

      Maximum Total Return for the quarter ending September 30, 2002: 3.01%
       Minimum Total Return for the quarter ending April 30, 1994: -2.11%

                          AVERAGE ANNUAL TOTAL RETURNS
                    KENTUCKY TAX FREE SHORT-TO-MEDIUM SERIES


        For the periods ended December 31, 2003

                                                1 year   5 years   10 years
        -------------------------------------------------------------------
        Return Before Taxes                       3.59%    4.22%     4.20%
        Return After Taxes on
         Distributions                            3.59%    4.22%     4.20%
        Return After Taxes on
         Distributions and Sale
         of Fund Shares                           3.58%    4.20%     4.18%
        -------------------------------------------------------------------
        Index                        3 YEARS      2.68%    4.82%     4.86%
        (Reflects no deduction for
        fees, expenses or taxes)

                       MISSISSIPPI TAX-FREE INCOME SERIES

                              Annual Total Returns


                            [BAR CHART APPEARS HERE]


                12/31/00     12/31/01     12/31/02     12/31/03
                --------     --------     --------     --------
                 13.60%        5.78%        9.77%        7.03%


                                 Years Ending On

        2004 Year-To-Date Total Return through September 30, 2004: 3.86% Maximum Total Return for the quarter ending September 30, 2002: 5.72% Minimum Total Return for the quarter ending December 31, 2002: -.02%

                          AVERAGE ANNUAL TOTAL RETURNS
                       MISSISSIPPI TAX FREE INCOME SERIES


        For periods ended December 31, 2003

                                                         Inception
                                              1 year   Jan. 1, 2000
        -----------------------------------------------------------
        Return Before Taxes                     7.03%      9.01%
        Return After Taxes on
         Distributions                          7.03%      9.01%
        Return After Taxes on
         Distributions and Sale
         of Fund Shares                         7.03%      8.97%
        -----------------------------------------------------------
        Index                       10 YEAR     5.70%      7.89%
        (Reflects no deduction for
        fees, expenses or taxes)    20 YEAR     6.33%      9.24%

                      NORTH CAROLINA TAX-FREE INCOME SERIES

                              Annual Total Returns


                            [BAR CHART APPEARS HERE]



12/31/96  12/31/97  12/31/98  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03
--------  --------  --------  --------  --------  --------  --------  --------
 5.37%      9.83%     7.51%    -2.72%    10.66%     2.83%     8.52%     5.01%


                                 Years Ending On

        2004 Year-To-Date Total Return through September 30, 2004: 3.42%
      Maximum Total Return for the quarter ending December 31, 2000: 5.37%
       Minimum Total Return for the quarter ending March 31, 1996: -2.65%

                          AVERAGE ANNUAL TOTAL RETURNS
                      NORTH CAROLINA TAX FREE INCOME SERIES


        For periods ended December 31, 2003

                                                1 year   5 years   10 years
        -------------------------------------------------------------------
        Return Before Taxes                       5.02%    4.76%     6.15%
        Return After Taxes on
         Distributions                            5.02%    4.75%     6.14%
        Return After Taxes on
         Distributions and Sale
         of Fund Shares                           5.01%    4.72%     6.11%
        -------------------------------------------------------------------
        Index                        10 YEAR      5.70%    5.91%     6.15%
        (Reflects no deduction for
        fees, expenses or taxes)     20 YEAR      6.33%    6.15%     6.49%

                 NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

                              Annual Total Returns


                            [BAR CHART APPEARS HERE]


12/31/96  12/31/97  12/31/98  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03
--------  --------  --------  --------  --------  --------  --------  --------
  4.56%     5.03%     4.77%     0.92%     5.52%     5.35%    7.52%      4.37%


                                 Years Ending On

        2004 Year-To-Date Total Return through September 30, 2004: 1.60%
      Maximum Total Return for the quarter ending September 30, 2002: 3.57%
       Minimum Total Return for the quarter ending August 31, 2003: -2.39%

                          AVERAGE ANNUAL TOTAL RETURNS

                 NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES


For the periods ended
December 31, 2003

                                                                      Inception
                                      1 year          5 years         11/01/94
--------------------------------------------------------------------------------

Return Before Taxes                   4.37%           4.71%           4.79%
Return After Taxes on
   Distributions                      4.37%           4.71%           4.79%
Return After Taxes on
   Distributions and Sale
   of Fund Shares                     4.36%           4.67%           4.76%

================================================================================
Index
(Reflects no deduction for 3 YEARS    2.68%           4.82%           4.27%
fees, expenses or taxes)

                        TENNESSEE TAX-FREE INCOME SERIES

                              Annual Total Returns


                            [BAR CHART APPEARS HERE]


12/31/94  12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03
--------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 -1.22%    18.28%     5.15%     9.00%     7.63%    -2.71%     9.72%     4.40%    8.37%      5.15%


                                 Years Ending On

        2004 Year-To-Date Total Return through September 30, 2004: 3.13% Maximum Total Return for the quarter ending March 31, 1995: 7.29% Minimum Total Return for the quarter ending June 30, 1999: -1.81%

                          AVERAGE ANNUAL TOTAL RETURNS
                        TENNESSEE TAX FREE INCOME SERIES


        For periods ended December 31, 2003

                                                1 year   5 years   10 years
        -------------------------------------------------------------------
        Return Before Taxes                      5.15%    4.89%      6.23%
        Return After Taxes on
         Distributions                           5.15%    4.89%     6.220%
        Return After Taxes on
         Distributions and Sale
         of Fund Shares                          5.15%    4.87%      6.19%
        -------------------------------------------------------------------
        Index                        10 YEAR    10.17%    6.12%      6.18%
        (Reflects no deduction for
        fees, expenses or taxes)     20 YEAR    10.03%    6.25%      6.46%

                    TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

                              Annual Total Returns


                            [BAR CHART APPEARS HERE]


12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03
--------  --------  --------  --------  --------  --------  --------  --------  --------
 7.12%     3.92%     5.38%     4.33%     1.14%     5.61%     3.93%      7.69%    3.81%


                                 Years Ending On

        2004 Year-To-Date Total Return through September 30, 2004: 1.50% Maximum Total Return for the quarter ending August 31, 2002: 3.50% Minimum Total Return for the quarter ending August 31, 2003: -2.25%

                          AVERAGE ANNUAL TOTAL RETURNS
                    TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES


        For the periods ended December 31, 2003

                                                                   Inception
                                                1 year   5 years    11/01/94
        --------------------------------------------------------------------
        Return Before Taxes                       3.81%    4.41%     4.84%

        Return After Taxes on
         Distributions                            3.81%    4.41%     4.84%

        Return After Taxes on
         Distributions and Sale
         of Fund Shares                           3.80%    4.39%     4.82%
        --------------------------------------------------------------------
        Index                        3 YEAR       2.68%    4.82%     5.33%
        (Reflects no deduction for
        fees, expenses or taxes)

                       INTERMEDIATE GOVERNMENT BOND SERIES

                              Annual Total Returns


                            [BAR CHART APPEARS HERE]


12/31/94  12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03
--------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 -5.94%    17.54%    3.14%     9.39%     7.68%    -1.78%     12.01%     7.44%    9.28%      3.11%


                                 Years Ending On

        2004 Year-To-Date Total Return through September 30, 2004: 3.92%
         Maximum Total Return for the quarter ending May 31, 1995: 6.23%
       Minimum Total Return for the quarter ending August 31, 2003: -3.29%

                          AVERAGE ANNUAL TOTAL RETURNS
                       INTERMEDIATE GOVERNMENT BOND SERIES


   For the periods ended December 31, 2003

                                                 1 year   5 years   10 years
   -------------------------------------------------------------------------
   Return Before Taxes                             3.11%    5.90%     7.66%
   Return After Taxes on
    Distributions                                  1.28%    3.47%     4.06%
   Return After Taxes on
    Distributions and Sale
    of Fund Shares                                 1.29%    3.46%     4.05%
   -------------------------------------------------------------------------
   Index                        INT TRES INDEX     2.10%    5.97%     6.21%
   (Reflects no deduction for
   fees, expenses or taxes)

RISK/RETURN BAR CHARTS AND TABLES

The following bar charts and tables provide an indication of the risks of investing in the Series by showing changes in the Series' performance from year to year over a 10 year period (or since inception if the series has been in existence less than 10 years) and by showing how the Series' average annual returns for one, five and ten years (or since inception) compare to those of a broad-based securities market index. How the Series has performed in the past is not necessarily an indication of how the Series will perform in the future. The Alabama Tax-Free Short-to-Medium Series and the Mississippi Tax-Free Short-to-Medium Series have not commenced operations.

Fees and Expenses of the Trust:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust.

                                       Alabama    Alabama    Kentucky   Kentucky   Mississippi   Mississippi
                                       Tax-Free   Tax-Free   Tax-Free   Tax-Free   Tax-Free      Tax-Free
                                       Income     Short-to   Income     Short-to   Income        Short-to
                                       Series     Medium     Series     Medium     Series        Medium
                                                  Series                Series                   Series
                                       --------   --------   --------   --------   -----------   -----------
SHAREHOLDER FEES: (fees paid directly from your investment)

Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering price)       NONE       NONE       NONE       NONE          NONE          NONE
Maximum Deferred Sales Charge (Load)
 (as a percentage of offering price)       NONE       NONE       NONE       NONE          NONE          NONE
Maximum Sales Charge (Load)
 Imposed on Reinvested Dividends
 [and other distributions]
 (as a percentage of offering price)       NONE       NONE       NONE       NONE          NONE          NONE
Redemption Fees
 (as a percentage of amount
 redeemed, if applicable)                  NONE       NONE       NONE       NONE          NONE          NONE
Exchange Fee                               NONE       NONE       NONE       NONE          NONE          NONE
Maximum Account Fee                        NONE       NONE       NONE       NONE          NONE          NONE

                                       North      North      Tennessee   Tennessee   Intermediate
                                       Carolina   Carolina   Tax-Free    Tax-Free    Government
                                       Tax-Free   Tax-Free   Income      Short-to    Bond
                                       Income     Short-to   Series      Medium      Series
                                       Series     Medium                 Series
                                       --------   --------   ---------   ---------   ------------
SHAREHOLDER FEES: (fees paid directly from your investment)

Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering price)       NONE       NONE        NONE        NONE           NONE
Maximum Deferred Sales Charge (Load)
 (as a percentage of offering price)       NONE       NONE        NONE        NONE           NONE
Maximum Sales Charge (Load)
 Imposed on Reinvested Dividends
 [and other distributions]
 (as a percentage of offering price)       NONE       NONE        NONE        NONE           NONE
Redemption Fees
 (as a percentage of amount
 redeemed, if applicable)                  NONE       NONE        NONE        NONE           NONE
Exchange Fee                               NONE       NONE        NONE        NONE           NONE
Maximum Account Fee                        NONE       NONE        NONE        NONE           NONE

                                            Alabama    Alabama /4/   Kentucky   Kentucky   Mississippi   Mississippi /4/
                                            Tax-Free   Tax-Free      Tax-Free   Tax-Free   Tax-Free      Tax-Free
                                            Income     Short-to      Income     Short-to   Income        Short-to
                                            Series     Medium        Series     Medium     Series        Medium
                                                       Series                   Series                   Series
                                            --------   -----------   --------   --------   -----------   ---------------
Annual Fund Operating Expenses (before waivers/reimbursements)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee /2/                             0.50          0.50       0.41       0.50          0.50              0.50
Distribution Fee                               0.00          0.00       0.00       0.00          0.00              0.00
Shareholder Services Fee                       0.15          0.15       0.12       0.13          0.15              0.15
Other Expenses/3/                              0.26          0.16       0.07       0.09          0.38              0.22
Total Annual Fund Operating Expenses           0.91          0.81       0.60       0.72          1.03              0.87

1 The Adviser and the Custodian waived and reimbursed certain amounts. (The
  Adviser is not contractually obligated to waive expenses). These are shown below along with the net expenses of the Funds actually paid for the fiscal year ended June 30, 2004.
  Waiver of Fund Expenses                      0.51          0.53       0.02       0.04          0.63              0.59
  Total Actual Annual Fund Operating
  Expenses (after waivers/reimbursements)      0.40          0.28       0.58       0.68          0.40              0.27
2 The Adviser has voluntarily waived a portion of the management fee. The
  Adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) for the year ended June 30,
  2004:
                                               0.09          0.00       0.41       0.50          0.04              0.00
3 Through arrangements with each fund's Custodian, credits realized as a result of uninvested cash balances are used to reduce Custodian expenses. Also, the
  Adviser voluntarily reimbursed certain other operating expenses of the Funds.
  Other expenses include but are not limited to printing, postage and professional fees. The Adviser can terminate this voluntary waiver at any time. The total other expense paid by the funds (after the voluntary reimbursement) for the year ended June 30, 2004:
                                               0.16          0.13       0.05       0.05          0.21              0.12
4 The annual fund operating expenses for the Alabama Tax-Free Short-to-Medium
  Series and the Mississippi Tax-Free Free Short-to-Medium Series are
  estimates as the funds were not in operation during Fiscal year 2004.

                                            North      North      Tennessee   Tennessee   Intermediate
                                            Carolina   Carolina   Tax-Free    Tax-Free    Government
                                            Tax-Free   Tax-Free   Income      Short-to    Bond
                                            Income     Short-to   Series      Medium      Series
                                            Series     Medium                 Series
                                                       Series
                                            --------   --------   ---------   ---------   ------------
Annual fund Operating Expenses (before waivers/reimbursements)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee /2/                             0.50       0.50        0.50        0.50           0.20
Distribution Fee                               0.00       0.00        0.00        0.00           0.00
Shareholder Services Fee                       0.14       0.15        0.13        0.15           0.15
Other Expenses/3/                              0.08       0.16        0.07        0.12           0.13
Total Annual Fund Operating Expenses           0.72       0.81        0.70        0.77           0.48

1  Although not contractually obligated to do so, the Adviser waived and reimbursed certain amounts. These are shown below along with the net expenses of the Funds actually paid for the fiscal year ended June 30, 2004.
   Waiver of Fund Expenses                     0.03       0.30        0.03        0.26           0.03
   Total Actual Annual Fund Operating
   Expenses (after waivers/reimbursements)     0.69       0.51        0.67        0.51           0.45
2  The Adviser has voluntarily waived a portion of the management fee. The
   Adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) for the year ended June 30,
   2004:
                                               0.50       0.25        0.50        0.28           0.20
3  The Adviser voluntarily reimbursed certain other operating expenses of the
   Funds. Other expenses include but are not limited to printing, postage and professional fees. The Adviser can terminate this voluntary waiver at any time. The total other expense paid by the Funds (after the voluntary reimbursement) for the year ended June 30, 2004:
                                               0.05       0.11        0.04        0.08           0.10

EXAMPLE:
This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

           Alabama    Alabama    Kentucky   Kentucky   Mississippi   Mississippi
           Tax-Free   Tax-Free   Tax-Free   Tax-Free   Tax-Free      Tax-Free
           Income     Short-to   Income     Short-to   Income        Short-to
           Series     Medium     Series     Medium     Series        Medium
                      Series*               Series                   Series*
           --------   --------   --------   --------   -----------   -----------
1 year           96        100         62         75           108           114
3 years         299        311        196        235           337           354
5 years         520                   341        409           585
10 years       1153                   763        912          1294

           North      North      Tennessee   Tennessee   Intermediate
           Carolina   Carolina   Tax-Free    Tax-Free    Government
           Tax-Free   Tax-Free   Income      Short-to    Bond
           Income     Short-to   Series      Medium      Series
           Series     Medium                 Series
                      Series
           --------   --------   ---------   ---------   ------------
1 year           76         85          73          81             50
3 years         238        267         228         254            157
5 years         413        464         397         442            275
10 years        922       1032         887         985            617

*Expenses are estimates. Funds were not in operation as of June 30, 2004. You would pay the same expenses assuming no redemption.

ORGANIZATION OF THE TRUST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Trust offers shares of beneficial interest of separate series without par value.

Shares of eleven series are being offered for sale:

Alabama Tax-Free Income Series
Alabama Tax-Free Short-to-Medium Series

Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series
Mississippi Tax-Free Short-to-Medium Series

North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Each share has one vote. Fractional shares have proportionate voting rights and participate pro-rata in dividends and distributions. Our shares have cumulative voting rights for the election of Trustees. On matters affecting an individual series, a separate vote of the series is required. Shareholders of a series are not entitled to vote on any matter not affecting the series in which they are invested.


We are registered as a diversified, open-end investment company of the management type under the Investment Company Act of 1940; however, each series of the Trust may or may not be diversified. Our shares, which are offered continuously, are registered for sale under the Securities Act of 1933. The Alabama, Kentucky, Mississippi, North Carolina, Tennessee Series and the Intermediate Government Bond Series are qualified for sale in Kentucky, Florida, Indiana and North Carolina under the securities law of those states. The two Kentucky Series, the two Tennessee Series and the Intermediate Government Bond Series are qualified for sale in Texas. The two Kentucky Series, Alabama Tax Free Income Series, the two Tennessee Series, the two North Carolina Series and the Intermediate Government Bond Series are qualified for sale in Tennessee. The two Alabama Series are qualified for sale in Alabama and the two Mississippi Series are qualified for sale in Mississippi. We offer and redeem our shares at current net asset value.


Investment Objectives

Single State Municipal Bond Series
All of our single state series, whatever their maturity range, have an investment objective of realizing the highest level of tax-exempt income available without undue risk to principal by investing in state specific municipal securities. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of issuance. In conformity with Guidelines of the Securities and Exchange Commission, each single state series has a fundamental policy that during periods of normal market conditions either (1) the series' assets will be invested so that at least 80% of the income will be tax-exempt or (2) the series will have at least 80% of its net assets invested in tax-exempt securities. In addition, under normal market conditions, at least 65% of the value of each series assets will be invested in municipal securities of the state identified in the title of the fund.

Yield on municipal securities is dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher quality pay lower yields than issues of longer maturity and/or lower quality. The market values of municipal securities vary depending upon available yields both in the municipal securities markets and in the short-term money markets. Therefore, the net asset value of our shares will change as interest rates fluctuate, generally declining as interest rates rise and rising as interest rates fall. The types of municipal securities and the general characteristics of each type are described in the "Statement of Additional Information".

The inherent risk associated with investment in municipal securities is the risk of default. In addition, the net asset value of our shares may be impacted by the general economic situation in the country and/or within the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee. The limitation of our investments of each series to a single state may involve greater risk than if we invested in municipal securities throughout the country, due to the possibility of an economic or political development that could uniquely affect the ability of issuers to meet the debt obligations of the securities. State income in the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, as in many states across the country, has declined during the recent global economic downturn, while the needs of the states' citizenry have stayed the same or increased. Downgrading of bonds and subsequent down-pricing could reduce share price. State budget problems may pose a risk to timely payment on bonds though payment on bonds usually has legal precedence over payment of other state programs.

Alabama's economy relies in part on the textile, automobile and forest products industries, all of which may be affected by cyclical changes. While average per capita income of Alabama residents continues to improve, certain areas continue to lag in economic development.

The Kentucky non-agricultural economy is diversified among the following: services, wholesale and retail trade, manufacturing, and government. Agriculture in Kentucky is well diversified among tobacco, corn, hogs, cattle, other grains, equine, and truck crops. No single segment of the economy consists of as much as one fourth of the overall State Domestic Product.

Mississippi's economy relies primarily on manufacturing and service industries, with substantial growth in the gaming and tourism industries. In recent years, while Mississippi's financial condition continues to improve, it currently ranks last among the states in per capita income.

The North Carolina economy derives most of its income from three main sectors: industry, agriculture and tourism, in that order. Each of these sectors is well diversified. Industry has a good balance between production of goods versus services, with a slight edge to the services side. Agriculture is diversified among tobacco, poultry, fruits, vegetables and various kinds of livestock. Tourism is concentrated in the far west and the coastal region. The U.S. military bases in North Carolina constitute a significant part of the economy as well.

The Tennessee non-agricultural economy is diversified among the following sectors: manufacturing, wholesale and retail trade, services, and government. Agriculture in Tennessee is widely diversified among livestock, poultry, fruit and vegetables production, as well as nursery operations. Agriculture constitutes about one third of the overall economy.

The economies of Alabama, Kentucky, Mississippi, North Carolina and Tennessee are sufficiently diverse that an economic decline in a single segment of a state's economy would not necessarily lead to the non-payment of debt service on municipal bonds.


Alabama Tax-Free Income Series
This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 15.83 years and a weighted average effective maturity of 9.36 years as of June 30, 2004. As a non-diversified series, the Income Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

Kentucky Tax-Free Income Series
This is a diversified fund of long-term maturity bonds where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal maturity of
14.34 years and a weighted average effective maturity of 6.74 years as of June 30, 2004.

Kentucky Tax-Free Short-to-Medium Series
This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. The portfolio had a weighted average effective maturity of 4.71 years as of June 30, 2004. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

Mississippi Tax-Free Income Series
This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 15.09 years and a weighted average effective maturity of 8.80 years as of June 30, 2004. As a non-diversified series, the Income Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

North Carolina Tax-Free Income Series
This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 14.94 years and a weighted average effective maturity of 7.11 years as of June 30, 2004. As a non-diversified series, the Income Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

North Carolina Tax-Free Short-to-Medium Series
This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. The portfolio had a weighted average effective maturity of 4.36 years as of June 30, 2004. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

Tennessee Tax-Free Income Series
This is a diversified fund of long-term maturity bonds, where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 14.52 years and a weighted average effective maturity of 7.36 years as of June 30, 2004.

Tennessee Tax-Free Short-to-Medium Series
This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. This portfolio had a weighted average effective maturity of 4.62 years as of June 30, 2004. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

Intermediate Government Bond Series
This fund seeks the highest level of current income without undue risk to principal by investing in the following securities: issues of the U.S. Government or its agencies or instrumentalities, repurchase agreements fully collateralized by issues of the U.S. Government or its agencies or instrumentalities and bank accounts fully insured by the FDIC or collateralized. The types of securities are described in the "Statement of Additional Information". The dollar weighted maturity of the portfolio will usually be 3 to 10 years to produce minimal fluctuation in principal. The portfolio had a weighted average effective maturity of 7.75 years as of June 30, 2004.


INVESTMENT POLICIES AND RESTRICTIONS

Single State Municipal Bond Series
Our ten single state municipal bond series have fundamental policies of investing at least 80% of the value of the assets in securities meeting the following quality standards:

A) Bonds rated at the time of purchase within the four highest grades assigned by a recognized rating agency.
B) Notes rated at the time of purchase within the three highest grades assigned by a recognized rating agency; and bonds and notes not rated by a recognized rating agency within the grades specified above, but secured by the full faith and credit of the United States government (e.g., refunded or defeased bonds or notes secured by United States Treasury Bills or Notes.)
C) No more than 20% of the value of our total assets in any of the municipal bond series will be invested in securities which are not rated. The Trust will not purchase securities which in the opinion of the Investment Adviser would not have been rated in one of the grades specified above. In addition, our Investment Adviser will make its own evaluation of each security it selects for each portfolio and will continue to evaluate each portfolio security so long as we hold it.

As an additional matter of fundamental policy, except as indicated below, the only securities we will purchase for the municipal bond series are those producing income exempt from both Federal and State income taxes in the states where shares of the series are offered, though ad valorem taxes may be due in some states. Nor will we purchase securities subject to Alternative Minimum Tax.

The investment policies may not be changed without approval of the holders of a majority of the outstanding shares representing each series. The only exception to the policies previously described is that we may temporarily invest up to 50% of the value of our total assets in certain taxable obligations when, in the judgment of our Investment Adviser, abnormal market conditions make it advantageous to assume a defensive posture in taxable obligations. We also reserve the right to hold such cash reserves as the Investment Adviser deems necessary for temporary defensive purposes.

The taxable obligations and cash equivalents in which we may invest on a temporary basis include obligations of the U.S. Government and its agencies and instrumentalities; certificates of deposit, banker's acceptances and other short-term debt obligations of United States and Canadian banks with total assets of at least $1,000,000,000; commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody's; and repurchase agreements relating to an underlying security in which we are authorized to invest. When investing in taxable obligations and cash equivalents on a short term basis, our investment objective of producing income exempt from both Federal and State income taxes may not be realized.

Intermediate Government Bond Series
The Intermediate Government Bond Series has an investment objective of realizing the highest rate of current income without undue risk to principal by investing at least 65% of the value of our total assets in a professionally managed non-diversified portfolio of bonds: 1) issued by the U.S. Government, such as U.S. Treasury Bonds; or 2) issued by agencies or instrumentalities of the U.S. Government, such as, but not limited to, obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Bank. The remaining assets are invested in bank accounts fully insured by the FDIC or collateralized by bonds described above in 1) and 2); repurchase agreements fully collateralized by bonds described in 1) and 2); or U.S. Treasury or Agency Notes and Bills. The foregoing types of securities are described in the "Statement of Additional Information." The dollar weighted average maturity of the portfolio will be 3-10 years to produce minimal fluctuation in principal. There can be no assurance that the objectives of the series will be realized.

Investors should recognize that, in periods of declining interest rates, the series' yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the series will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

Borrowing of Money
Each series permits borrowing money from banks as a temporary measure in order to pay redeeming shareholders or to satisfy purchase commitments, but such borrowings may not be in excess of 5% of the value of the assets of the affected series.


Portfolio Holdings
The Trust's policies for disclosure of its portfolio securities are set forth in the Statement of Additional Information and the Trust's web site at www.dupree-funds.com.

Asset Composition
The weighted average ratings of the securities held by the Trust on June 30, 2004, the ending date of the fiscal year, were:

                          Aaa/AAA     Aa/AA     A/A     Baa/BBB   NR(total)
                          -------     -----    -----    -------   ---------
Municipal Bonds
Alabama Tax-Free
 Income Series              63.83%    23.15%   10.42%      2.25%       0.35%
Kentucky Tax-Free
 Income Series              56.69     23.03    15.56       2.66        2.06
Kentucky Tax-Free
 Short-to-Medium Series     56.35     32.81     5.26       4.78         .80
Mississippi Tax-Free
 Income Series              69.02     19.32     6.12       3.86        1.68
North Carolina Tax-Free
 Income Series              62.84     34.00     3.16       0.00        0.00
North Carolina Tax-Free
 Short-to-Medium Series     60.89     34.23     4.88       0.00        0.00
Tennessee Tax-Free
 Income Series              50.14     44.69     1.68       3.49        0.00
Tennessee Tax-Free
 Short-to-Medium Series     57.33     39.61     1.20       1.29         .57
Government Bonds
Intermediate Government
 Bond Series               100.00

The Board of Trustees of the Trust, acting upon information furnished by the Investment Adviser, has determined that the unrated bonds held by each series were comparable to rated bonds in the following categories:


Comparable To:            Aaa/AAA   Aa/AA     A/A     Baa/BBB
-----------------------   -------   -----    -----    -------
Alabama Tax-Free
 Income Series                .12%                        .23%
Kentucky Tax-Free
 Income Series                .77     .11%               1.18
Kentucky Tax-Free
 Short-to-Medium Series                                   .80
Mississippi Tax-Free
 Income Series                                1.68

The Tennessee Tax-Free Short-to-Medium Series held .57% of non-rated bonds which are comprised of one position which is in default with a refunding pending.


MANAGEMENT OF THE TRUST

Trustees
The Trustees of the Trust consist of five individuals, all of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed upon the directors or trustees of investment companies by the Investment Company Act of 1940. The Trustees of the Trust are:


Lucy A. Breathitt:  Alexander Farms, farming.

William A. Combs, Jr.: Secretary, Treasurer, Director, Freedom Dodge, Lexington, KY and Dana Motor Company, Cincinnati, Ohio, auto dealerships; Partner, Ellerslie Realty, Inc., Forkland Development Co., and Lexland, Lexington, KY; Director, First Security Bank , Lexington, KY.

C. Timothy Cone, President: Gess, Mattingly & Atchison, PSC (law firm)

J. William Howerton: Judge (retired November 1996) KY Court of Appeals; Lifetime Trustee Paducah McCracken Education Foundation; Self-Employed Mediator, Arbitrator and Special Judge.

William S. Patterson: President, CEO, Cumberland Surety Insurance Co., Lexington, KY.


Investment Adviser and Advisory Agreements

Our investment activities are managed by Dupree & Company, Inc., P.O. Box 1149, Lexington, Kentucky 40588-1149. Dupree & Company was formed in 1962 to continue a business founded in 1941. Dupree & Company, Inc. also serves as Transfer Agent. Dupree & Company, Inc. (or its subsidiary) has served as the Investment Adviser for all series of the Trust since inception in 1979 as Kentucky Tax-Free Income Fund.

Dupree & Company, Inc. may, at its sole cost and expense, enter into sub-shareholder servicing agreements with commercial banks, investment advisers, or other entities to provide assistance in maintaining books, accounts and records of shareholders.


Dupree & Company, Inc. serves as the Investment Adviser for each of our eleven series pursuant to separate Investment Advisory Agreements with each series. Each agreement will continue in effect until October 31, 2005, and may be continued thereafter for annual periods if renewed. Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the actual management of the Trust's portfolios. The compensation paid to the Investment Adviser as presented on pages 11 and 12 is inclusive of certain administrative services and provision of office space, facilities, equipment and personnel for management of the Trust. The compensation paid to the Investment Adviser pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series as follows:

Range of Total Assets                                   100,000,001-    150,000,001 -
(in dollars)                          $0-100,000,000    $150,000,000    $500,000,000     500,000,001+
All Municipal Bond Funds                    .50 of 1%       .45 of 1%       .40 of 1%        .35 of 1%
Intermediate Government Bond Series         .20 of 1%       .20 of 1%       .20 of 1%        .20 of 1%

Dupree & Company, Inc. has reserved the right to voluntarily waive management fees or assume and pay other expenses of any series of the Trust at its sole option.

In addition, the Trust has entered into a Transfer Agent/Shareholder Service Agreement with Dupree & Company, Inc. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 and .12% of all amount in excess of $20,000,000.


Fund Portfolio Manager
The person primarily responsible for the day-to-day management of all series of the Trust is Thomas P. Dupree, Sr., President of the Trust. Mr. Dupree resumed day to day management of all Series of the Trust following the October 13, 2004 death of William T. Griggs, II President of the Investment Adviser. Mr. Griggs had been Portfolio Manager since 1989 and Mr. Dupree had been Portfolio Manager from 1979 to 1989. Mr. Vincent Harrison will continue a position he has held as Associate Portfolio Manager since 1999.


DETERMINING NET ASSET VALUE

The price used when you buy or sell shares in a series is the next net asset value computed after we receive your order in proper form. The net asset value per share of each series is determined separately at 4:00 p.m. local time each weekday the Dupree office is open by dividing the total value of the assets of a series, minus liabilities, by the total number of shares outstanding. The Dupree office is closed on the following Holidays: New Year's Day (January 1), Martin Luther King Day (third Monday of January), Washington's Birthday (third Monday in February), Good Friday (varies annually), Memorial Day (last Monday in May), Independence Day (July 4), Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day (December 25). A sales charge or commission does not reduce the value of your investment in any of our series.

The securities in which we invest are traded primarily in the over-the-counter market. We value securities for which representative price quotations are current and readily available at the mean between the quoted bid and asked prices. If price quotations are not readily available, or if we believe that available quotations are not current or representative, we value securities at prices we believe will best reflect the fair value. In such cases, and in the case of other assets, fair value is determined in good faith in accordance with procedures approved in advance by our Board of Trustees, consistently applied by or under the supervision of our officers, and monitored by the Board on an ongoing basis.

BUYING SHARES

Our goal is to make doing business with us as easy as possible. You can buy shares at the next net asset value computed after we receive your investment in proper form as described below. There is no sales charge or load.

Terms of Offering
If you send us a check that does not clear, we may cancel your order and hold you responsible for any loss that we have incurred. We may recover our loss by redeeming shares held in your account, and we may prohibit or restrict you from placing future orders.

We retain the right to reject any order, and to raise or lower the minimum investment size for any persons or class of persons. An order to purchase shares is not binding on us until confirmed in writing by the Transfer Agent.

If you purchase shares through an investment representative, that party is responsible for transmitting orders in accord with contractual arrangements between the Trust and your representative. There may be different cut-off times for purchase and sale requests. Consult your investment representative for specific information.

Initial Investment
Your initial investment need only be $100.00 for any of our series.

Purchases By Wire

If this is an initial investment you must first call us to tell us the following:

        . How the account is to be registered
        . Name of series in which you wish to invest
        . Your address
        . Your tax identification number
        . Amount being wired
        . Name of wiring bank

Our wire instructions are directed to US Bank, Cincinnati, Ohio as follows:

        US Bank                                         ABA # 0420-0001-3
        Alabama Tax-Free Income Series                       #821-602-844
        Alabama Tax-Free Short-to-Medium Series              #821-602-851
        Kentucky Tax-Free Income Series                      #483-622-098
        Kentucky Tax-Free Short-to-Medium Series             #483-622-106
        Mississippi Tax-Free Income Series                   #821-637-840
        Mississippi Tax-Free Short-to-Medium Series          #821-602-802
        North Carolina Tax-Free Income Series                #483-622-338
        North Carolina Tax-Free Short-to-Medium Series       #483-622-346
        Tennessee Tax-Free Income Series                     #483-622-122
        Tennessee Tax-Free Short-to-Medium Series            #483-622-130
        Intermediate Government Bond Series                  #483-622-148

If you are adding to an existing account, please call us with your name and account number.

Purchases By Mail
Make your check payable to the series you want to invest in and send your check to:
        Dupree Mutual Funds
        P.O. Box 1149
        Lexington, KY 40588-1149

Along with one of the following:
        *A completed new account form (if new account)
        *The detachable stub which you will find at the top of your most recent account statement
        *A letter specifying the account number and series

Automatic Purchase Plan
Once your account is open, you may make investments automatically by authorizing Dupree Mutual Funds to draw on your bank account. Please call us at the phone number on the back cover for more information.

Individual Retirement Accounts
Shareholders of the Intermediate Government Bond Series may establish Individual Retirement Accounts. Please contact us at the number on the back cover for more information.

SELLING SHARES

You may sell all or part of the shares in your account at any time without any penalties or sales commissions. To do so, simply use one of the methods described below. We will not require a signature guarantee (but reserve the right to do so); however, on your account application, you will be asked to indemnify and hold harmless the Trust, the Transfer Agent and their officers, agents and employees, from losses, claims, expenses and liabilities based on actions taken as the result of your instructions. The Trust will utilize reasonable procedures, such as recording telephone redemption request or making inquiries of information that should only be known to the shareholder and the Trust, to confirm that instructions communicated by telephone or in writing are genuine. If reasonable procedures are followed by the Trust, it will not be liable for losses due to unauthorized or fraudulent telephone instructions.

By Telephone
In Lexington, KY (859) 254-7741
Toll Free National Number for Lexington (800) 866-0614
In Brevard, NC (828) 862-8100
Toll Free National Number for Brevard (800) 284-2562

All accounts will automatically receive telephone redemption, exchange and transfer privileges unless indicated otherwise on the initial application form. We will mail or wire the money only to the address or bank account previously filed with us. Changes to any redemption instructions must be made in writing and signed by all owners. The telephone cannot be used to redeem shares for which you hold certificates of beneficial interest or which were purchased by mail within the past 30 days.

By Mail
You must send us a written request for redemption, signed by each registered holder exactly as the shares are registered along with (if applicable):
    * Any certificates of beneficial interest
    * Documents required by Corporations, Executors, Administrators, Trustees and Guardians.

By Check
Shareholders of each of the Short-to-Medium Series, and the Intermediate Government Bond Series may redeem shares by check. In order to arrange for redemption by check, a check writing privilege form must be completed or call us at the phone number on the back cover. Checks may not be used to close an account. Checks may not be presented for payment over-the-counter at the clearing bank.

                                               Daily
Check limits                         Minimum   Maximum
Short-to-Medium Series'              $500.00   $25,000
                                     $500.00   $25,000
                                     $500.00   $25,000
Government Bond Series               $500.00   none

CHECK WRITING             CHARGES:
Share Redemption:         NONE
Checks:                   NONE
Insufficient Funds:       $27.00
Stop Payment:             $29.00

Third-Party Investments
If you invest through a third party (rather than directly with the Trust), the third party may charge you fees different from than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt. All such transactions through third parties depend upon your contractual relations with the third party and whether the Trust has an arrangement with the third party.

Payment of Redemption Proceeds
The Transfer Agent will normally mail a check or wire redemption proceeds the business day following the receipt of necessary documents in required form. In order to receive proceeds by wire the redeeming amount must be at least $500.00. If the Custodian imposes a wire charge upon the Transfer Agent, the Transfer Agent may deduct the wire charge from the proceeds. If charged, the current amount of the charge would be $10.00. Your own bank may impose a wire charge on your account to which the funds are wired.

We reserve the right on all redemptions, including redemptions by writing a check in any of the Short-to-Medium Series or Intermediate Government Bond Series, to delay payment seven days if to do otherwise would negatively affect existing shareholders.

Shares redeemed to close an account will earn dividends through the date of redemption. In addition to the redemption proceeds, redeeming shareholders will receive dividends declared but unpaid. If you redeem only a portion of your shares, you will receive all dividends declared and unpaid on all your shares on the next dividend payment date.

Redemption Price
The redemption price of shares redeemed will be their net asset value per share as calculated in the first determination of net asset value after the Trust has received all necessary documents in proper form.

Suspension of Redemption
We may suspend the right of redemption or postpone payment for more than seven days during any of the following:
*The New York Stock Exchange is closed
*The Securities and Exchange Commission determines trading on the Exchange is restricted
*There is an emergency as determined by the commission where it is not reasonably practicable for us to dispose of securities.
*Such other period as the Commission may by order permit for the protection of the shareholders

Redemption by Trust
If your account balance falls below $100 as a result of shareholder redemption and not simply market valuation change, we may redeem your shares and close out your account. We will give you notice no earlier than the 15th of the month following the month in which your account falls below $100, and you will have 30 days from the date of the notice to bring the account up to $100 before we take any action.

Redemption In Kind
The Trust does not reserve the right to redeem in kind.

Undeliverable Redemption Checks
For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be considered void. The check will be canceled and the money reinvested in the Fund.

Transfer and Exchange of Shares
You may transfer your shares to another owner. You may exchange shares between series offered in your state of residence without sales charge at the next determination of net asset value; however, the Trust reserves the right to reject any exchange in excess of $50,000 and to modify or terminate the exchange privilege at any time only upon sixty (60) days written notice. An exchange is treated for federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged. No representation is made as to the deductibility of any such loss. The Transfer Agent will provide you with information about the documents required.

Withdrawal Plan
You may withdraw fixed or variable amounts from your account at regular intervals. Once begun, a withdrawal plan may be discontinued at any time without penalty.

Inactive Accounts
If your Account is inactive (i.e., you do not make any deposits or withdrawals) and you have not otherwise communicated with us about your Account for the period provided by law, we will be required to transfer the balance of your Account as "abandoned property" to the appropriate state authority.

DIVIDENDS

Generally, we declare dividends separately for each series each business day. The Alabama, Kentucky, Mississippi, North Carolina and Tennessee Income Series pay such dividends as of the last business day of each quarter. The Alabama, Kentucky, Mississippi, North Carolina and Tennessee Short-to-Medium Series and the Intermediate Government Bond Series pay such dividends as of the last business day of each month. If no other business day(s) intervenes between a weekend or holiday on which the the Dupree office is closed, then dividends will be paid on the second to last business day of the quarter (Income Series) or month (Short-to-Medium Series and Intermediate Government Bond Series). The Trustees have the authority to change dividend payment dates.

Net investment income consists of all interest income accrued on portfolio securities less all expenses. Capital gains, if any, will normally be distributed between October 31 and January 31 in order to comply with federal income tax regulations. See Statement of Additional Information. Income dividends and capital gains distributions will be paid in additional shares by credit to the shareholder's account or in cash at the shareholder's election. Any such election remains in effect until the Transfer Agent receives notice terminating the election at least three days before the payment date of a dividend or distribution. The available elections are indicated on the new account application form.


FREQUENT PURCHASES AND REDEMPTION OF FUND SHARES

Frequent purchases and redemptions by a shareholder in any Series of the Trust would be disruptive of our efforts to maximize the yield of the Series because it would mean that cash is not invested or that borrowing to pay redemption proceeds may be necessary. However, Management of the Trust monitors trading practices of shareholders and has not detected patterns of frequent purchases and redemptions. Accordingly, the Trust Board of Trustees has not adopted a policy or procedure to restrict such practices. As stated above, we reserve the right to reject any order to purchase shares or to delay payment of redemption proceeds seven days if to do otherwise would negatively affect existing shareholders.


TAXES

Each series of the Trust has qualified as a "regulated investment company" (RIC) under the Internal Revenue Code. Accordingly, we must distribute at least 90% of our net income earned in any year. Ordinarily, the dividends we pay our shareholders of the Municipal Bond series will be exempt interest dividends that will be excludable from gross income for federal (including alternative minimum tax) and state income tax purposes. Dividends and distributions paid on the Government Bond Series generally will be subject to federal and state income tax. Distributions of income from investments in non-municipal securities or net short-term capital gains or net long-term capital gains exceeding our capital loss carry forwards (if any) will be taxable as more fully described in the "Statement of Additional Information." Ad valorem tax may be imposed in some states.

You should consult your tax adviser about the effects of investments in the Trust and recognize that the tax laws of the several states afford different tax treatment to their residents.

PERFORMANCE CALCULATIONS

All yield figures are based on historical earnings and are not intended to indicate future performance.

Total returns are calculated for specified periods by finding the compounded rate of return that will equal the total amount redeemed at the specified redemption date versus the initial amount invested. Average annual total return calculations consider reinvestment of all dividends and all other distributions less all expenses.

Yield quotations are based on a 30 day period in accordance with S.E.C. computation formulas as more fully described in the Statement of Additional Information.

Taxable equivalent yield is the yield that an investor would have to earn from fully taxable investments, before the investor had paid federal and any applicable state income and ad valorem taxes, in order to equal a tax-free yield.

Fund Performance
The Annual Report of Dupree Mutual Funds contains a discussion and graphs reflecting the performance of its series during the most recently completed fiscal year. A copy of the Annual Report may be obtained by writing or calling us at the numbers listed on the back cover. Performance may also be judged by comparing the series' performance to other mutual funds with comparable investment objectives through various mutual fund or market indices or rankings such as those provided by Barrons, Forbes, Fortune, Money Magazine and Morningstar. Periodically, information from these publications may be included in advertisements, sales literature and reports to shareholders.


DISTRIBUTION ARRANGEMENTS
We do not impose any sales loads, including deferred sales loads, front-end sales loads, loads on reinvestments of dividends or other distributions, redemption fees, exchange fees or account fees. Accordingly, there are no arrangements to offer break-points or special arrangements available to any prospective or existing shareholder to reduce or eliminate loads. Our shares are sold directly by the Trust and there are no distribution plans under Rule 12b-1. If you purchase shares through an investment representative, you may have a contractual arrangement with that investment representative to pay certain fees to that representative. Our Web site, located at www.dupree-funds.com also states that we do not charge loads or offer break-points or special arrangements to any prospective or existing shareholder to reduce or eliminate loads.

FINANCIAL HIGHLIGHTS

ALABAMA TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                                                               The
                                                                                                             period
                                                                                                            1/1/2000
                                                                 For the years ended June 30,                   to
                                                    ---------------------------------------------------      6/30/00
                                                      2004          2003          2002          2001           (a)
                                                    ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of year                  $   11.80     $   11.22     $   10.99     $   10.31     $   10.00
                                                    ---------     ---------     ---------     ---------     ---------
Income from investment operations:
  Net investment income                                  0.51          0.52          0.56          0.56          0.26
  Net gains/(losses) on securities,
   both realized and unrealized                         (0.35)         0.58          0.23          0.68          0.31
                                                    ---------     ---------     ---------     ---------     ---------
Total from investment operations                         0.16          1.10          0.79          1.24          0.57
Less distributions:
  Distributions from net investment income              (0.51)        (0.52)        (0.56)        (0.56)        (0.26)
                                                    ---------     ---------     ---------     ---------     ---------
Net asset value, end of year                        $   11.45     $   11.80     $   11.22     $   10.99     $   10.31
                                                    =========     =========     =========     =========     =========
Total return                                             1.36%         9.98%         7.32%        12.33%         5.79% (c)
Net assets, end of year (in thousands)              $   5,273     $   4,615     $   2,404     $   1,297     $     222
Ratio of net expenses to average net assets (d)          0.40%         0.33%         0.28%         0.21%         0.50% (b)
Ratio of net investment income to
 average net assets                                      4.36%         4.46%         4.99%         5.27%         5.23% (b)
Portfolio turnover                                      16.43%         6.24%        18.15%        15.28%         0.00%

(a)  Commencement of operations January 1, 2000
(b)  Annualized
(c)  Total return is not annualized
(d) Percentages are after expenses waived by Adviser and custodian and interest expense reductions. Expenses waived by Adviser and custodian and interest expense reductions were:
     .41% and .10% for 2004, .50% and .12% for 2003, .53% and .23% for 2002,
     .80%, .72% for 2001, and 2.76% and 1.35% for 2000, respectively.

KENTUCKY TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                              For the years ended June 30,
                                                  --------------------------------------------------------------------------------
                                                      2004             2003             2002             2001             2000
                                                  ------------     ------------     ------------     ------------     ------------
Net asset value, beginning of year                $       7.73     $       7.48     $       7.41     $       7.22     $       7.47
                                                  ------------     ------------     ------------     ------------     ------------
Income from investment operations:
  Net investment income                                   0.33             0.34             0.36             0.37             0.38
  Net gains/(losses) on securities,
   both realized and unrealized                          (0.24)            0.25             0.07             0.19            (0.25)
                                                  ------------     ------------     ------------     ------------     ------------
Total from investment operations                          0.09             0.59             0.43             0.56             0.13
Less distributions:
  Distributions from net investment income               (0.33)           (0.34)           (0.36)           (0.37)           (0.38)
                                                  ------------     ------------     ------------     ------------     ------------
Net asset value, end of year                      $       7.49     $       7.73     $       7.48     $       7.41     $       7.22
                                                  ============     ============     ============     ============     ============
Total return                                              1.23%            8.04%            5.93%            7.94%            1.78%
Net assets, end of year (in thousands)            $    614,357     $    612,593     $    535,356     $    467,236     $    416,957
Ratio of net expenses to average net assets (a)           0.58%            0.58%            0.59%            0.60%            0.61%
Ratio of net investment income to
 average net assets                                       4.37%            4.45%            4.84%            5.05%            5.17%
Portfolio turnover                                        7.89%           10.69%            9.99%            9.06%           15.74%

(a)  Percentages before custodian and interest expense reductions were:
     .60% for 2004, .60% for 2003, .61% for 2002, .62% for 2001, and .63% for
     2000.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                            For the years ended June 30,
                                                  ---------------------------------------------------------------------------
                                                     2004             2003           2002            2001            2000
                                                  -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of year                $      5.44     $      5.30     $      5.22     $      5.09     $      5.20
                                                  -----------     -----------     -----------     -----------     -----------
Income from investment operations:
  Net investment income                                  0.16            0.19            0.20            0.23            0.21
  Net gains/(losses) on securities,
   both realized and unrealized                         (0.17)           0.14            0.08            0.13           (0.11)
                                                  -----------     -----------     -----------     -----------     -----------
Total from investment operations                        (0.01)           0.33            0.28            0.36            0.10
Less distributions:
  Distributions from net investment income              (0.16)          (0.19)          (0.20)          (0.23)          (0.21)
                                                  -----------     -----------     -----------     -----------     -----------
Net asset value, end of year                      $      5.27     $      5.44     $      5.30     $      5.22     $      5.09
                                                  ===========     ===========     ===========     ===========     ===========
Total return                                            (0.19%)          6.23%           5.50%           7.18%           1.95%
Net assets, end of year (in thousands)            $    97,571     $    99,529     $    80,082     $    55,555     $    51,205
Ratio of net expenses to average net assets (a)          0.68%           0.69%           0.69%           0.70%           0.69%
Ratio of net investment income to
 average net assets                                      2.98%           3.43%           3.82%           4.42%           4.06%
Portfolio turnover                                      18.63%          22.30%           8.04%          22.40%          30.57%

(a)  Percentages before custodian and interest expense reductions were:
     .72% for 2004, .71% for 2003, .71% for 2002, .72% for 2001, and .71% for
     2000.

MISSISSIPPI TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:                                                                          The period
                                                               For the years ended June 30,                     1/1/2000 to
                                                    -------------------------------------------------------     6/30/00
                                                       2004           2003           2002           2001        (a)
                                                    ----------     ----------     ----------     ----------     -----------
Net asset value, beginning of year                  $    11.74     $    11.00     $    10.83     $    10.35     $     10.00
                                                    ----------     ----------     ----------     ----------     -----------
Income from investment operations:
  Net investment income                                   0.48           0.50           0.54           0.55            0.27
  Net gains on securities,
   both realized and unrealized                          (0.40)          0.74           0.17           0.48            0.35
                                                    ----------     ----------     ----------     ----------     -----------
Total from investment operations                          0.08           1.24           0.71           1.03            0.62
Less distributions:
  Distributions from net investment income               (0.48)         (0.50)         (0.54)         (0.55)          (0.27)
                                                    ----------     ----------     ----------     ----------     -----------
Net asset value, end of year                        $    11.34     $    11.74     $    11.00     $    10.83     $     10.35
                                                    ==========     ==========     ==========     ==========     ===========
Total return                                              0.72%         11.53%          6.67%         10.19%           6.24% (c)
Net assets, end of year (in thousands)              $    3,146     $    2,728     $    1,829     $      816     $       238
Ratio of net expenses to average net assets (d)           0.40%          0.33%          0.27%          0.21%           0.50% (b)
Ratio of net investment income to
 average net assets                                       4.16%          4.37%          4.87%          5.18%           5.31% (b)
Portfolio turnover                                        0.18%          2.36%          3.40%          0.00%           0.00%

(a)  Commencement of operations January 1, 2000
(b)  Annualized
(c)  Total return is not annualized
(d) Percentages are after expenses waived by Adviser and custodian and interest expense reductions. Expenses waived by Adviser and custodian expense reductions were:
     .46% and .17% for 2004, .55% and .20% for 2003, .60% and .37% for 2002,
     .92%, 1.02% for 2001, and 2.85% and 1.39% for 2000, respectively.

NORTH CAROLINA TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                           For the years ended June 30,
                                                   ---------------------------------------------------------------------------
                                                       2004           2003            2002            2001            2000
                                                   -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of year                 $     11.12     $     10.68     $     10.63     $     10.21     $     10.61
                                                   -----------     -----------     -----------     -----------     -----------
Income from investment operations:
  Net investment income                                   0.44            0.47            0.49            0.50            0.51
  Net gains/(losses) on securities,
   both realized and unrealized                          (0.34)           0.44            0.05            0.42           (0.40)
                                                   -----------     -----------     -----------     -----------     -----------
Total from investment operations                          0.10            0.91            0.54            0.92            0.11
Less distributions:
  Distributions from capital gains                        0.00            0.00            0.00            0.00           (0.01)
  Distributions from net investment income               (0.44)          (0.47)          (0.49)          (0.50)          (0.50)
                                                   -----------     -----------     -----------     -----------     -----------
Net asset value, end of year                       $     10.78     $     11.12     $     10.68     $     10.63     $     10.21
                                                   ===========     ===========     ===========     ===========     ===========
Total return                                              0.95%           8.70%           5.19%           9.09%           1.07%
Net assets, end of year (in thousands)             $    38,791     $    39,668     $    32,585     $    25,945     $    21,660
Ratio of net expenses to average net assets (a)           0.69%           0.68%           0.57%           0.55%           0.55%
Ratio of net investment income to
 average net assets                                       4.05%           4.29%           4.60%           4.71%           4.92%
Portfolio turnover                                       10.51%           7.99%           6.60%          19.71%          16.14%

(a) Percentages are after expenses waived by Adviser and custodian and interest expense reductions.
     Expenses waived by Adviser and custodian and interest expense reductions were:
     0% and .03% for 2004, .02% and .03% for 2003, .14% and .03% for 2002, .16%
     and .03% for 2001, and .17% and .03% for 2000, respectively.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                           For the years ended June 30,
                                                    ----------------------------------------------------------------------
                                                       2004           2003           2002           2001           2000
                                                    ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of year                  $    10.85     $    10.47     $    10.25     $     9.94     $    10.09
                                                    ----------     ----------     ----------     ----------     ----------
Income from investment operations:
  Net investment income                                   0.32           0.35           0.38           0.40           0.39
  Net gains/(losses) on securities,
   both realized and unrealized                          (0.28)          0.38           0.22           0.31          (0.15)
                                                    ----------     ----------     ----------     ----------     ----------
Total from investment operations                          0.04           0.73           0.60           0.71           0.24
Less distributions:
  Distributions from net investment income               (0.32)         (0.35)         (0.38)         (0.40)         (0.39)
                                                    ----------     ----------     ----------     ----------     ----------
Net asset value, end of year                        $    10.57     $    10.85     $    10.47     $    10.25     $     9.94
                                                    ==========     ==========     ==========     ==========     ==========
Total return                                              0.33%          7.10%          5.99%          7.24%          2.47%
Net assets, end of year (in thousands)              $   15,695     $   13,871     $    9,260     $    4,875     $    4,246
Ratio of net expenses to average net assets (a)           0.51%          0.50%          0.48%          0.48%          0.48%
Ratio of net investment income to
 average net assets                                       2.94%          3.28%          3.69%          3.93%          3.94%
Portfolio turnover                                        8.37%         19.12%         13.65%          7.29%         25.85%

(a) Percentages are after expenses waived by Adviser and custodian and interest expense reductions.
     Expenses waived by Adviser and custodian and interest expense reductions were:
     .25% and .05% for 2004, .26% and .04% for 2003, .31% and .07% for 2002,
     .30%,.11% for 2001, and .32% and .11% for 2000, respectively.

TENNESSEE TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                          For the years ended June 30,
                                                    ----------------------------------------------------------------------
                                                       2004           2003           2002           2001           2000
                                                    ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of year                  $    11.26     $    10.82     $    10.72     $    10.32     $    10.77
                                                    ----------     ----------     ----------     ----------     ----------
Income from investment operations:
  Net investment income                                   0.45           0.48           0.52           0.52           0.53
  Net gains/(losses) on securities,
   both realized and unrealized                          (0.39)          0.44           0.10           0.40          (0.45)
                                                    ----------     ----------     ----------     ----------     ----------
Total from investment operations                          0.06           0.92           0.62           0.92           0.08
Less distributions:
  Distributions from net investment income               (0.45)         (0.48)         (0.52)         (0.52)         (0.53)
                                                    ----------     ----------     ----------     ----------     ----------
Net asset value, end of year                        $    10.87     $    11.26     $    10.82     $    10.72     $    10.32
                                                    ==========     ==========     ==========     ==========     ==========
Total return                                              0.55%          8.65%          5.85%          9.08%          0.84%
Net assets, end of year (in thousands)              $   70,499     $   58,816     $   48,527     $   45,035     $   40,524
Ratio of net expenses to average net assets (a)           0.67%          0.65%          0.54%          0.54%          0.54%
Ratio of net investment income to
 average net assets                                       4.05%          4.32%          4.77%          4.90%          5.09%
Portfolio turnover                                       16.11%          8.36%         11.85%         22.31%          8.80%

(a) Percentages are after expenses waived by Adviser and custodian and interest expense reductions.
     Expenses waived by Adviser and custodian and interest expense reductions were:
     0% and .03% for 2004, .01% and .02% for 2003, .16% and .02% for 2002, .15%,
     .02% for 2001, and .13% and .02% for 2000, respectively.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                          For the years ended June 30,
                                                    ----------------------------------------------------------------------
                                                       2004           2003           2002           2001           2000
                                                    ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of year                  $    10.91     $    10.50     $    10.35     $    10.18     $    10.33
                                                    ----------     ----------     ----------     ----------     ----------
Income from investment operations:
  Net investment income                                   0.32           0.35           0.40           0.42           0.41
  Net gains/(losses) on securities,
   both realized and unrealized                          (0.33)          0.41           0.15           0.17          (0.15)
                                                    ----------     ----------     ----------     ----------     ----------
Total from investment operations                         (0.01)          0.76           0.55           0.59           0.26
Less distributions:
  Distributions from net investment income               (0.32)         (0.35)         (0.40)         (0.42)         (0.41)
                                                    ----------     ----------     ----------     ----------     ----------
Net asset value, end of year                        $    10.58     $    10.91     $    10.50     $    10.35     $    10.18
                                                    ==========     ==========     ==========     ==========     ==========
Total return                                             (0.07%)         7.37%          5.43%          5.85%          2.53%
Net assets, end of year (in thousands)              $   20,311     $   16,000     $   11,366     $    7,216     $    6,415
Ratio of net expenses to average net assets (a)           0.51%          0.50%          0.41%          0.59%          0.60%
Ratio of net investment income to
 average net assets                                       2.99%          3.29%          3.84%          4.03%          3.96%
Portfolio turnover                                        5.92%         20.27%         22.10%         48.90%         28.67%

(a) Percentages are after expenses waived by Adviser and custodian and interest expense reductions.
     Expenses waived by Adviser and custodian and interest expense reductions were:
     .22% and .04% for 2004, .23% and .04% for 2003, .35% and .06% for 2002,
     .17% , .07% for 2001, and .18% and .07% for 2000, respectively.

INTERMEDIATE GOVERNMENT BOND SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                       For the years ended June 30,
                                                    ----------------------------------------------------------------------
                                                       2004           2003           2002           2001           2000
                                                    ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of year                  $    10.35     $    10.07     $     9.83     $     9.43     $     9.73
                                                    ----------     ----------     ----------     ----------     ----------
Income from investment operations:
  Net investment income                                   0.52           0.53           0.58           0.64           0.65
  Net gains/(losses) on securities,
   both realized and unrealized                          (0.41)          0.28           0.24           0.40          (0.30)
                                                    ----------     ----------     ----------     ----------     ----------
Total from investment operations                          0.11           0.81           0.82           1.04           0.35
Less distributions:
  Distributions from net investment income               (0.52)         (0.53)         (0.58)         (0.64)         (0.65)
                                                    ----------     ----------     ----------     ----------     ----------
Net asset value, end of year                        $     9.94     $    10.35     $    10.07     $     9.83     $     9.43
                                                    ==========     ==========     ==========     ==========     ==========
Total return                                              1.09%          8.23%          8.54%         11.29%          3.76%
Net assets, end of year (in thousands)              $   18,075     $   18,758     $   13,412     $   11,057     $   10,167
Ratio of net expenses to average net assets (a)           0.45%          0.45%          0.48%          0.42%          0.41%
Ratio of net investment income to
 average net assets                                       5.12%          5.19%          5.81%          6.56%          6.83%
Portfolio turnover                                       42.35%         53.62%         75.15%         24.94%         33.35%

(a)  Percentages before custodian and interest expense reductions were:
     .48% for 2004, .48% for 2003, .52% for 2002, .46% for 2001, and .45% for
     2000.

Privacy Policy

        Dupree Mutual Funds is committed to preserving the security and confidentiality of your personal information. Your customer records are maintained exclusively by our transfer agent, Dupree & Company, an affiliated company of Dupree Mutual Funds that services your account and keeps your personal information private. We understand how important privacy is to our customers, and therefore we do not sell or barter any part of your personal information or our own mailing lists to any person or organization.

        We are providing this notice to help explain to you the policies Dupree Mutual Funds and Dupree & Company have adopted to collect, use, and protect your private personal financial information. Our policies with respect to safeguarding this information extend to all current, prospective, or former customers. Therefore, even if you decide not to open an account with us or decide to close your account, we will continue to follow our privacy policies and practices with respect to any nonpublic financial information we may have received about you.

        Information We May Collect
        From time to time, we may collect personal information about customers or potential customers if you have inquired about or opened an account with us, made transactions in your account, or requested customer services or financial products from us. The information we collect about you and your account may be received from one or more of the following sources:

               . Information you provide to us on applications and forms, over the telephone, through regular or electronic mail, or during in-person consultations;
               . Information about your transaction history with us (such as your purchases, sales, or account balances) that we have obtained through processing your customer requests or providing other account services;
               . Information we receive about you (such as personal identification information) from consumer or credit reporting agencies or databases.

        How Your Information Is Used
        Your personal financial information is used to provide you with products and services you request, to help us service your account and send you account statements, reports, and the like, and to advise you of additional products and services we offer which may interest you. Your personal information is never used to market any financial products or services to you, other than the financial services we offer to you as our customer or make available to you in connection with your account. Every person who has access to your personal information in order to service your account, exchange or transfer shares, or perform other services you may request is under a duty to protect the confidentiality of your personal information. Further, your personal information is protected by physical, electronic and procedural safeguards to ensure that unauthorized persons cannot gain access to your customer record or other nonpublic financial information.

        Disclosure of Your Information
        We do not disclose your nonpublic personal information to anyone, except as we are permitted or required by law to do. For example, we use independent service providers to create microfilm records or to print or mail account statements and other materials that you request. To protect your privacy, our service providers are subject to strict confidentiality requirements and agreements to protect your personal information and to use it only to perform the services for which we hired them.

        Changes in Our Privacy Policy
        We periodically review our policies, procedures, and service agreements and may, from time to time, amend them. In the event we need to amend our Privacy Policy, we will nevertheless continue to maintain the security and confidentiality of your personal information and will notify you of any changes before they become effective. If you have any questions regarding our privacy policy, you may contact a customer service representative for further information.

HOW TO REACH US

DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, KY 40588-1149

PHONE
(859) 254-7741
(800) 866-0614

ONLINE
WEB SITE: www.dupree-funds.com
E-MAIL: inquiry@dupree-funds.com
E-MAIL: shareholders@dupree-funds.com

CAROLINA FINANCIAL INVESTMENTS
P.O. BOX 1466
BREVARD, NC 28712

PHONE
(828) 862-8100
(800) 284-2562

ONLINE
WEB SITE: www.dupree-funds.com
E-MAIL: cfinvest@citcom.net

INVESTMENT ADVISER
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Dupree & Company, Inc.
P.O. Box 1149
Lexington, Kentucky 40588-1149

CUSTODIAN
U.S. Bank
425 Walnut Street, ML 6118
P.O. Box 1118
Cincinnati, Ohio 45201-6118

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, OH 45202

LEGAL COUNSEL
Darsie &  Elste
P.O. Box 22219
Lexington, KY 40522

Additional information about the Trust's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year. A statement containing additional information about the Trust, Dated November 1, 2004 (the 'Statement of Additional Information'), has been filed with the Securities and Exchange Commission and can be obtained, without charge, by writing or calling us at the address or phone number listed above. The Statement of Additional Information and other information and reports are available on our Internet Site, www.dupree-funds.com or by e-mail request to inquiry@dupree-funds.com. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

To request other information free of charge including the Statement of Additional Information, Annual and Semi-Annual reports and to make shareholder inquiries, phone us at 1-800-866-0614.

Information about the Trust may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR database on the Commissions Internet site at http://www.sec.gov. Copies of the information may be obtained upon payment of the duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102

DUPREE MUTUAL FUNDS
A No-Load Fund


Prospectus, November 1, 2004


                                               Investment Co. Act File #811-2918

DUPREE MUTUAL FUNDS

STATEMENT OF ADDITIONAL INFORMATION

NOVEMBER 1, 2004

                               DUPREE MUTUAL FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION


                                NOVEMBER 1, 2004


                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY............................................1

INVESTMENT OBJECTIVES AND POLICIES.........................................1
  Portfolio Turnover.......................................................3
  Investment Restrictions..................................................5

NON-FUNDAMENTAL RESTRICTIONS...............................................8

DISCLOSURE OF PORTFOLIO HOLDINGS...........................................8

INVESTMENT ADVISER AND OTHER SERVICES......................................8
  (See "Management of the Trust" in Prospectus)

OFFICERS AND TRUSTEES.....................................................11
  (See "Management of the Trust" in Prospectus)

PORTFOLIO TRANSACTIONS....................................................14

SHARES OF BENEFICIAL INTEREST.............................................15
  (See "Organization of the Trust" in Prospectus)

HOW TO PURCHASE SHARES....................................................16
  (See "Buying Shares" in Prospectus)

HOW TO REDEEM SHARES......................................................17
  (See "Selling Shares" in Prospectus)

HOW WE COMPUTE OUR YIELDS.................................................17

TAX INFORMATION...........................................................25
  (See "Dividends" and "Taxes" in Prospectus)

FINANCIAL STATEMENTS......................................................30

NOTES TO FINANCIAL STATEMENTS.............................................

REPORT OF INDEPENDENT AUDITORS............................................


This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Trust's Prospectus dated November 1, 2004. A Prospectus may be obtained, without charge, by calling or writing the Trust as listed on the back cover. The Trust's most recent Annual and Semi-Annual Reports may also be obtained, without charge, by calling 800 866 0614 or writing the Trust at P.O. Box 1149 Lexington, KY 40588.

                         GENERAL INFORMATION AND HISTORY

Dupree Mutual Funds is a no-load mutual fund that offers shares in separate investment series to the public. We have been in continuous operation since 1979, first as the Kentucky Tax-Free Income Fund, Inc. and in our current form since 1987. We were organized as a Kentucky Business Trust on July 1, 1987, as the successor to the fund organized in 1979. We currently offer no-load mutual fund shares in eleven series that invest in professionally managed bond portfolios. Our Investment Adviser for each series of shares is Dupree & Company, Inc. Dupree & Company is a Lexington, Kentucky firm with more than 50 years experience in managing, underwriting and trading Kentucky municipal securities.

                       INVESTMENT OBJECTIVES AND POLICIES

As stated in our Prospectus, our investment objective for each of our eleven series is to realize the highest level of income available, as determined by a shareholder's state of residence, without undue risk to principal. Ten of the eleven series we offer invest in professionally managed bond portfolios consisting of municipal securities issued in a single state. These series (with only minor exceptions) invest in municipal securities from Alabama, Kentucky, Mississippi, North Carolina or Tennessee in order to provide interest income exempt from federal income tax (including alternative minimum tax) and in the states where our shares are offered, from state income tax as well. Investors should consult our Prospectus for a description of the investment objectives of each series and the manner in which each series seeks to achieve its objectives.

We have established a number of investment policies and restrictions to help ensure that the investments of each series are consistent with its investment goals. Certain of these policies are deemed "fundamental", meaning that they are subject to change only upon approval by the holders of a majority of shares of the affected series. "Non-fundamental policies" may be changed without a vote of the shareholders. The fundamental policies of each of the series are set forth below and in the "Investment Restrictions" section that follows. As used in the Prospectus and this Statement of Additional Information, with respect to any matter requiring shareholder approval, whether it be shareholder approval within an affected series or the shareholders of the Trust, the phrase "majority of our shares" means the vote at a meeting of (i) 67% or more of the shares present or represented, if the holders of more than 50% of the outstanding shares of the affected series are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the affected series, whichever is less.

                         Alabama Tax-Free Income Series
                     Alabama Tax-Free Short-to-Medium Series
                         Kentucky Tax-Free Income Series
                    Kentucky Tax-Free Short-to-Medium Series
                       Mississippi Tax-Free Income Series
                   Mississippi Tax-Free Short-to-Medium Series
                      North Carolina Tax-Free Income Series
                 North Carolina Tax-Free Short-to-Medium Series
                        Tennessee Tax-Free Income Series
                    Tennessee Tax-Free Short-to Medium Series

As stated in our Prospectus, the investment objective for our ten municipal bond series is to realize the highest level of tax-exempt income available, as determined by a shareholder's state of residence, without undue risk to principal. In general, interest income derived from municipal securities is exempt from federal income tax (including alternative minimum tax) and, for residents of the states in which we offer shares, from state income tax as well. Accordingly, as a matter of fundamental policy, these series invest in tax-exempt issues from a single state, one of either Alabama, Kentucky, Mississippi, North Carolina or Tennessee, in order to maximize the tax exemption available to shareholders in the states where our shares are offered. The only exception to this policy is that, when abnormal market conditions warrant doing so, we may from time to time invest in taxable securities on a temporary basis. Investors should consult our Prospectus and the "Tax Information" section that follows for a more complete discussion of the tax consequences of these investment policies. The Kentucky Tax-Free Income Series and the Tennessee Tax-Free Income Series maintain diversified portfolios, while the Alabama Tax-Free Income Series, the Alabama Tax-Free Short-to-Medium Series, Kentucky Tax-Free Short-to-Medium Series, the Mississippi Tax-Free Income Series, the Mississippi Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, and the Tennessee Tax-Free Short-to-Medium Series maintain non-diversified portfolios.

At least 80% of the Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities we purchase must have municipal bonds within the four highest grades assigned by a recognized rating agency at the time of purchase; or municipal notes rated at the time of purchase within the three highest grades assigned by a recognized rating service or Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal bonds and notes not rated within the grades specified above, but secured by the full faith and credit of the United States government. A description of the general characteristics of the municipal securities qualifying for ratings specified above follows.

No more than 20% of the value of our total assets in each of the Alabama Series, the Kentucky Series, the Mississippi Series, the North Carolina Series or the Tennessee Series will be invested in securities which are not rated, but which, in the opinion of our Investment Adviser, would have been rated at the grades indicated above if the issuers had sought a rating at the time of issuance. Issuers do not always secure ratings for reasons of cost, or when ratings are not needed to effectuate the sale. No special or particular risk is associated solely with unrated securities.

The ratings described below reflect the opinions of the issuing rating service as to the quality of the municipal securities they undertake to rate. As such, the ratings represent broad guidelines rather than absolute standards of quality. You should also bear in mind that rating agencies usually rate an issue of municipal securities at the time it is first offered to the public, and that, once issued, a rating is seldom updated unless and until the municipal issuer makes a further offering of its securities. Our Investment Adviser will make its own evaluation of each security it selects for our portfolios and will continue to evaluate each portfolio security so long as we hold it.

Ratings of Municipal Notes and Bonds

Rating agencies denote quality ratings in descending alphabetic order with the highest quality securities having a rating of three A's. Securities rated with three A's are considered the best quality; two A's denote high quality with some elements that would make long-term risks appear somewhat larger; and securities issued denoted with A are regarded as a safe upper medium grade obligation. Three B's or a combination of a B and two A's are considered medium grade neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over a great length of time. Some rating agencies may denote ratings on notes in a numeric order with a one being the best quality, two representing high quality with margins of protection ample, although not so large as in the preceding group, and a three representing favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

Municipal Securities

Municipal securities are obligations issued by the states, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is exempt from federal and state income taxes and, in Tennessee, the Hall tax.

Municipal bonds are issued for various public purposes including the construction of airports, highways, housing, hospitals, pollution abatement facilities, schools, streets, water and sewer works, gas and electric utilities and university buildings. Municipal issuers can issue bonds for the purposes of refunding outstanding obligations, obtaining funds to finance other public institutions and meeting general operating expenses. Industrial building revenue bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal and state income taxes, are issued by or on behalf of public authorities to finance construction of privately operated facilities such as manufacturing plants, housing, sports arenas and pollution control installations. Our investments in industrial building revenue bonds are subject to the restrictions set forth in Paragraph 10 of the "Investment Restrictions."

There are five general types of municipal bonds. General obligation bonds are secured by the issuer's pledge of its full faith, honor, credit and/or taxing power for the payment of principal and interest. Revenue bonds are payable from and secured by a particular revenue stream, such as lease rentals, utility usage and connection charges, student registration or housing fees, bridge or highway tolls, parking fees, sports event gate receipts, etc. Although municipal authorities issue industrial building revenue bonds, revenues derived from a lease rental contract with a non-governmental user secure them. Some revenue bonds, including industrial building revenue bonds, are secured by a mortgage on the rental property. Improvement assessment bonds are obligations secured by a special assessment (e.g. a sewer charge) that the governmental issuer imposes on each owner of property benefited by the improvement (e.g. a sanitary sewer project). The assessments are similar to taxes and have a priority that is similar to a tax lien. Refunded or defeased bonds are secured by an escrow fund which, usually, is invested in United States government securities and occasionally in bank certificates of deposit or similar instruments. Housing bonds are usually secured by mortgages that the issuer acquires and pledges for the payment of the bonds. Local housing authorities sometimes issue bonds that are secured by rentals from the operation of a housing project. Housing bonds may also have additional security in the form of federal guarantees of the mortgages or rentals constituting the primary security.

Because of constitutional limitations, the state of Kentucky cannot enter into a financial obligation of more than two years' duration. No other municipal issuer within the state can enter into a financial obligation of more than one year's duration. As a consequence, the payment and security arrangements applicable to Kentucky revenue bonds differ significantly from those generally applicable to municipal revenue bonds in other states. Many city and county construction projects are financed through bonds that are nominally issued in the name of a public corporation that holds title to the project and leases the project back to the city or county on a year-to-year renewable basis. In this situation, the rent that the nominal issuer receives from the actual user of the property financed by the bonds is the only source of any security for the payment of the bonds, so that a failure by the user to renew the lease in any year will put the bonds into default.

At times, we may purchase municipal securities when a new issue is being offered in an underwriting, at which time the securities are offered on a "when-issued" basis, meaning that the delivery date is unknown. This means we would commit to purchase the securities at an agreed price to be paid at the time of delivery, usually in 30 to 45 days. During the period prior to delivery, we will not have paid for the securities and will not receive interest on them. There is a slight risk that such securities will not be delivered. It is also possible that by the delivery date, due to changing market conditions, the market value of the securities will be higher or lower than the price we have committed to pay. We do not intend to make when-issued purchase commitments for speculative purposes, but only to accomplish our investment objective. Therefore, when we commit to purchase securities on a when-issued basis, we will identify designated, readily marketable assets at least equal to the amount of the purchase to pay for the commitment. During any such period in which assets are identified to meet a "when-issued" purchase commitment, we will ordinarily sell other assets not so identified if sales are necessary to meet shareholder redemption requests. In the unlikely event that it becomes necessary for us to sell when-issued securities before delivery, any resulting gain or loss would not be tax-exempt.

Unlike other types of investments, municipal securities traditionally have not been subject to registration with, or other regulation by, the Securities and Exchange Commission. However, there have been proposals that could lead to future regulation of these securities by the Commission.

Intermediate Government Bond Series

As stated in our Prospectus, our investment objective for this series is to realize the highest level of income available without undue risk to principal by investing in a portfolio consisting of: 1) bonds issued by the U.S. Government such as U.S. Treasury Notes and Bills; 2) bonds issued by agencies or instrumentalities of the U.S. Government such as obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Bank; 3) bank accounts fully insured by the FDIC or collateralized by federal government or federal agency bonds; and 4) repurchase agreements fully collateralized by issues of the U.S. Government or its agencies. The Intermediate Government Bond Series will maintain a non-diversified portfolio as described in our Prospectus and in the "Investment Restrictions" section below.

                               PORTFOLIO TURNOVER

Portfolio turnover is defined to be the lesser of purchases or sales divided by the average monthly value of the portfolio. The portfolio turnover rate is expressed as a percentage ratio calculated by taking the lesser of sales or purchases of securities as the numerator and dividing by the average monthly value of the entire portfolio, excluding short-term investments from both the numerator and denominator. Portfolio turnover for each of the series offered will vary depending on a number of factors, including net capital flows into or out of each series, our investment strategy, and market conditions.

Portfolio turnover rate may influence a series' yield under certain conditions. In periods of declining interest rates, the series' yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the series will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, thereby reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

Alabama Tax-Free Income Series
Alabama Tax-Free Short-to-Medium Series
Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series
Mississippi Tax-Free Income Series
Mississippi Tax-Free Short-to-Medium Series
North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

We do not intend to purchase Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities for short-term profits. Securities will be purchased and sold in response to our management's evaluation of the issuer's ability to meet its debt obligations in the future. However, a security purchased at any earlier date may be sold in anticipation of a market decline (a rise in interest rates), and a security purchased in anticipation of a market rise (a decline in interest rates) may be sold at any later date. In addition, a security may be sold and another purchased when, in the opinion of our management, a favorable yield spread exists between those particular issuers or in different market sectors. Finally, in order to obtain an immediate yield on the cash proceeds from the sale of our shares pending the selection and availability of a more permanent investment, we may temporarily acquire Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities under informal repurchase arrangements with a bank. Typically, under these arrangements, we would resell such securities to the bank, and the bank would repurchase them from us, within a short period of time, usually not more than seven days.

Based on current trends, we expect portfolio turnover in the coming year to be similar to that of the past year for all series. At this time, we do not anticipate any change in the investment strategy that would significantly impact portfolio turnover rate and therefore we expect that the turnover rate for the coming year will be influenced mainly by the net growth of each series and by market conditions.


For the fiscal year ended June 30, 2004, the portfolio turnover rate for the Alabama Tax-Free Income Series was approximately 16.43%, as compared with a rate of 6.24% for the fiscal year ended June 30, 2003. Fiscal 2003-2004 was a year of relatively stable turnover. Since we expect relatively stable interest rates for the upcoming fiscal year, 2004-2005 should reflect a similar portfolio turnover.

For the fiscal year ended June 30, 2004, the portfolio turnover rate for the Kentucky Tax-Free Income Series was approximately 7.89%, as compared with a rate of approximately 10.69% for the fiscal year ended June 30, 2003. Fiscal 2003-2004 was a year of relatively stable turnover. Since we expect relatively stable interest rates for the upcoming fiscal year, 2004-2005 should reflect a similar low portfolio turnover.

For the fiscal year ended June 30, 2004, the portfolio turnover rate for the Kentucky Tax-Free Short-to-Medium Series was approximately 18.63%, as compared with a rate of approximately 22.30% for the fiscal year ended June 30, 2003. Since we expect relatively stable interest rates for the upcoming fiscal year, 2004-2005 should reflect a similar portfolio turnover.

For the fiscal year ended June 30, 2004, the portfolio turnover rate for the Mississippi Tax-Free Income Series was .18%, as compared with a rate of 2.36% for the fiscal year ended June 30, 2003. Fiscal 2003-2004 was a year of relatively stable turnover. Since we expect relatively stable interest rates for the upcoming fiscal year, 2004-2005 should reflect a similar low portfolio turnover.

For the fiscal year ended June 30, 2004, the portfolio turnover rate for the North Carolina Tax-Free Income Series was approximately 10.51% as compared with a rate of approximately 7.99% for the fiscal year ended June 30, 2003. Since we expect relatively stable interest rates for the upcoming fiscal year, 2004-2005 should reflect a similar portfolio turnover.

For the fiscal year ended June 30, 2004, the portfolio turnover rate for the North Carolina Tax-Free Short-to-Medium

Series was approximately 8.37% as compared with a rate of approximately 19.12% for fiscal year ended June 30, 2003. Since we expect relatively stable interest rates for the upcoming fiscal year, 2004-2005 should reflect a relatively similar portfolio turnover.

For the fiscal year ended June 30, 2004, the portfolio turnover rate for the Tennessee Tax-Free Income Series was approximately 16.11% as compared with a rate of approximately 8.36% for the fiscal year ended June 30, 2003. Since we expect relatively stable interest rates for the upcoming fiscal year, 2004-2005 should reflect a similar portfolio turnover.

For the fiscal year ended June 30, 2004, the portfolio turnover rate for the Tennessee Tax-Free Short-to-Medium Series was approximately 5.92% as compared with a rate of approximately 20.27% for fiscal year ended June 30, 2003. Since we expect relatively stable interest rates for the upcoming fiscal year, 2004-2005 should reflect a similar portfolio turnover.

Intermediate Government Bond Series

For the fiscal year ended June 30, 2004, the portfolio turnover rate was approximately 42.35% as compared with a rate of approximately 53.62% for the fiscal year ended June 30, 2003. Since we expect relatively stable interest rates for the upcoming year fiscal, 2004-2005 should reflect a similar portfolio turnover.


                             INVESTMENT RESTRICTIONS

We have adopted certain investment restrictions that may not be changed without the approval of the holders of a majority of the shares representing the affected series. Under these restrictions, we may not take any of the following actions with respect to each series:

Kentucky and Tennessee Tax-Free Income Series

1. With respect to 75% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Kentucky and Tennessee, each political subdivision of each state, and each district, authority, agency or instrumentality of each state or any of either states' political subdivisions, will be deemed to be a separate issuer.

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven business days if, as a result more than 10% of the value of our net assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of Kentucky and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Kentucky and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

8.      Purchase or sell commodities or commodity contracts.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result, more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other tax exempt municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.     Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets, another investment company.

13.     Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.     Write or invest in put or call options, or any combination thereof.

16.     Issue senior securities.

Alabama, Kentucky, Mississippi, North Carolina and Tennessee Tax-Free Short-to-Medium Series, and North Carolina Tax-Free Income Series

1. With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, each political subdivision of the state, and each district, authority, agency or instrumentality of the state or any of its political subdivisions will be deemed to be a separate issuer.

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days if, as a result, more than 10% of the value of our total assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of Alabama, Kentucky, Mississippi, North Carolina and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Alabama, Kentucky, Mississippi, North Carolina and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

8.      Purchase or sell commodities or commodity contracts.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.     Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.     Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short-term credit as may be necessary for the clearance of securities purchases.

15.     Write or invest in put or call options, or any combination thereof.

16.     Issue senior securities.

Intermediate Government Bond Series

1. With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank or brokerage firm).

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days, if, as a result, more than 10% of the value of our total assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of United States Government securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing securities or other securities secured by real estate or interest in real estate.

8.      Purchase or sell commodities or commodity contracts.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. The limitation does not apply to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.     Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except money market mutual funds with the same investment objective of the series or where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.     Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short-term credit as may be necessary for the clearance of securities purchases.

15.     Write or invest in put or call options or any combination thereof.

16.     Issue senior securities.

                          NON-FUNDAMENTAL RESTRICTIONS

None of the single state series will invest in certificates of deposit or banker's acceptances.

In accord with the requirements of the Texas securities laws, the Trust will not invest in real estate limited partnerships, or in oil, gas and other mineral leases, or invest more than 15% of average net assets of any series in investments which are not readily marketable as described in Texas securities regulations.

These restrictions are "non-fundamental" investment policies of the affected series. As such, they may be changed by the Board of Trustees and do not require a vote of shareholders of the affected series.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust regularly discloses its portfolio securities in its Semi-Annual and Annual Reports, its Statement of Additional Information, its semi-annual filings on Form N-CSR and its quarterly filings on Form N-Q filed with the Securities and Exchange Commission. The Statement of Additional Information and the Forms N-CSR and N-Q may be accessed on the EDGAR database through the Securities and Exchange Commission Internet site at http://www.sec.gov. The Trust's portfolio securities are not listed on the Trust's Web Site. When and if requested by various publications or evaluation services such as Standard & Poors, Thomson Financial Services, Morningstar or Lipper upon request of a shareholder or prospective shareholder, the Trust will disclose a then current listing or portfolio securities. The Trust does not differentiate among categories of persons who may wish to receive a listing or portfolio securities, and imposes no conditions upon use of the information. The Trust's President or a Vice President is authorized to provide a listing of portfolio securities as of dates which differ from the dates utilized to prepare routine reports and filings. The Trust has no ongoing arrangements with any person or entity to make available information about the Trust's portfolio securities. The Officers of the Trust report to the Board of Trustees any requests for portfolio securities listings that are not already publicly available. Neither the Trust nor the Investment Adviser receives compensation for providing the listings of portfolio securities.

                      INVESTMENT ADVISER AND OTHER SERVICES

As stated in the Prospectus, our investment activities are managed by Dupree & Company, Inc. Thomas P. Dupree, Sr., is President and Chairman of the Board. He and his wife, Clara, are the sole owners of the stock of Dupree & Company,

Inc. Thomas P. Dupree, Sr. also serves as our President. Michelle M. Dragoo is Vice President, Secretary and Treasurer of Dupree & Company, Inc. and also holds the same offices with us. Alison L. Arnold is Assistant Vice President with us.

INVESTMENT ADVISORY AGREEMENTS

Dupree & Company, Inc. serves as the Investment Adviser for each of our eleven series pursuant to separate Investment Advisory Agreements with each series. The agreements for the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Series are each dated November 1, 2002. Each agreement will continue in effect until October 31, 2005. The agreement for the Intermediate Government Bond Series is dated November 1, 1997, and will continue in effect until October 31, 2005. Each agreement may be continued from year to year if such continuation is specifically approved at least annually by our Board of Trustees at a meeting called for that purpose, or by a separate vote of the holders of a majority of each series' shares, and, in either case, also by vote of a majority of our Trustees who are not "interested persons" of Dupree & Company, Inc. for us within the meaning of the Investment Company Act of 1940. The Agreements are subject to termination by either party without penalty on 60 days written notice to the other and terminate automatically in the event of assignment. Dupree & Company, Inc. had served as the Investment Adviser to Kentucky Tax-Free Income Fund, Inc. from our inception through October 31, 1986, when Dupree Investment Advisers, Inc. began serving as the Investment Adviser. Thereafter Dupree Investment Advisers, Inc. became the Investment Adviser. In 1997 the two Dupree firms reorganized and the parent firm, Dupree & Company, Inc. once again became the Investment Adviser without any change in personnel or services.


Pursuant to the Agreements, Dupree & Company, Inc. provides us with investment supervisory services, office space and facilities, and corporate administration. Specifically, the Dupree firm has undertaken to obtain and evaluate relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities; to formulate a continuing program for the management of our assets in a manner consistent with our investment objectives; and to implement this program by selecting the securities to be purchased or sold by us and placing orders for such purchases and sales. In addition, the Dupree firm provides for our office needs, maintains our books and records, assumes and pays all sales and promotional expenses incurred in the distribution of our shares out of its own resources without reimbursement from the Trust, staffs us with persons competent to perform all of our executive and administrative functions, supervises and coordinates the activities of our institutional and other agents (e.g., custodian, transfer agent, independent accountants, outside legal counsel), and permits its officers and employees to serve us as trustees and officers, all without additional cost to us. Dupree & Company, Inc. may contract with commercial banks or other entities to assist in the provision of shareholder services.

Under the Agreements for each of the series, neither Dupree & Company, Inc. nor any of its directors, officers or employees performing executive or administrative functions for us will be liable to us for any error of judgment, mistake of law or other act or omission in connection with a matter to which the Agreements relate, unless such error, mistake, act or omission involves willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or otherwise constitutes a breach of fiduciary duty involving personal misconduct.

Under the terms of the Agreements for the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Series, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each series determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each series determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each series determined separately; and .35 of 1% of the average daily net assets in excess of $500,000,001. For the Government Bond Series, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .2 of 1%. The fees are payable to Dupree & Company, Inc. in monthly installments. Dupree & Company, Inc. has reserved the right to voluntarily subsidize any series of the Trust at its sole option. During the past three fiscal years the following fees have been paid the Investment Adviser and the following reimbursements have been received from the Investment Adviser.

                                           Year Ended   Year Ended   Year Ended
                                            6-30-04      6-30-03      6-30-02

Alabama Tax-Free Income Series
  Fees                                    $     25,461 $     20,521 $     10,284
  Reimbursements                                20,794       20,740       10,825
Kentucky Tax-Free Income Series
  Fees                                       2,534,221    2,410,639    2,140,550
  Reimbursements                                   -0-          -0-          -0-
Kentucky Tax-Free Short-to-Medium Series
  Fees                                         510,792      455,861      361,265
  Reimbursements                                   -0-          -0-          -0-
Mississippi Tax-Free Income Series
  Fees                                          14,648       11,797        6,575
  Reimbursements                                13,509       13,102        7,796
North Carolina Tax-Free Income Series
  Fees                                         195,819      180,818      147,440
  Reimbursements                                   -0-        7,901       40,898
North Carolina Tax-Free Short-to-Medium
 Series
  Fees                                          77,222       53,255       33,422
  Reimbursements                                38,376       27,908       20,901
Tennessee Tax-Free Income Series
  Fees                                         331,799      273,337      234,426
  Reimbursements                                   -0-        8,429       72,480
Tennessee Tax-Free Short-to-Medium Series
  Fees                                          89,209       67,231       38,624
  Reimbursements                                40,117       31,298       27,126
Intermediate Government Bond Series
  Fees                                          36,934       29,387       24,269
  Reimbursements                                   -0-          -0-          -0-

The Alabama Tax-Free Short-to-Medium Series and the Mississippi Tax-Free Short-to-Medium Series had not commenced operations as of June 30, 2004.


Each series of the Trust is served by Dupree & Company, Inc. as its investment adviser. In approving the investment adviser contracts, the Trustees consider the long experience of Dupree & Company, Inc. in the municipal securities industry, the office and staffing provided for personal service to shareholders, the fee structure for the services provided by Dupree & Company, Inc. and the past performance record of Dupree Mutual Funds while served by Dupree & Company, Inc. The Trustees considered the rates of return of each of the series to be favorable to other funds with similar portfolios. The Trustees concluded that the personal service offered by Dupree & Company, Inc. staff to shareholders was important in view of the age demographics of the shareholders. The fee structure for services appeared reasonable as compared with other funds. The Trustees also found the consistent high ratings of each series by Morningstar to indicate high quality investment advice. The Trustees also considered the responsiveness to audit, regulatory and management requirements to be a positive factor in choosing to continue Dupree & Company, Inc. advisory contracts.

                                 OTHER SERVICES

U S Bank, 425 Walnut Street, ML 6118, PO Box 1118, Cincinnati, Ohio 45201-1118, serves as Custodian for the Trust.
U S Bank is responsible for the safekeeping of the assets of each series of the Trust. U S Bank presents for payment the coupons of the municipal bonds held by it or its sub-custodians and deposits payment to the Trust accounts. During the past three fiscal years the Custodian has not charged a fee for its services, but has been permitted to utilize uninvested funds ("float") at no cost.


Bank of the Bluegrass, 101 East High Street, Lexington, Kentucky 40507, assists the Transfer Agent in the clearing of redemption checks of shareholders of the Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series. Compensation Is based on a base fee of $625.00 per year plus $2.00 per check processed and is paid by the Transfer Agent. For the past three fiscal years, Bank of the Bluegrass was paid $11,730, $11,336 and $11,411.

Ernst & Young LLP, 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202, serves as the independent registered public accounting firm of the Trust, providing expertise in accounting and taxation, including tax return preparation. The shareholders of the Trust ratified selection of Ernst & Young LLP to serve as the independent auditor for the Trust for the fiscal year ending June 30, 2005. The Audit Committee of the Board of Trustees approved the engagement of Ernst & Young LLP to provide the following services during the fiscal year: perform an audit and issue a report thereon on the portfolios constituting the Trust; issuance of a report on internal control; review the annual registration statement amendment; prepare all income and review all excise tax returns; meet with the Board of Trustees; review and evaluate the system of internal control over the transfer agent activities and issue a report thereon. In addition, the Audit Committee may engage Ernst & Young LLP to review fair value pricing, disaster recovery preparedness, anti-money laundering program compliance or additional activities to assure the security of the Trust assets. No employee of Ernst & Young, LLP is permitted to invest in the Trust. For the past three fiscal years, Ernst & Young, LLP was paid $115,400 and $103,200 and $91,600.

Dupree & Company, Inc. serves as the Transfer Agent and Dividend Paying Agent of the Trust, collecting monies from new shareholders and paying dividends and redemption proceeds to shareholders, in addition to maintaining books and accounts of shareholder transactions. Trust has an agreement with Dupree & Company Inc., as Transfer Agent, by the terms of which a fee is paid computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 and .12% on all amounts in excess of $20,000,000. For the past three fiscal years Dupree & Company, Inc. was paid $1,103,531 and $1,000,879 and $847,663.

Gay M. Elste, firm of Darsie & Elste, P.O. Box 22219, Lexington, Kentucky 40522, serves as independent legal counsel to the Trust and Trustees. She owns equity securities in the Trust over $100,000. She prepares or reviews requisite registration statements and other filings with the Securities and Exchange Commission and state securities regulators, attends all meetings of the Trustees and the Board Committees, prepares the agendas and minutes for meetings and provides advice to management, as well as the Trustees. She is compensated on an hourly basis. For the past three fiscal years Darsie & Elste was paid $35,341 and $43,288 and $24,822. Ms Elste also serves as the Compliance Officer of the Trust reviewing documents, transactions and other materials to assure compliance with federal securities laws. She is compensated for theses services on an hourly basis.

                              OFFICERS AND TRUSTEES

The Board of Trustees is comprised solely of "non-interested" persons and meets on a quarterly basis to discuss, review and act upon business matters of the Trust. The Board adopts general policy and charges Dupree & Company with the responsibility for daily investment, shareholder servicing and management decisions. The Audit Committee of the Board of Trustees comprised of the "non-interested" Trustees meets semi-annually, or more often if needed, to review accounting, management, pricing and control functions of the Trust and other matters required by law. During the most recently completed fiscal year the Audit Committee met twice. The Nominating Committee of the Trust, comprised of the "non-interest" Trustees, meets annually or more often, if needed, to nominate persons to serve on the Board of Trustees. During the most recently completed fiscal year, the Nominating Committee met once. The Nominating Committee will consider nominees recommended by security holders when a vacancy occurs. Any security holder may write to the trust, identifying a nominee and describing the nominee's qualifications. In addition the "non-interested" or independent Trustees periodically meet without management to discuss Trust business and the oversight responsibilities of the independent Trustees.

The following table sets forth information as to our officers and trustees:

NAME, ADDRESS AND      POSITION(s)  TERM OF OFFICE     PRINCIPAL OCCUPATION(s)  NUMBER OF    OTHER
AGE                    HELD WITH    AND LENGTH OF      DURING PAST 5 YEARS      PORTFOLIOS   DIRECTOR-SHIPS
                       FUND         TIME SERVED                                 IN FUND      HELD BY
                                                                                COMPLEX      TRUSTEE
                                                                                OVERSEEN
                                                                                BY TRUSTEE
-----------------------------------------------------------------------------------------------------------
NON INTERESTED
PERSONS

WILLIAM A. COMBS,      Chairman,    Annual Term        Secretary, Treasurer,        9        First Security
JR.                    Trustee      4 years of         Director, Dana Motor                  Bank,
111 Woodland Ave.,                  Service as         Cincinnati, Ohio;                     Lexington, KY
#510                                Chairman; 16       Secretary-Treasurer,
Lexington, KY 40502                 years of Service   Director Freedom
Age:  64                            as Trustee         Dodge, Lexington, KY;
                                                       Secretary, Treasurer,
                                                       Director Ellerslie
                                                       Realty Inc.,
                                                       Lexington, KY;
                                                       Partner, Forkland
                                                       Development Co.,
                                                       Lexington, KY;
                                                       Partner, Lexland,
                                                       Lexington, KY.;
                                                       Director, First
                                                       Security Bank,
                                                       Lexington, KY

LUCY A. BREATHITT      Trustee      Annual Term        Alexander Farms,             9
1703 Fairway Drive                  8 years of         farming
Lexington, KY  40502                Service Trustee
Age:  67

C. TIMOTHY CONE        Trustee      Annual Term        President, Gess,             9        Advisory
201 West Short                      2 year of          Mattingly & Atchison,                 Director of
Street Lexington,                   Service as         P.S.C. (law firm)                     PNC Bank,
KY 40507                            Trustee                                                  Kentucky
Age: 60

J. WILLIAM HOWERTON    Trustee      Annual Term        Judge (retired               9
3954 Primrose Place                 4 years of         November 1996) KY
Paducah, KY  42001                  Service as         Court of Appeals;
Age:  72                            Trustee            Self-Employed
                                                       Mediator, Arbitrator
                                                       and Special Judge.

WILLIAM S. PATTERSON   Trustee      25 Years of        President, CEO,              9
367 West Short                      Service as         Cumberland Surety Co.,
Street Lexington,                   Trustee            Lexington, KY,
KY 40507                                               President,  Patterson
Age:  72                                               & Co., Frankfort, KY,
                                                       (real estate
                                                       development,
                                                       thoroughbred horse
                                                       breeding, farming)

INTERESTED PERSONS:

THOMAS P. DUPREE,      President    Annual Term        Chairman of the Board        9       Office Suites
SR.                                 25 years service   of Dupree & Company,                 Plus
125 South Mill                      as President 25    Inc.
Street Suite 100                    years of service
Lexington, KY 40507                 as Trustee
Age:  74                            (Director)

MICHELLE M. DRAGOO     Vice         7 years of         Vice President of
125 South Mill         President,   Service as Vice    Dupree & Company, Inc.
Street Suite 100       Secretary,   President, 5
Lexington, KY 40507    Treasurer    years of Service
Age:  43                            as Secretary,
                                    Treasurer

NAME, ADDRESS AND      POSITION(s)  TERM OF OFFICE     PRINCIPAL OCCUPATION(s)  NUMBER OF    OTHER
AGE                    HELD WITH    AND LENGTH OF      DURING PAST 5 YEARS      PORTFOLIOS   DIRECTOR-SHIPS
                       FUND         TIME SERVED                                 IN FUND      HELD BY
                                                                                COMPLEX      TRUSTEE
                                                                                OVERSEEN
                                                                                BY TRUSTEE
-----------------------------------------------------------------------------------------------------------
ALISON L. ARNOLD       Assistant    12 years of        Assistant Vice
125 South Mill         Vice         Service as         President of Dupree &
Street                 President    Assistant Vice     Company, Inc.
Suite 100                           President
Lexington, KY 40507
Age: 44

Gay M. Elste           Compliance   Annual Term;       Darsie & Elste           N/A          N/A
P.O. Box 22219         Officer;     (initial year)     (Attorneys);
Lexington, KY 40522    elected by   23 years of        Austruther Farm
Age:  53               Trustees     service as legal   (farming,cattle
                                    counsel            and horses)
                                    to Trust

As of December 31, 2003, shares of the Trust were owned by our trustees as shown below.

NAME OF TRUSTEE         DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
---------------------   ---------------------------------------------
Lucy A. Breathitt       Over $100,000
William A. Combs, Jr.   Over $100,000
C. Timothy Cone         Over $100,000
J. William Howerton     Over $100,000
William S. Patterson    Over $100,000

As of December 31, 2003, none of the non-interested Trustees nor members of their immediate family held any beneficial interest in the Trust's investment adviser, nor were the non-interested Trustees under direct or indirect or common control with the investment adviser as reflected in the chart below. Further, the Trust does not have an underwriter.

NAME OF TRUSTEE        NAME OF OWNERS  COMPANY                 TITLE OF CLASS  VALUE OF    PERCENT  OF
                       AND                                                     SECURITIES  CLASS
                       RELATIONSHIPS
                       TO TRUSTEE
------------------------------------------------------------------------------------------------------
William A. Combs, Jr.        N/A       Dupree & Company, Inc.         N/A            None       None
Lucy A. Breathitt            N/A       Dupree & Company, Inc.         N/A            None       None
C. Timothy Cone              N/A       Dupree & Company, Inc.         N/A            None       None
J. William Howerton          N/A       Dupree & Company, Inc.         N/A            None       None
William S. Patterson         N/A       Dupree & Company, Inc.         N/A            None       None

                               COMPENSATION TABLE

NAME OF PERSON,        AGGREGATE      PENSION OR     ESTIMATED ANNUAL   TOTAL COMPENSATION
POSITION               COMPENSATION   RETIREMENT     BENEFITS UPON      FROM FUND AND
                       FROM FUND      BENEFITS       RETIREMENT         FUND COMPLEX PAID
                                      ACCRUED AS                        TO TRUSTEES
                                      PART OF FUND
                                      EXPENSES
------------------------------------------------------------------------------------------
William A. Combs         $16,000          -0-              -0-               $16,000
Chairman, Trustee
Lucy A. Breathitt        $16,000          -0-              -0-               $16,000
C. Timothy Cone          $16,000          -0-              -0-               $16,000
J. William Howerton      $16,000          -0-              -0-               $16,000
William S. Patterson     $16,000          -0-              -0-               $16,000

For the current fiscal year the five non-interested Trustees (who all serve on the audit committee) will be entitled to fees of $14,000 each plus $1,000.00 per audit committee meeting.

                                 CODE OF ETHICS

Dupree Mutual Funds and Dupree & Company, Inc. have adopted Codes of Ethics applicable to all Trustees, Officers and access persons. Personnel subject to the Codes of Ethics are permitted to invest in securities that may be purchased or held by the Trust; however, such securities transactions must be disclosed on a quarterly basis. Personnel are permitted to invest in the Trust.

                             PORTFOLIO TRANSACTIONS

Ordinarily, portfolio securities for each series are purchased from underwriters at prices that include underwriting fees or from primary market makers acting as principals and selling to us at net prices. In either case, we would not pay any brokerage commission. Transactions placed with dealers serving as primary market makers are executed at prices within the spread between the bid and asked prices for the securities.

Decisions with respect to the purchase and sale of our portfolio securities, including the allocation of principal business and portfolio brokerage, are made by our Investment Adviser, Dupree & Company, Inc. Our Investment Adviser has discretionary authority to implement these decisions by placing orders for the purchase or sale of securities for our account with underwriters, dealers or brokers selected by it for that purpose. However, Dupree & Company, Inc. will not deal with us as principal, or as our agent, in purchasing and selling securities for our accounts. Purchases and sales of securities for the Trust's portfolios, as well as allocation of brokerage, are reviewed quarterly by the Trust's Board of Trustees. Each of these trades is either an exclusive offering or the high bid on bonds for sale. Each is reviewed by the board on an individual basis.

Dupree & Company, Inc., has advised us that, in placing orders for the purchase and sale of our portfolios transactions, it will seek execution at the most favorable prices through responsible brokers, in agency transactions, at competitive commission rates. Our investment adviser has also advised us that, in selecting brokers to execute our portfolio transactions, it will give consideration to such factors as the price of the security, the rate of commission, if any, the size and difficulty of the order, the reliability, integrity, financial conditions and general execution and operating capabilities of competing brokers, and the brokerage and research services which they provide to our investment adviser.

Dupree & Company, Inc., has further advised us that it does not presently intend to award brokerage on our portfolios to brokers who charge higher commissions because of research services they provide. However, under our Investment Advisory Agreements with it, we have authorized the investment adviser to adopt a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934. Under such a policy, a broker furnishing research services could be paid a higher commission than the commission that would be paid to another broker which either does not furnish research services or furnishes research services deemed to be of lesser value, if such higher commission is deemed to be reasonable in relation to the value of the brokerage and research services provided by the broker charging it, either in terms of that particular transaction or in terms of the overall responsibilities of the investment advisor with respect to the accounts as to which it exercises investment discretion. Research services furnished by a broker can include evaluation of the market prices of securities in the Trust's portfolios, evaluation of potential additions to the Trust's portfolios and credit analysis of particular issuers of securities.

Whether and to what extent net prices or commissions charged by brokers selected by Dupree & Company, Inc., reflect an element of value for research services cannot presently be determined. To the extent that research services of value are provided by brokers with or through which the investment adviser places our portfolio transactions, the investment adviser may be relieved of expenses it might otherwise bear. Research services furnished by brokers could be useful and of value to the investment adviser in serving its other clients as well as us; but, on the other hand, research services obtained by the investment adviser as a result of placing portfolio brokerage of its other clients could be useful and of value to it in serving us.

It is not the practice of Dupree & Company, Inc., to allocate principal business or portfolio brokerage on the basis of share sales. However, brokers effecting purchases of our shares for their customers may participate in principal transactions of brokerage allocated as described in the preceding paragraphs. The Dupree firm has advised us that, when it purchases Kentucky municipal securities for our portfolios in underwriting, it will seek to negotiate a purchase price reflecting a reduction from the initial public offering price by an amount equal to some or all of the applicable selling group concessions.

No brokerage commissions have been paid by the Trust during the three most recent fiscal years.

                          SHARES OF BENEFICIAL INTEREST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Business Trust is the successor of Kentucky Tax-Free Income Fund, Inc. The Trust offers shares of beneficial interest of separate series without par value. The Trust is authorized to create an unlimited number of new series, but at this time the Trust is offering shares in eleven series as described in the Prospectus: Alabama Tax-Free Income Series, Alabama Tax-Free Short-to-Medium Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Mississippi Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series.

Each share has one vote. Fractional shares have proportionate voting rights and participate pro rata in dividends and distributions. Our shareholders have cumulative voting rights for the election of Trustees. This means that, in each election of Trustees, each shareholder has the right to cast a number of votes equal to the number of Trustees to be elected and to cast all of such votes for one candidate or distribute such votes among two or more candidates, as the shareholder sees fit. When issued, our shares are fully paid and non-assessable. Shareholders rights to redeem shares and receive dividends are set forth in the prospectus.


As of October 15, 2004, the following persons were known to the Trust to be beneficial owners of more than five percent of the outstanding shares of the following series:

Name(s) of Share Owners    Percent of Shares    Percent of Shares   Both
                              Owed of Record   Owned Beneficially
Alabama Tax-Free
Income Series
James P. Walker                                                       6.56%
Ruby R Walker Jtwros
P.O. Box 40
Centre AL
KY Tax-Free Short-to-
Medium Series
Unified Trust Company, NA               5.77%
2353 Alexandria Drive
Suite 100
Lexington KY
Mississippi Tax-Free
Income Series
Roy B. Fulton                          10.76%
2181 Highway 82 West
Greenville MS

Earline F. Raines                       7.62%
154 St Andrews Drive
Jackson MS

Thomas E Drake                          5.00%
407 Lovers Lane
Pass Christian MS
NC Tax-Free Short-to-
Medium Series
Memphis Commerce Square                 5.73%
P.O. Box 30010
Durham NC
National Investors                      5.41%
55 Water Street
New York, NY

Name(s) of Share Owners    Percent of Shares    Percent of Shares   Both
                              Owed of Record   Owned Beneficially
Tennessee Tax-Free
Income Series
SEI Trust Company                      19.18%
One Freedom Valley Drive
Oaks PA
TN Tax-Free Short-to-
Medium Series
John Dicken, Jr.                        9.52%
775 Ridge Lake Boulevard
#190 Memphis TN
Intermediate Government
Bond Series
Shield-Ayres Foundation                 5.39%
115 E Travis Street Suite
1445
San Antonio TX

MANAGEMENT OWNERSHIP

As a group, the officers and Trustees owned the following percentage of only the following series' equity in excess of 1%:

Kentucky Tax-Free Income Series            1.63%
Kentucky Tax-Free Short-to-Medium Series   1.44%


                             HOW TO PURCHASE SHARES

Shares of our Trust that are offered for sale are offered directly by the Trust. Since we do not charge any sales commissions, every dollar you invest in us is applied to the purchase of our shares.

The price of your shares will be their net asset value per share, as calculated in the first determination of net asset value after your order has become effective. Your order will be priced and executed at the net asset value next determined after the order is received. There is no sales charge or load.

If you purchase shares through an investment representative, that party is responsible for transmitting orders in accord with contractual arrangements between the Trust and your representative. There may be different cut-off times for purchase and sale requests. Consult your investment representative for specific information.

If you invest through a third party (rather than directly with the Trust), the third party may charge you fees different from those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt. All such transactions through third parties depend upon your contractual relations with the third party and whether the Trust has an arrangement with the third party.

The Prospectus describes the procedures to be utilized by an investor desiring to purchase our shares.

                        DETERMINATION OF NET ASSET VALUE


We compute the net asset value of the shares of each series separately at 4:00 p.m. local time each weekday the Dupree office is open, by dividing the value of the assets of each series, minus its liabilities, by the total number of shares of each series that are outstanding. The Dupree office is closed on the following Holidays: New Year's Day (January 1), Martin Luther King Day (third Monday of January), Washington's Birthday (third Monday in February), Good Friday (varies annually), Memorial Day (last Monday in May), Independence Day (July 4), Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day (December 25).

The securities in which we invest are traded primarily in the over-the-counter market. We value securities in accord with the Board of Trustees approved Dupree Municipal Valuation System. The Security Valuation system is designed to determine daily, the expected price that would be received for each municipal security held by the Trust, if that security were to be sold in an arms length transaction on that day.

In compliance with the Board approved valuation methodology, management will value each security based initially on original purchased price, and from then forward on subsequent days, the security will be assigned the current market value from the firm's computerized valuation system.

The Manager receives yield data daily from an independent data service. This data provides that day's market yield for bonds maturing from one to thirty years and with quality ratings from Baa to AAA. This data is entered in Dupree's computerized valuation system daily. The system calculator produces a price for each bond based on the yields entered.

The Dupree computerized valuation system valuations for each bond are compared, on a weekly basis, with yields and prices downloaded from Standard & Poor - J.
J. Kenny (Kenny) and Financial Times Interactive Data/Muller (Muller). Prices are also compared with other services such as Bloomberg Fair Value and MMD.

Finally, the Board approved "Valuation Methodology" charges the Investment Advisor (Dupree) with maintaining prices that compare closely to valuations of one or all of the following evaluation sources: Kenny, Muller, Bloomberg Fair Value, or MMD. A bond valuation that is not supported by one of these valuation sources requires management to fair value the security in consultation with the Board's Valuation committee.

The securities of the Intermediate Government Bonds Series are priced daily utilizing prices from Bloomberg or other published prices.


                              HOW TO REDEEM SHARES

The Prospectus describes the procedures to be utilized by a shareholder desiring to redeem our shares.

                               REDEMPTION BY TRUST

If transactions in your account at any time reduce its value to less than $100, we may notify you that, unless you bring the account up to at least $100, we will redeem all of your shares and close out your account by paying you the redemption price and dividends declared but unpaid at the date of redemption. We will give you this notice no earlier than the 15th of the month following the month in which your account falls below $100, and you will have 30 days to bring the account up to $100 before we take any action. The Trust reserves the right to raise or lower minimum account size.

                            HOW WE COMPUTE OUR YIELDS

The yield for each series is determined separately. We compute the yields, the average annual total return, and tax equivalent yields on our shares in each portfolio separately in accord with SEC guidelines.

The average annual total return for the 1, 5 and 10 year periods ended on June 30 of each year is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:
P(1+T)n = ERV, where: P equals a hypothetical initial payment of $1,000, T equals average annual total return, n equals number of years, and ERV equals ending redeemable value of a hypothetical $1,000. Set forth below is average annual total return information for the Income Series, the Short-to-Medium Series and the Intermediate Government Bond Series for the periods indicated.

                  Expressed as a Percentage
                  Based on a Hypothetical
                  $1,000 investment

                  Alabama  Kentucky Kentucky  Mississippi North    North
                  Tax-Free Tax-Free Tax-Free  Tax-Free    Carolina Carolina
                  Income   Income   Short-to- Income      Tax-Free Tax-Free
                  Series   Series   Medium    Series      Income   Short-to-
                                    Series                Series   Medium
                                                                   Series
Period            Average Annual Total Return
One year ended    1.32%    1.19%    2.97%     .69%         .92%     .33%
  June 30, 2004

Five years ended  8.08%/1/ 4.91%    4.09%     7.77%/1/    4.91%    4.59%
  June 30, 2004

Ten years ended            5.58%    4.17%                 5.70%/2/ 4.42%/2/
  June 30, 2004

                  Expressed as a  Percentage  Based
                  on a Hypothetical $1000 investment

                  Tennessee                    Tennessee  Intermediate
                  Tax-Free                     Tax-Free   Government
                  Income                       Short-to-  Bond
                  Series                       Medium     Series
                                               Series

Period            Average Annual Total Return
One year ended    .52%                         -.07%      1.09%
June 30, 2004

Five years ended  4.90%                        4.19%      6.52%
June 30, 2004

Ten years ended   6.40%/3/                     4.32%/4/   7.76%
June 30, 2004

                  Redeemable Value
                  Based on a Hypothetical $1000
                  Investment at the end of the period

                  Alabama   Kentucky Kentucky  Mississippi  North      North
                  Tax-Free  Tax-Free Tax-Free  Tax-Free     Carolina   Carolina
                  Income    Income   Short-to- Income       Tax-Free   Tax-Free
                  Series    Series   Medium    Series       Income     Short-to-
                                     Series                 Series     Medium
                                                                       Series

Period
One year ended    $1,013    $1,012   $998      $1,007       $1,009     $1,003
June 30, 2004

Five years ended  $1,419/1/ $1,271   $1,222    $1,400/1/    $1,271     $1,251
June 30, 2004

Ten years ended             $1,721   $1,504                 $1,613/2/  $1,455/2/
June 30, 2004

                  Redeemable Value
                  Based on a Hypothetical  $1000
                  Investment at the end of the period

                  Tennessee  Tennessee  Intermediate
                  Tax-Free   Tax-Free   Government
                  Income     Short-to-  Bond
                  Series     Medium     Series
                             Series

Period
One year ended    $1,005     $999       $1,011
June 30, 2004

Five years ended  $1,270     $1,228     $1,371
June 30, 2004

Ten years ended   $1,8203    $1,506/4/  $2,120
June 30, 2004
1  since inception 1/1/2000
2  since inception 11/16/95
3  since inception 12/20/93
4  since inception 11/1/94

Payments are assumed to have been made at the beginning of the one, five or ten year periods (or fractional portion thereof).

The series' average annual total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the series at the beginning of each specified period.

The average annual total return for the 1, 5 and 10 year periods ended on June 30 of each year is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:
P(1+T)n = ERV, where: P equals a hypothetical initial payment of $1,000, T equals average annual total return, n equals number of years, and ERV equals ending redeemable value of a hypothetical $1,000. Set forth below is average annual total return (after taxes on distributions) information for the Income Series, the Short-to-Medium Series and the Intermediate Government Bond Series for the periods indicated.


                  Expressed as a Percentage
                  Based on a Hypothetical
                  $1,000 investment

                  Alabama  Kentucky Kentucky  Mississippi North    North
                  Tax-Free Tax-Free Tax-Free  Tax-Free    Carolina Carolina
                  Income   Income   Short-to- Income      Tax-Free Tax-Free
                  Series   Series   Medium    Series      Income   Short-to-
                                    Series                Series   Medium
                                                                   Series
Period            Average Annual Total Return
One year ended    1.32%    1.19%    -.19%      .69%        .92%     .33%
  June 30, 2004

Five years ended  8.08%/1/ 4.91%    4.09%     7.77%/1/    4.90%    4.59%
  June 30, 2004

Ten years ended            5.51%    4.16%                 5.70%/2/ 4.42%/2/
  June 30, 2004

                  Expressed as a Percentage Based
                  on a Hypothetical
                  $1000 investment

                  Tennessee                    Tennessee  Intermediate
                  Tax-Free                     Tax-Free   Government
                  Income                       Short-to-  Bond
                  Series                       Medium     Series
                                               Series

Period            Average Annual Total Return
One year ended     .52%                        -.07%      -.70%
June 30, 2004

Five years ended  4.90%                        4.19%      4.15%
June 30, 2004

Ten years ended   6.40%/3/                     4.49%/4/   3.90%
June 30, 2004

                  Redeemable Value
                  Based on a Hypothetical $1000
                  Investment at the end of the period


                  Alabama   Kentucky Kentucky  Mississippi North     North
                  Tax-Free  Tax-Free Tax-Free  Tax-Free    Carolina  Carolina
                  Income    Income   Short-to- Income      Tax-Free  Tax-Free
                  Series    Series   Medium    Series      Income    Short-to-
                                     Series                Series    Medium
                                                                     Series
Period
One year ended    $1,013    $1,012   $998      $1,007      $1,009    $1,003
June 30, 2004

Five years ended  $1,419/1/ $1,271   $1,222    $1,401/1/   $1,270    $1,251
June 30, 2004

Ten years ended             $1,693   $1,503                $1,612/2/ $1,455/2/
June 30, 2004

                  Redeemable Value
                  Based on a Hypothetical  $1000
                  Investment at the end of the period

                  Tennessee          Tennessee             Intermediate
                  Tax-Free           Tax-Free              Government
                  Income             Short-to-             Bond
                  Series             Medium                Series
                                     Series

Period
One year ended    $1,005             $999                  $993
June 30, 2004

Five years ended  $1,270             $1,228                $1,226
June 30, 2004

Ten years ended   $1,819/3/          $1,528/4/             $1,582
June 30, 2004
1  since inception 1/1/2000
2  since inception 11/16/95
3  since inception 12/20/93
4  since inception 11/1/94

Payments are assumed to have been made at the beginning of the one, five or ten year periods (or fractional portion thereof).

The series' average annual total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the series at the beginning of each specified period.

The average annual total return for the 1, 5 and 10 year periods ended on June 30 of each year is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:
P(1+T)n = ERV, where: P equals a hypothetical initial payment of $1,000, T equals average annual total return, n equals number of years, and ERV equals ending redeemable value of a hypothetical $1,000. Set forth below is average annual total return (after taxes on distribution and redemption) information for the Income Series, the Short-to-Medium Series and the Intermediate Government Bond Series for the periods indicated.


                  Expressed as a Percentage
                  Based on a Hypothetical
                  $1,000 investment

                  Alabama   Kentucky Kentucky  Mississippi North     North
                  Tax-Free  Tax-Free Tax-Free  Tax-Free    Carolina  Carolina
                  Income    Income   Short-to- Income      Tax-Free  Tax-Free
                  Series    Series   Medium    Series      Income    Short-to-
                                     Series                Series    Medium
                                                                     Series
Period            Average Annual Total Return
One year ended         1.35%    1.22%     -.15%        .72%      .95%       .35%
  June 30, 2004

Five years ended   8.07%/1/     4.91%     4.09%   7.76%/1/      4.89%      4.57%
  June 30, 2004

Ten years ended                 5.51%     4.16%             5.68%/2/   4.41%/2/
  June 30, 2004

                  Expressed as a Percentage
                  Based on a Hypothetical
                  $1000 investment

                  Tennessee                    Tennessee   Intermediate
                  Tax-Free                     Tax-Free    Government
                  Income                       Short-to-   Bond
                  Series                       Medium      Series
                                               Series

Period            Average Annual Total Return
One year ended          .55%                   -.05%        -.68%
June 30, 2004

Five years ended       4.90                    4.18%        4.15%
June 30, 2004

Ten years ended        6.10%/3/                4.48%/4/     3.90%
June 30, 2004

                  Redeemable Value
                  Based on a Hypothetical $1000
                  Investment at the end of the period


                  Alabama   Kentucky Kentucky  Mississippi North     North
                  Tax-Free  Tax-Free Tax-Free  Tax-Free    Carolina  Carolina
                  Income    Income   Short-to- Income      Tax-Free  Tax-Free
                  Series    Series   Medium    Series      Income    Short-to-
                                     Series                Series    Medium
                                                                     Series
Period
One year ended    $1,419    $2,939   $998      $1,401      $1,613    $1,003
June 30, 2004

Five years ended  $1,418/1/ $2,938   $1,222    $1,400/1/   $1,612    $1,251
June 30, 2004

Ten years ended             $2,938   $1,503                $1,611/2/ $1,453/2/
June 30, 2004

                  Redeemable Value
                  Based on a Hypothetical $1000
                  Investment at the end of the period

                  Tennessee          Tennessee             Intermediate
                  Tax-Free           Tax-Free              Government
                  Income             Short-to-             Bond
                  Series             Medium                Series
                                     Series

Period
One year ended    $1,020             $1,000                $993
June 30, 2003

Five years ended  $1,819             $1,227                $1,225
June 30, 2003

Ten years ended   $1,817/3/          $1,527/4/             $1,583
June 30, 2003
1  since inception 1/1/2000
2  since inception 11/16/95
3  since inception 12/20/93
4  since inception 11/1/94


Payments are assumed to have been made at the beginning of the one, five or ten year periods (or fractional portion thereof).

The series' average annual total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the series at the beginning of each specified period.


SEC Yield quotations will be computed based on a 30-day period by dividing (a) the interest income based on the market yield, prescribed by the SEC, of each security during the period (including appropriate adjustments for accretion of original issue discounts and amortization of market premiums) reduced by period expenses divided by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series' yield that is not tax-exempt. The yield for the 30-day period ending June 30, 2004, for the Alabama Tax-Free Income Series was 4.10%. The tax-equivalent yield for Alabama residents for the same period (based on a tax rate of 28%) for the Alabama Income Series was 5.99%. The yield for the 30-day period ending June 30, 2004, for the Kentucky Tax-Free Income Series was 3.27% and for the Kentucky Short-to-Medium Series was 2.30%. The tax-equivalent yield for Kentucky residents for the same period (based on a tax rate of 28%) for the Kentucky Income Series was 5.08% and for the Kentucky Short-to-Medium Series was 3.65%. The yield for the 30-day period ending June 30, 2004, for the Mississippi Tax-Free Income Series was 3.77%. The tax-equivalent yield for Mississippi residents for the same period (based on a tax rate of 28%) for the Mississippi Income Series was 5.51%. The yield for the 30-day period ending June 30, 2004, for the North Carolina Income Series was 3.43% and for the North Carolina Short-to-Medium Series was 2.35%. The tax-equivalent yield for North Carolina residents for the same period (based on a tax rate of 28%) was 5.12% and for the North Carolina Short-to-Medium Series was 3.51%. The yield for the 30-day period ending June 30, 2004, for the Tennessee Tax-Free Income Series was 3.65% and for the Tennessee Tax-Free Short-to-Medium Series was 2.29%. The tax-equivalent yield for Tennessee residents for the same period (based on a tax rate of 28%) for the Tennessee Income Series was 5.39% and for the Tennessee Tax-Free Short-to-Medium Series was 3.38%. The yield for the 30-day period ending June 30, 2004, for the Intermediate Government Bond Series was 3.71%.

Other yield quotations will be computed based on a 30-day period by dividing (a) the total daily income minus all expenses by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate which combines federal and state income tax rates and adding the result to that part, if any, of the series' yield that is not tax-exempt. The yield for the 30-day period ending June 30, 2004, for the Alabama Tax-Free Income Series was 4.48%. The tax-equivalent yield for Alabama residents for the same period (based on a tax rate of 28%) for the Alabama Income Series was 6.55%. The yield for the 30-day period ending June 30, 2004, for the Kentucky Tax-Free Income Series was 4.45% and for the Kentucky Short-to-Medium Series was 3.08%. The tax-equivalent yield for Kentucky residents for the same period (based on a tax rate of 28%) for the Kentucky Income Series was 7.01% and for the Kentucky Short-to-Medium Series was 4.93%. The yield for the 30-day period ending June 30, 2004, for the Mississippi Tax-Free Income Series was 4.32%. The tax-equivalent yield for Mississippi residents for the same period (based on a tax rate of 28%) for the Mississippi Income Series was 6.32%. The yield for the 30-day period ending June 30, 2004, for the North Carolina Income Series was 4.14% and for the North Carolina Short-to-Medium Series was 3.03%. The tax-equivalent yield for North Carolina residents for the same period (based on a tax rate of 28%) was 6.36% and for the North Carolina Short-to-Medium Series was 4.65%. The yield for the 30-day period ending June 30, 2004, for the Tennessee Tax-Free Income Series was 4.20% and for the Tennessee Tax-Free Short-to-Medium Series was 2.83%. The tax-equivalent yield for Tennessee residents for the same period (based on a tax rate of 28%) for the Tennessee Income Series was 6.38% and for the Tennessee Tax-Free Short-to-Medium Series was 4.30%. The yield for the 30-day period ending June 30, 2004, for the Intermediate Government Bond Series was 5.08%.


For the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Income Series, Alabama, Kentucky, Mississippi, North Carolina and Tennessee Short-to-Medium Series and Intermediate Government Bond Series, if yield is computed for a period of less than one year it is annualized on a 360 day basis. The yields we quote in response to telephone inquiries represent such an annualization of our yields for the preceding 30 calendar days.

Our yields for any given period in the past should not be considered a representation as to our yields for any future period. Since the dividends we declare are based on income earned on portfolio securities net of expenses, any changes in our income or expenses will directly affect our yields. The income we earn on our portfolio securities can be expected to fluctuate as we make changes in or additions to our portfolios. Our yields will be affected if we experience a net inflow of new money that is invested at interest rates different from those being earned on our then current portfolio securities. A change in our net asset values due to fluctuations in values of our portfolio securities will, of course, also affect our yields.

Yield information may be useful in reviewing our performance and comparing an investment in our shares with other investment alternatives. In addition, when comparing the yields of mutual funds, you should consider the investment objectives, policies and programs of each fund, including the types of investments permitted and the quality and maturity of the portfolio securities, as well as the method used by each fund to compute yield, which may differ from fund to fund. Finally, in evaluating our yields, you should be aware that prior to November 1, 1986, our Investment Adviser had been bearing a portion of our operating expenses for our Kentucky Income Series. Our Investment Adviser had been bearing a portion of our operating expenses for our Kentucky Short-to-Medium Series prior to July 1, 1993; and had been bearing a portion of our operating expenses for the Government Bond Series prior to January 1, 1997; for the Tennessee Tax-Free Income Series prior to December 2002; for the Tennessee Tax-Free Short-to-Medium Series since its inception, November 1, 1994; for the North Carolina Income Series prior to December 2002; for the North Carolina Short-to-Medium Series since its inception November 16, 1995; for the Alabama Tax-Free Income Series and the Mississippi Tax-Free Income Series since their inception January 1, 2000. The Investment Adviser may waive management fees and assume or pay other operating expenses. The Investment Adviser may terminate fee waivers or reimbursements at any time.

In order to keep shareholders and prospective investors informed about our historic and current yields, the make-up of our portfolios, and other meaningful investment information, we (i) send reports to our shareholders on a semi-annual and annual basis, (ii) provide such information in our sales literature, and
(iii) maintain a toll-free telephone through which such information may be obtained.

Total return, yield and tax equivalent yield figures are based on the series' historical performance and are not intended to indicate future performance. The series' total return, yield and tax equivalent yield will vary depending on market conditions; this is reflective of the securities comprising the series' portfolio, the series' operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Trust may fluctuate and an investors' shares, when redeemed, may be worth more or less than their original cost.

                                 TAX INFORMATION

                             FEDERAL TAX INFORMATION

We have qualified as a "regulated investment company" under the Internal Revenue Code and intend to continue to do so. By qualifying as a regulated investment company we are relieved of federal and state income taxes on all net income and all net realized capital gains, if any, that we distribute to shareholders. In order to qualify for this treatment, we must (i) derive at least 90% of our gross income from dividends, interest and gains from the sale or other disposition of securities, (ii) derive less than 30% of our gross income from the sale or other disposition of securities held less than three months, (iii) meet certain diversification tests as to our investments in securities, and (iv) distribute to shareholders at least 90% of our net tax exempt and net taxable income earned in any year. Failure to qualify as a "regulated Investment company" means that distributions to shareholders would be taxable as ordinary dividends.

Distribution of net short-term capital gains we may realize from the sale of municipal or other securities will be taxable to the shareholders as ordinary income. Distribution of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares in respect of which the distributions are paid. The tax effect of dividends (whether taxable or exempt) on our shareholders is the same whether such dividends are in the form of cash or additional shares.

The net asset value at which our shares are purchased may include undistributed income or capital gains or unrealized appreciation in the value of securities held in our investment portfolio. To the extent that such income or gains, or any capital gains realized from such appreciation, are subsequently distributed to the holder of such shares, the distributed amounts, although a return of his investment, may be taxable to him as set forth above.

The Internal Revenue Code prohibits investors from deducting for federal income tax purposes interest paid on loans made or continued for the purpose of purchasing or carrying shares of a mutual fund, such as the Alabama, Kentucky, Mississippi, North Carolina or Tennessee Income or Short-to-Medium Series, that distributes exempt interest dividends. Under rules of the Internal Revenue Service, there are circumstances in which purchases of our shares may be considered to have been made with borrowed funds, even though the borrowed funds are not directly traceable to the share purchases. However, these rules generally permit the deduction of interest paid on mortgage borrowings to purchase or improve a personal residence and on business borrowings directly related to business needs or purposes.

If, in any fiscal year, we have taxable income, we will use the actual earned method of allocating taxable and nontaxable income. We will also allocate expenses between taxable and non-taxable income. In any such year, the percentage of quarterly dividends that are exempt will vary from quarter to quarter.

The following summary discusses some of the more important tax issues affecting the Trust and its shareholders.

                                   EXCISE TAX

The Internal Revenue Code contains a provision that discourages a regulated investment company from deferring its shareholders' taxes by delaying distributions of dividend income to shareholders. Under the provision, a 4% non-deductible federal excise tax is levied on undistributed fund income unless the fund distributes at least; i) 98% of calendar year ordinary income during the calendar year; ii) 98% of capital gain net income earned in the year ending October 31 by December 31; and iii) 100% of any undistributed capital gain net income from the prior October 31 measurement period and 100% of any undistributed ordinary income from the prior December 31 measurement period.

                                  CAPITAL GAINS

Long-term capital gain distributions to a corporation will be taxed at the regular corporate tax rate. Net long-term capital gain distributions to individuals will be taxed at the applicable individual tax rate.

                            EXEMPT INTEREST DIVIDENDS

Under the present tax law, if the stock of a regulated investment company acquired after March 28, 1985, is held for six months or less, any loss on the sale or exchange of that stock would be disallowed to the extent the taxpayer received exempt interest dividends with respect to that stock. Further, the six month requirement would be shortened under Treasury Department regulations to a period not less than the greater of 31 days or the period between regular dividend distributions if the regulated investment company regularly distributes at least 90% of its net tax-exempt interest.

                                TAX EXEMPT BONDS

Under laws in effect as of the date of this Prospectus, interest on obligations of states, territories, possessions of the U.S., the District of Columbia and political subsidiaries of these governmental entities is generally exempt from state taxation in the state of issuance. Interest on non-governmental purpose bonds, such as industrial development bonds, issued by qualified government units may be taxable unless the bonds are issued to finance certain specified exempt activities, are used for development of industrial park sites, or are exempt small issues. Furthermore, bonds issued for activities for non-governmental persons are referred to collectively as "non-essential" bonds. Interest on non-essential bonds may be taxable unless a specific exception is provided. For example, interest on exempt facility bonds, small issue bonds, mortgage subsidy bonds and qualified student loan bonds, is non-taxable. Stricter volume limitations will apply to certain issuers and aggregate volume limitations would apply to all non-essential bonds issued in each state. Tax-exempt interest on non-essential function bonds will be treated as an alternative minimum tax preference item for corporate and individual taxpayers. The Trust does not intend to purchase "non-essential purpose" bonds for the Income Series or the Short-to-Medium Series.

                    INCOME SERIES AND SHORT-TO-MEDIUM SERIES

As a regulated investment company, we are qualified to pay "exempt interest dividends", provided that at least 50% of our total assets are invested in municipal securities at the close of each quarter of our taxable year. Ordinarily, the dividends we pay from net income earned on our investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities will be exempt interest dividends. Shareholders receiving exempt interest dividends may exclude them from gross income for federal income tax purposes. However, dividends to our shareholders from net income we may earn from investments in non-municipal securities will be fully taxable as interest income.

                       INTERMEDIATE GOVERNMENT BOND SERIES

Ordinarily, the dividends we pay from net income earned on our investments will not be exempt interest dividends. Accordingly, shareholders will include these dividends in gross income for Federal income tax purposes.

The above analysis is not all-inclusive and is subject to federal regulations.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                             ALABAMA TAX INFORMATION

Insofar as the dividends we pay from the Alabama Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Alabama income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Alabama income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Alabama income tax purposes.

No representation is made as to the tax implications of an Alabama corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                            KENTUCKY TAX INFORMATION

Insofar as the dividends we pay from the Kentucky Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Kentucky income tax purposes. For Kentucky residents who own shares of the Government Bond Series, a portion of dividends and distributions paid by the Trust may be exempt from Kentucky income taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Kentucky income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Kentucky income tax purposes.

Shareholders of the Income Series and the Short-to-Medium Series are not subject to Kentucky ad valorem taxes on their shares. For individual Kentucky residents who own shares of the Intermediate Government Bond Series, a portion of the shares of that series are subject to Kentucky ad valorem tax. The Kentucky municipal securities in our portfolios are also exempt from Kentucky ad valorem taxes and from the Kentucky Corporation License Tax.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                           MISSISSIPPI TAX INFORMATION

Insofar as the dividends we pay from the Mississippi Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Mississippi income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Mississippi income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Mississippi income tax purposes.

No representation is made as to the tax implications of a Mississippi corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                         NORTH CAROLINA TAX INFORMATION

Insofar as the dividends we pay from the North Carolina Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for North Carolina income tax purposes. For North Carolina residents who own shares of the Government Bond Series, a portion of dividends and distributions paid by the Trust are exempt from North Carolina income taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for North Carolina income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for North Carolina income tax purposes.

Shareholders of the Income Series and the Short-to-Medium Series are not subject to North Carolina ad valorem taxes on their shares. For individual North Carolina residents who own shares of the Intermediate Government Bond Series, a portion of the shares of that series are subject to North Carolina ad valorem tax.

No representation is made as to the tax implications of a North Carolina corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                            TENNESSEE TAX INFORMATION

Insofar as the dividends we pay from the Tennessee Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Tennessee Hall income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Tennessee Hall income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Tennessee Series will ordinarily be excludable from gross income for Tennessee Hall individual income tax purposes.

Individual shareholders of the Tennessee Series are not subject to Tennessee ad valorem taxes on their shares or on the dividends and distributions they receive from us. For Tennessee residents who own shares of the Intermediate Government Bond Series, a portion of the dividends paid by the Trust is exempt from Tennessee Hall income tax.

No representation is made as to the tax implications of a Tennessee corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                             FLORIDA TAX INFORMATION

The state of Florida does not impose an individual income tax upon resident individuals. Accordingly, individual Florida resident shareholders of the Income Series, Short-to-Medium Series or Government Bond Series are not subject to individual income tax.

Individual Florida resident shareholders of the Income Series or the Short-to-Medium Series will be subject to an annual intangible property tax of
1.0 mill (.10%) per dollar of intangible property value. An additional 1.0 mill (.10%) tax is levied against intangible property valued greater than $100,000 ($200,000 for taxpayers filing jointly). Each Florida resident is entitled to apply a $20 tax exemption ($40 for taxpayers filing jointly) against property subject to the first mill of tax. An additional tax exemption of $100 ($200 for taxpayers filing jointly) is available for property subject to the additional
1.0 mill tax. For individual Florida residents who own shares of the Government Bond Series, a portion of the shares of that Series are exempt from Florida ad valorem tax.

No representation is made as to the tax implications of a Florida corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                             INDIANA TAX INFORMATION

Insofar as the dividends it pays qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Indiana income tax purposes. For Indiana residents who own shares of the Government Bond Series, a portion of the dividends paid by the Trust are exempt from Indiana income tax. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Indiana income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Indiana individual income tax purposes.

The state of Indiana does not impose intangible tax on resident individuals. Accordingly, individual Indiana resident shareholders of the Income Series, the Short-to-Medium Series and the Government Bond Series are not subject to Indiana ad valorem taxes on their shares.

No representation is made as to the tax implications of an Indiana corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                              TEXAS TAX INFORMATION

The state of Texas does not impose an individual income tax or personal intangible property tax upon resident individuals. Accordingly, Texas resident shareholders of the Income Series, the Short-to-Medium Series or the Government Bond Series are not subject to individual income tax or personal intangible property tax on the dividends and distributions they receive from us.

No representation is made as to the tax implications of a Texas corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds -- 100%
June 30, 2004

                                                                         MATURITY
BOND DESCRIPTION                                                COUPON     DATE     RATING#   PAR VALUE  MARKET VALUE
--------------------------------------------------------------  ------  ----------  --------  ---------  ------------
INSURED MUNICIPAL REVENUE BONDS
61.57% of Net Assets
AL Housing Financial Authority Single Family Mortgage            5.050% 10/01/2013    Aaa     $  15,000  $     15,413
Alabama Private Colleges & University Facilities Authority       5.900  09/01/2016  Aaa/AAA*     10,000        10,892
AL State Board Education Bishop State Community College          4.600  01/01/2021    Aaa       100,000        98,522
Alabama State Docks Department Docks Facilities Reveue           5.500  10/01/2022  Aaa/AAA*    110,000       115,317
AL State University Revenue General Tuition & Fee -Series A      5.000  01/01/2019  Aaa/AAA*     50,000        51,607
Alabama Water Pollution Control Authority                        5.500  08/15/2016  Aaa/AAA*     10,000        10,634
AL Water Pollution Control Authority Revolving Fund Loan         4.800  08/15/2018  Aaa/AAA*     50,000        51,022
AL Water Pollution Control Authority - Series A                  4.800  08/15/2022  Aaa/AAA*    170,000       169,787
Alexander City AL Warrants                                       4.700  05/01/2021    AAA*      200,000       199,986
Birmingham AL Special Care Facilities Financing                  5.000  06/01/2020  Aaa/AAA*    100,000       101,894
Birmingham AL Multifamily Housing Revenue - Beaconview           5.600  07/01/2020  Aaa/AAA*     20,000        20,345
Blount County AL Water Authority Revenue                         5.750  08/01/2019  Aaa/AAA*    125,000       137,624
Central Elmore AL Water & Sewer                                  5.000  07/01/2021  Aaa/AAA*    100,000       102,432
Choctaw County AL Revenue School Warrants                        4.700  03/01/2017     A*       200,000       197,730
Colbert County Northwest AL Health Care Facility                 5.750  06/01/2015  Aaa/AAA*     10,000        10,547
Colbert County-Northwest AL Healthcare Authority                 5.750  06/01/2020  Aaa/AAA*     20,000        21,080
Fairhope AL Utilities Revenue Warrants                           5.750  12/01/2021  Aaa/AAA*     25,000        27,316
Fort Payne Warrents                                              5.500  05/01/2016  Aaa/AAA*     10,000        10,743
Gasden AL Warrants - Series B                                    4.600  08/01/2022    Aaa       100,000        97,360
Hoover AL Board of Education Capital Outlay Warrants             5.250  02/15/2026  Aaa/AAA*     35,000        35,526
Houston County AL Warrants                                       5.650  10/15/2015  Aaa/AAA*     25,000        27,619
Huntsville AL Capital Improvement Warrants - Series C            4.500  11/01/2021  Aaa/AAA*    200,000       194,588
Huntsville AL Health Care Authority Series A                     5.000  06/01/2023  Aaa/AAA*     40,000        40,102
Huntsville AL Health Care Authority Series A                     5.400  06/01/2022  Aaa/AAA*     50,000        52,574
Huntsville AL Public Building Authority Lease Revenue            5.125  10/01/2022  Aaa/AAA*    200,000       204,946
Huntsville AL Public Educational Building - A&M                  5.600  06/01/2014     A*        20,000        20,999
Huntsville AL Public Educational Building                        6.050  06/01/2020     A*       150,000       159,897
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue         5.100  06/01/2018  Aaa/AAA*     30,000        31,268
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue         5.200  06/01/2021  Aaa/AAA*     50,000        51,702
Jefferson County AL Board of Education Capital Outlay            5.800  02/15/2020  Aaa/AAA*     10,000        10,908
Jefferson County AL Sewer Revenue Capital Improvement            5.000  02/01/2020  Aaa/AAA*     50,000        51,266
Lauderdale County & Florence AL Health Care Authority            5.250  07/01/2019  Aaa/AAA*     30,000        31,334
Lee County AL School Warrants                                    5.000  02/01/2018  Aaa/AAA*    100,000       104,030
Limestone County AL Water Authority Water Revenue                5.250  12/01/2020  Aaa/AAA*     45,000        45,903
Linden AL Warrants                                               5.250  06/01/2023    AA*        25,000        25,224
Mobile AL Limited Obligation Tax Warrants                        5.500  02/15/2023     A1        35,000        35,467
Montgomery AL Waterworks & Sanitary Sewer Board                  5.000  09/01/2019  Aaa/AAA*     50,000        51,552
Nortwest AL Gas District Gas System Revenue                      5.900  05/01/2020    Aaa        35,000        38,602
Oxford AL Public Parks & Recreation Board Revenue                6.000  12/01/2021     A*       115,000       123,707
Phenix City AL School Warrants                                   5.450  08/01/2016  Aaa/AAA*     10,000        10,893
Roanoke AL Warrants                                              4.450  05/01/2020    AAA*      150,000       147,480
St Clair County Board of Education School Tax Anticipation       5.500  02/01/2016  Aaa/AAA*     10,000        10,797
Southeast AL Gas District System Revenue Series A                5.500  06/01/2020    Aaa        10,000        10,660
Sylacauga AL Warrants                                            5.500  06/01/2025    Aaa        25,000        26,174
Trussville AL Warrants                                           4.800  10/01/2021    Aaa        85,000        85,626
Tuskegee AL Utilities Board Utilities Revenue                    5.500  02/01/2022  Aaa/AAA*     70,000        73,905
University of Alabama Revenue - Birmingham                       6.000  10/01/2020  Aaa/AAA*     25,000        27,859
University of Alabama University Revenue-Huntsville              5.750  12/01/2016  Aaa/AAA*     10,000        10,917
University AL University Revenue Hospital-Series A               5.400  09/01/2013  Aaa/AAA*     50,000        54,699
                                                                                                         ------------
                                                                                                            3,246,475
GENERAL OBLIGATION BONDS
22.04% of Net Assets
AL State - Series A                                              5.000  06/01/2019  Aa3/AA*      30,000        30,739
AL State Series A                                                5.000  06/01/2020  Aa3/AA*     100,000       102,048


    The accompanying notes are in integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds -- 100%
June 30, 2004

                                                                         MATURITY
BOND DESCRIPTION                                                COUPON     DATE     RATING#   PAR VALUE  MARKET VALUE
--------------------------------------------------------------  ------  ----------  --------  ---------  ------------
Alabama State Series B                                           5.000% 06/01/2021  Aa3/AA*   $  30,000  $     30,490
Alabama State - Series A                                         4.625  09/01/2022  Aa3/AA*     100,000        97,888
Alabama 21st Century Authority Tobacco Settlement Revenue        5.750  12/01/2020   A1/A*       50,000        47,849
Alabama 21st Century Authority Tobacco Settlement Revenue        5.850  12/01/2013   A1/A*       15,000        15,323
Birmingham AL Warrants                                           4.900  01/01/2018  Aa3/AA*     150,000       153,189
Birmingham AL Capital Improvement Warrants - Series A            5.500  08/01/2025  Aa3/AA*     100,000       104,585
Birmingham AL Referral Warrants - Series A                       5.250  05/01/2018  Aa3/AA*     300,000       320,421
Madison AL Warrants - Series C                                   5.000  09/01/2018  Aaa/AAA*    250,000       259,655
                                                                                                         ------------
                                                                                                            1,162,187
PUBLIC FACILITIES REVENUE BONDS
4.08% of Net Assets
AL State Public Schools & College Authority - Series B           5.000  12/01/2021  Aa3/AA*     190,000       193,785
Hoover AL Wts - Series A                                         5.650  01/01/2014  Aa3/AA*      10,000        11,045
Rockford AL Public Building Authority Building Revenue           5.750  09/01/2015     NR        10,000        10,501
                                                                                                         ------------
                                                                                                              215,331
MUNICIPAL UTILITIES
2.47% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A          5.125  01/01/2017  Aa3/AA-*     20,000        20,781
Birmingham AL Water & Sewer Revenue Warrants - Series A          4.750  01/01/2021  A1/AA-*     100,000        98,649
Douglas AL Water & Fire Protection Authority Water Revenue       5.600  06/01/2015     NR        10,000        10,560
                                                                                                         ------------
                                                                                                              129,990
UNIVERSITY CONSOLIDATED EDUCATION & HOUSING
2.35% of Net Assets
Mobile AL Spring Hill College Educational Building               5.100  09/01/2019    Aa3       120,000       123,956
                                                                                                         ------------
                                                                                                              123,956
HOSPITALS AND HEALTHCARE
2.26% of Net Assets
Blount County AL Health Care Authority Tax Anticipation War      5.750  02/15/2019   BBB+*       25,000        26,014
Mobile AL Second Medical Clinic Board Revenue Franklin           5.050  03/01/2018    Aa3        50,000        51,088
Montgomery AL Baptist Medical Center Special Care                5.375  09/01/2022  Aaa/AAA*     30,000        30,959
Oneonta Eastern Health System Special                            7.750  07/01/2021  Baa1/BBB*    10,000        10,941
                                                                                                         ------------
                                                                                                              119,002
INDUSTRIAL REVENUE BONDS
2.03% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue        5.800  11/01/2011    BBB*       75,000        81,092
Auburn AL Industrial Development Board Facilities Revenue        6.200  11/01/2020    BBB*       25,000        26,104
                                                                                                         ------------
                                                                                                              107,196
PREREFUNDED BONDS
1.67% of Net Assets
Helena AL Utilities Board Water & Sewer Revenue                  5.750  09/01/2025  Aaa/AAA*     25,000        27,448
Jefferson County AL Sewer Revenue Capital Improvement            5.000  02/01/2021  Aaa/AAA*     30,000        32,883
Lee County AL Warrants                                           5.500  02/01/2021  Aaa/AAA*     15,000        16,449
Montevallo AL American                                           6.000  06/01/2013     NR        10,000        11,165
                                                                                                         ------------
                                                                                                               87,945
LEASE REVENUE BONDS
..39% of Net Assets
Mountain Brook AL City Board Education Capital Outlay            5.200  02/15/2021    Aa2        20,000        20,729
                                                                                                         ------------
                                                                                                               20,729
STATE AND LOCAL MORTGAGE REVENUE BONDS
..30% of Net Assets
Alabama Housing Financial Authority Single Family Housing        6.000  04/01/2016    Aaa        15,000        15,553
                                                                                                         ------------
                                                                                                               15,553
                                                                                                         ------------
Total Investments (cost $5,139,677)(a) - 99.16% of Net Assets                                            $  5,228,364
                                                                                                         ============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds -- 100%
June 30, 2004

        * Standard and Poor's Corporation
          All other ratings by Moody's Investors Service, Inc.
        NR Not Rated
        # Bond ratings are unaudited.

(a) Cost for financial reporting and federal income tax purposes are substantially the same and differs from market value by net unrealized appreciation of securities as follows:

                                  Unrealized appreciation       $    129,347
                                  Unrealized depreciation            (40,660)
                                                                ------------
                              Net unrealized appreciation       $     88,687
                                                                ============


          The accompanying are an integral of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
ASSETS:
Investments in securities, at value
 (Cost: $5,139,677)                                                $ 5,228,364
Cash                                                                    43,411
Interest receivable                                                     69,163
Prepaid expenses                                                         1,287
                                                                   -----------
    Total assets                                                     5,342,225
LIABILITIES:
Payable for:
  Distributions                                         $  57,081
  Investment advisory fee                                   3,497
  Transfer agent fee                                        8,809
    Total liabilities                                                   69,387
                                                                   -----------
NET ASSETS:
Capital                                                              5,193,954
Net accumulated realized loss on investment
 transactions                                                           (9,803)
Net unrealized appreciation in value of investments                     88,687
                                                                   -----------
Net assets at value                                                $ 5,272,838
                                                                   ===========
NET ASSET VALUE, offering price and redemption
 price per share ($5,272,838 -:- 460,418 shares
 outstanding; unlimited number of shares
 authorized; no par value)                                         $     11.45
                                                                   ===========

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended June 30, 2004

Net investment income:
  Interest income                                       $ 242,399
                                                        ---------
  Expenses:
    Investment advisory fee                                25,461
    Transfer agent fee                                      7,638
    Custodian and interest expense                          5,287
    Pricing fees                                            2,788
    Professional fees                                       2,125
    Trustee fees                                              488
    Other expenses                                          2,688
                                                        ---------
    Total expenses                                         46,475
    Fees waived by Adviser                                (20,794)
    Custodian and interest expense reductions              (5,287)
                                                        ---------
  Net expenses                                              20,394
                                                        ---------
Net investment income                                     222,005
                                                        ---------
Realized and unrealized loss on investments:
  Net realized loss                                        (1,541)
  Net decrease in unrealized appreciation                (158,779)
                                                        ---------
Net realized and unrealized loss on investments          (160,320)
                                                        ---------
Net increase in net assets resulting from operations    $  61,685
                                                        =========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2004 and 2003
                                                          2004        2003
                                                       ----------  -----------
Increase in net assets:
  Operations:
    Net investment income                              $  222,005  $   183,177
    Net realized loss on investments                       (1,541)      (4,252)
    Net (decrease)/increase in unrealized
     appreciation                                        (158,779)     171,044
                                                       ----------  -----------
  Net increase in net assets resulting from
   operations                                              61,685      349,969
  Distributions to shareholders from net investment
   income                                                (222,005)    (183,177)
  Net fund share transactions                             817,715    2,044,615
                                                       ----------  -----------
Total increase                                            657,395    2,211,407
Net assets:
  Beginning of year                                     4,615,443    2,404,036
                                                       ----------  -----------
  End of year                                          $5,272,838  $ 4,615,443
                                                       ==========  ===========

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                                              The period
                                                         For the years ended June 30,         1/1/2000 to
                                                    2004       2003       2002       2001     6/30/00 (a)
                                                  ---------  ---------  ---------  ---------  -----------
Net asset value, beginning of year                $   11.80  $   11.22  $   10.99  $   10.31  $     10.00
                                                  ---------  ---------  ---------  ---------  -----------
Income from investment operations:
  Net investment income                                0.51       0.52       0.56       0.56         0.26
  Net gains/(losses) on securities,
   both realized and unrealized                       (0.35)      0.58       0.23       0.68         0.31
                                                  ---------  ---------  ---------  ---------  -----------
Total from investment operations                       0.16       1.10       0.79       1.24         0.57
Less distributions:
  Distributions from net investment income            (0.51)     (0.52)     (0.56)     (0.56)       (0.26)
                                                  ---------  ---------  ---------  ---------  -----------
Net asset value, end of year                      $   11.45  $   11.80  $   11.22  $   10.99  $     10.31
                                                  =========  =========  =========  =========  ===========
Total return                                           1.36%      9.98%      7.32%     12.33%        5.79%(c)
Net assets, end of year (in thousands)            $   5,273  $   4,615  $   2,404  $   1,297  $       222
Ratio of net expenses to average net assets (d)        0.40%      0.33%      0.28%      0.21%        0.50%(b)
Ratio of net investment income to
 average net assets                                    4.36%      4.46%      4.99%      5.27%        5.23%(b)
Portfolio turnover                                    16.43%      6.24%     18.15%     15.28%        0.00%

(a) Commencement of operations January 1, 2000
(b) Annualized
(c) Total return is not annualized
(d) Percentages are after expenses waived by Adviser and custodian and interest expense reductions. Expenses waived by Adviser and custodian and interest expense reductions were:
    .41% and .10% for 2004, .50% and .12% for 2003, .53% and .23% for 2002,
    .80%, .72% for 2001, and 2.76% and 1.35% for 2000, respectively.


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2004

                                                                         MATURITY
BOND DESCRIPTION                                                COUPON     DATE      RATING#   PAR VALUE   MARKET VALUE
--------------------------------------------------------------  ------  ----------  --------  -----------  ------------
INSURED MUNICIPAL REVENUE BONDS
46.82% of Net Assets
Bardstown KY Combined Utilities Revenue                          5.000% 12/01/2017  Aaa/AAA*  $ 1,290,000  $  1,345,522
Bardstown KY Combined Utilities Revenue                          5.000  12/01/2018  Aaa/A2*     1,510,000     1,568,966
Barren County School District Finance Corporation                4.750  08/01/2022  Aaa/Aa3*    3,085,000     3,084,877
Boone County KY Water - Florence                                 5.000  12/01/2015  Aaa/AAA*    1,000,000     1,060,480
Boone-Florence KY Water Supply System Revenue                    5.000  12/01/2017  Aaa/A2*     1,805,000     1,891,766
Boone-Florence KY Water Supply System Revenue                    5.000  12/01/2018  Aaa/A2*     1,900,000     1,982,593
Boone-Florence County KY Water Supply System Revenue             5.000  12/01/2020  Aaa/AAA*    2,100,000     2,168,397
Boyle County KY Hospital Revenue-Ephraim McDowell Regional       5.800  04/01/2014  Aaa/AAA*    1,000,000     1,020,620
Campbell & Kenton Counties Sanitation District Number 1          5.000  08/01/2017  Aaa/AAA*    1,000,000     1,043,870
Carrollton & Henderson KY Public Energy Authority Gas Revenue    5.000  01/01/2007  Aaa/AAA*    1,000,000     1,061,030
Eastern Kentucky University Consolidated Educational Building    5.000  05/01/2021    AAA*      1,580,000     1,624,414
Fayette County KY School District Finance Corporation            5.250  04/01/2021  Aaa/AAA*    2,285,000     2,400,575
Fayette County School District Finance Corporation               4.500  03/01/2022  Aaa/AA-*    4,100,000     3,978,107
Greater KY Housing Assistance Corporation-Chenowith Woods        6.100  01/01/2024  Aaa/AAA*      985,000       985,158
Greater Ky Housing Assistance Corporation-Northside Apts         6.200  02/01/2025    AAA*      4,365,000     4,365,829
Greater KY Housing Assistance Corporation Mortgage Revenue       5.450  05/20/2027    Aaa       1,245,000     1,278,055
Jefferson County KY Health Facilities-Jewish Hospital            5.650  01/01/2017  Aaa/AAA*    3,450,000     3,696,399
Jefferson County KY Health Facilities Jewish Hospital            5.700  01/01/2021  Aaa/AAA*    4,520,000     4,802,093
Jefferson County KY Health Facilities University Medical
 Center                                                          5.500  07/01/2017  Aaa/AAA*    8,675,000     9,251,280
Jefferson County KY School District Finance Corporation          5.125  11/01/2016  Aaa/AAA*    1,000,000     1,087,870
Jefferson County Ky School District Finance Corporation          5.250  01/01/2016  Aaa/AAA*    1,000,000     1,062,500
Jefferson County School District Finance Corporation             5.250  01/01/2019  Aaa/AAA*    2,000,000     2,093,520
Jefferson County KY Health Facilities-Alliant Health System      5.125  10/01/2017  Aaa/AAA*    2,940,000     3,034,668
Jefferson County KY School District Finance Corporation          3.500  01/01/2014  Aaa/AAA*    3,565,000     3,376,483
Jefferson County KY School District Finance Corporation          3.500  07/01/2015  Aaa/AAA*    2,110,000     1,957,975
Jefferson County KY Capital Projects Corporation Revenue         5.375  06/01/2018  Aaa/AAA*    1,500,000     1,597,980
Kenton County School District Finance Corporation                5.000  06/01/2021  Aaa/Aa3*    4,055,000     4,150,414
Kentucky Economic Development Finance Authority-Ashland
 Hospital                                                        5.000  02/01/2018  Aaa/AAA*    1,500,000     1,525,500
Kentucky Development Finance Authority-St Clair Medical          5.875  09/01/2013    Aaa       2,000,000     2,054,900
Kentucky Development Finance Authority-St Claire Medical         5.625  09/01/2021    AAA*      2,500,000     2,566,875
Kentucky Development Finance Authority-Methodist Hospital        5.625  02/01/2017    AAA*      6,500,000     6,962,278
Kentucky Development Finance Authority-Appalachian Regional      5.850  10/01/2017    A/A*      1,000,000     1,035,390
Kentucky Development Authority-South Central Nursing             6.000  07/01/2027  Aaa/AAA*    2,765,000     2,989,767
Kentucky Development Finance Authority-Baptist Hospital          5.000  08/15/2015  Aaa/AAA*    3,250,000     3,328,813
Kentucky Housing Corporation                                     4.750  07/01/2017  Aaa/AAA*    1,335,000     1,358,149
Kentucky Housing Corporation                                     5.950  07/01/2017  Aaa/AAA*    1,500,000     1,549,320
Kentucky Housing Corporation                                     4.650  07/01/2023  Aaa/AAA*    3,595,000     3,471,728
Kentucky Housing Corporation                                     5.800  07/01/2013  Aaa/AAA*    1,000,000     1,047,840
Kentucky Housing Corporation                                     5.700  07/01/2017  Aaa/AAA*      500,000       518,420
Kentucky Housing Corporation                                     5.500  01/01/2015  Aaa/AAA*    1,000,000     1,046,900
Kentucky Housing Corporation                                     4.400  01/01/2017  Aaa/AAA*    1,000,000       995,240
Kentucky Housing Corporation                                     4.850  01/01/2024  Aaa/AAA*    2,000,000     1,985,040
KY State Property & Building Commission Project #64              5.500  05/01/2017  Aaa/AAA*    8,000,000     8,895,600
KY State Property & Building Commission Project #73              5.000  11/01/2021  Aaa/AAA*    1,000,000     1,025,280
KY State Property & Building Commission Project #72              5.375  10/01/2016  Aaa/AAA*    5,000,000     5,595,600
KY State Property & Building Commission Project #72              5.000  10/01/2020  Aaa/AAA*   11,305,000    11,601,417
KY State Property & Building Commission Project #74              5.000  02/01/2020  Aaa/AAA*    4,000,000     4,109,040
KY State Property & Building Commission Project #74              5.000  02/01/2022  Aaa/AAA*    3,000,000     3,054,810
KY State Property & Building Commission Project #74              5.000  10/01/2018  Aaa/AAA*   15,000,000    15,993,600
KY State Property & Building Commission Project #74              5.000  02/01/2019  Aaa/AAA*    3,000,000     3,095,370
KY State Property & Building Commission Project #73              5.500  11/01/2017  Aaa/AAA*    1,000,000     1,094,250
KY State Property & Building Commission Project #73              5.000  11/01/2019  Aaa/AAA*    1,360,000     1,406,743
KY State Property & Building Commission Project #73              5.000  11/01/2020  Aaa/AAA*    3,255,000     3,355,449
KY State Property & Building Commission Project #77              5.250  08/01/2015  Aaa/AAA*    1,140,000     1,262,276
KY State Property & Building Commission Project #77              5.250  08/01/2016  Aaa/AAA*    1,680,000     1,857,475
KY State Property & Building Commission Project #77              5.250  08/01/2018  Aaa/AAA*    4,325,000     4,781,893
KY State Property & Building Commission Project #79              5.125  10/01/2016  Aaa/AAA*    2,040,000     2,230,740
KY State Property & Building Commission Project #79              5.000  10/01/2021  Aaa/AAA*    5,000,000     5,137,600
KY State Property & Building Commission Project #79              5.000  10/01/2022  Aaa/AAA*    1,500,000     1,532,220
KY State Property & Building Commission Project #79              4.750  10/01/2023  Aaa/AAA*    3,000,000     2,973,630
KY State Property & Building Commission Project #80              5.250  05/01/2018  Aaa/AAA*    2,940,000     3,209,510


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2004

                                                                         MATURITY
BOND DESCRIPTION                                                COUPON     DATE      RATING#   PAR VALUE   MARKET VALUE
--------------------------------------------------------------  ------  ----------  --------  -----------  ------------
KY State Property & Building Commission Project #81              5.000% 11/01/2020  Aaa/AAA*  $ 2,560,000  $  2,646,682
KY State Turnpike Authority Economic Development Road Revenue    5.150  07/01/2019  Aaa/AAA*    1,000,000     1,041,100
KY Turnpike Economic Development                                 5.500  07/01/2010  Aaa/AAA*    5,000,000     5,565,800
Letcher County School District Finance Corporation               5.000  06/01/2022  Aaa/Aa3*    1,755,000     1,792,101
Letcher County School District Finance Corporation               5.000  06/01/2024  Aaa/Aa3*    1,930,000     1,944,919
Lexington Fayette Urban County Government Public Facilities      5.125  10/01/2015  Aaa/AAA*    1,770,000     1,873,085
Lexington Fayette Urban County Government Public Facilities      5.125  10/01/2017  Aaa/AAA*    1,830,000     1,929,534
Lexington Fayette Urban County Government Public Facilities      5.125  10/01/2018  Aaa/AAA*    2,135,000     2,248,667
Lexington Fayette Urban County Government Public Facilities      5.125  10/01/2019  Aaa/AAA*    2,415,000     2,535,195
Louisville & Jefferson County KY Metropolitan Sewer              5.000  05/15/2019  Aaa/AAA*    2,500,000     2,578,400
Louisville & Jefferson County Metropolitan Sewer                 4.750  05/15/2028  Aaa/AAA*   10,000,000     9,559,300
Louisville & Jefferson County KY Regional Airport Authority      5.500  07/01/2017  Aaa/AAA*    2,655,000     2,867,267
Louisville & Jefferson County Visitors & Convention              4.500  12/01/2023  Aaa/AAA*    2,340,000     2,243,311
Louisville & Jefferson Visitors and Convention                   4.500  12/01/2024  Aaa/AAA*    2,250,000     2,109,735
Louisville & Jefferson County Visitors and Convention Center     4.600  12/01/2025  Aaa/AAA*    1,490,000     1,414,010
Louisville KY G.O. Series A                                      5.000  10/01/2020  Aaa/AAA*    7,165,000     7,374,290
Louisville Health Care Facilities                                6.650  12/20/2030    Aaa       5,125,000     5,589,735
Louisville KY Parking Authority-River City First Mortgage        5.000  12/01/2017  Aaa/AAA*    1,000,000     1,034,370
Madison County School District Finance Corporation               4.500  04/01/2016  Aaa/AAA*      695,000       708,059
Marshall County School District Finance Corporation              5.000  06/01/2022  Aaa/Aa3*    1,400,000     1,415,218
McCracken County School District Finance Corporation             4.650  07/01/2019  Aaa/AAA*    1,655,000     1,668,190
McCracken County KY School District Finance Corporation          4.700  07/01/2020  Aaa/AAA*    1,725,000     1,736,437
McCracken County School District Finance Corportion              5.000  07/01/2022  Aaa/AAA*    4,000,000     4,073,880
McCreary County Courthouse & Public Square Corporation Reve      5.400  09/01/2020    AAA*      1,550,000     1,644,132
Nelson County School District Finance Corporation                4.500  04/01/2021  Aaa/Aa3*    1,130,000     1,111,638
Nelson County School District Finance Corporation                4.500  04/01/2023  Aaa/Aa3*    2,505,000     2,409,585
Northern KY University Certificate of Participation              4.900  12/01/2021    Aaa       2,725,000     2,768,110
Northern KY University Certificate of Participation              5.000  12/01/2024    Aaa       2,000,000     2,013,560
Northern KY Water District Revenue Series A                      5.000  02/01/2020  Aaa/A2*     3,080,000     3,163,961
Northern KY Water District Revenue Series A                      5.000  02/01/2021  Aaa/AAA*    2,635,000     2,694,973
Northern Kentucky Water District                                 4.000  02/01/2019    Aaa       1,275,000     1,186,604
Northern Kentucky Water District                                 4.125  02/01/2020    Aaa       1,325,000     1,240,028
Northern Kentucky Water District                                 4.125  02/01/2021    Aaa       1,380,000     1,277,231
Pike County KY Mortgage Revenue-Phelps Regional Health           5.350  09/20/2012    AAA*        210,000       222,766
Radcliff KY Mortgage Revenue-Lincoln Trail Care                  5.650  01/20/2019    AAA*      3,110,000     3,280,801
Shelby County School District Finance Corporation                5.000  05/01/2022  Aaa/Aa3*    1,815,000     1,854,513
Shelbyville KY Certificate of Participation                      5.150  07/01/2018    Aaa       4,165,000     4,386,536
Spencer County School District Finance Corporation               5.000  07/01/2023  Aaa/Aa3     1,000,000     1,014,940
University of Kentucky Consolidated Educational Buildings        5.750  05/01/2015  Aaa/AAA*    1,850,000     1,955,598
University of Kentucky Consolidated Educational Buildings        5.000  05/01/2015  Aaa/AAA*    1,305,000     1,421,106
University of Kentucky Housing and Dining                        4.400  06/01/2017  Aaa/Aa3*    2,815,000     2,819,026
Warren County Ky Hospital Facility Revenue                       4.625  04/01/2012  Aaa/AAA*    1,500,000     1,559,580
Warren County KY Hospital Facility Revenue                       5.000  04/01/2016  Aaa/AAA*    1,000,000     1,038,820
Warren County Ky Hospital Facility Revenue                       5.000  04/01/2017  Aaa/AAA*    1,000,000     1,032,130
                                                                                                           ------------
                                                                                                            287,665,027
LEASE REVENUE BONDS
20.39% of Net Assets
Boone County KY School District Finance Corporation              5.500  09/01/2019    Aa3       1,860,000     1,990,665
Boone County KY School District Finance Corporation              5.750  02/01/2020    Aa3       1,200,000     1,304,964
Boone County KY School District Finance Corporation              5.000  08/01/2019    Aa3       1,040,000     1,076,816
Boone County KY School District Finance Corporation              5.000  02/01/2022    Aa3       3,000,000     3,043,230
Bullitt County KY School District Finance Corporation            5.000  07/01/2021    Aa3       1,000,000     1,025,510
Christian County KY Public Courthouse Lease Revenue              5.125  08/01/2017    Aa3       1,090,000     1,145,819
Christian County KY Public Courthouse Lease Revenue              5.125  08/01/2018    Aa3       1,145,000     1,197,785
Covington Independent School District Finance Corporation        5.250  06/01/2019    Aa3       1,225,000     1,280,444
Danville Multi-City Lease Campbellsville Water & Sewer           3.500  07/01/2012    Baa1      1,950,000     1,921,862
Davies County School District Finance Corporation                5.000  06/01/2021    Aa3       1,155,000     1,177,580
Estill County KY School District Finance Corporation             5.875  08/01/2016    Aa3       1,780,000     1,951,645
Fayette County KY School District Financial Corporation          5.375  01/01/2017  AA3/AA-*    1,300,000     1,377,558
Franklin County KY School District Building Revenue              4.200  05/01/2023    Aa3       2,195,000     1,967,335
Franklin County KY School District Building Revenue              4.000  03/01/2017    Aa3       1,690,000     1,593,366
Franklin County KY School District Building Revenue              4.500  03/01/2024    Aa3       2,240,000     2,074,173
Green County Ky School District Finance Corporation              5.000  04/01/2021    Aa3       1,085,000     1,113,546


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2004

                                                                         MATURITY
BOND DESCRIPTION                                                COUPON     DATE      RATING#   PAR VALUE   MARKET VALUE
--------------------------------------------------------------  ------  ----------  --------  -----------  ------------
Greenup County KY School District Finance Corporation            4.650% 03/01/2021    Aa3     $ 1,650,000  $  1,658,168
Hardin County KY School District Finance Corporation             6.000  07/01/2016    Aa3       1,025,000     1,118,829
Harlan KY Independent School District Finance Corporation        6.000  05/01/2015    Aa3         275,000       290,356
Hopkins County KY School District Finance Corporation            5.125  06/01/2019    Aa3       4,120,000     4,314,258
Jessamine County KY School District Finance Corporation          5.375  01/01/2017  Aa3/A+*     1,500,000     1,594,875
Kenton County KY School District Finance Corporation             5.375  03/01/2017    A+*       4,300,000     4,545,659
KY Area Development Districts Lease City of Ewing                5.700  06/01/2015    AA*       1,500,000     1,609,125
Kentucky Area Development Districts Financing Lease-Ewing        5.600  06/01/2022    AA*       1,055,000     1,127,204
KY Area Development Districts Financing Trust Lease              5.350  12/01/2022    AA*       2,560,000     2,675,738
Kentucky Area Development Districts Financing Lease Program      5.400  12/01/2021    AA*         710,000       752,238
Kentucky Area Development Districts Financing Lease              5.400  12/01/2021    AA*       1,095,000     1,155,127
KY Infrastructure Authority                                      5.750  08/01/2013    A-*         575,000       582,705
KY Interlocal Transportation Equipment Lease Revenue             6.000  12/01/2020    A+*         400,000       404,268
Kentucky Infrastructure Authority                                5.750  08/01/2018   Aa3/A*     1,500,000     1,519,305
Kentucky Infrastructure Authority                                6.375  08/01/2014   Aa3/A*       700,000       745,318
Kentucky Infrastructure Authority Series A                       5.000  06/01/2019  Aa3/AA-*    1,000,000     1,027,610
Kentucky Infrastructure Authority                                5.375  02/01/2018   Aa3/A*     2,000,000     2,022,560
Kentucky Infrasturcture Authority                                5.000  06/01/2017   Aa3/A*     1,035,000     1,069,983
KY State Property & Building Commission Project #67              5.375  09/01/2019  Aa3/AA-*    3,475,000     3,864,096
KY State Property & Building Commission Project #68              5.250  10/01/2018  Aa3/A+*     1,500,000     1,582,635
KY State Property & Building Commission Project #68              5.000  10/01/2019  Aa3/AA-*    5,500,000     5,642,120
KY State Property & Building Commission Project #73              5.500  11/01/2013  Aa3/AA-*    1,500,000     1,656,795
Laurel County KY School District Finance Corporation             5.600  03/01/2017    Aa3       1,000,000     1,089,250
Laurel County KY School District Finance Corporation             5.750  06/01/2020    Aa3       1,250,000     1,374,250
Martin County KY School District Finance Corporation             5.375  09/01/2020    Aa3       1,100,000     1,157,816
Montgomery County KY School District Finance Corporation         4.375  04/01/2023    Aa3       3,105,000     2,866,816
Oldham County KY School District Finance Corporation             5.000  12/01/2021    Aa3       2,090,000     2,138,802
Pendleton County KY Multi-County Lease Revenue                   6.500  03/01/2019     A*      34,500,000    35,010,945
Pendleton County KY Multi-County Lease Revenue                   6.400  03/01/2019     A*       3,000,000     3,504,510
Pendleton County KY School District Finance Corporation          5.125  06/01/2019    Aa3       1,140,000     1,194,047
Pike County KY School District Finance Corporation               5.000  09/01/2016    Aa3       1,850,000     1,934,656
Pike County KY School District Finance Corporation               5.100  09/01/2020    Aa3       1,000,000     1,032,290
Richmond KY Court Facilities Corporation Revenue                 5.250  02/01/2019    AA*       1,035,000     1,070,697
Scott County KY School District                                  5.000  03/01/2021    Aa3       1,240,000     1,266,610
Trigg County KY School District Finance Corporation              4.600  04/01/2018    Aa3       1,700,000     1,713,617
Whitley County KY School Finance                                 4.800  02/01/2021    Aa3         800,000       811,632
Woodford County KY School District Financing Corporation         3.625  07/01/2017    Aa3       1,250,000     1,122,613
Woodford County KY School District Financing Corporation         4.250  07/01/2023    Aa3       1,970,000     1,776,645
                                                                                                           ------------
                                                                                                            125,266,466
PUBLIC FACILITIES REVENUE BONDS
7.79% of Net Assets
Boone County KY Public Property Corporation - Judicial
 Facilities                                                      5.000  09/01/2019    Aa3       1,000,000     1,034,600
Boone County KY Public Property Corporation - Judicial
 Facilities                                                      5.125  09/01/2022    Aa3       1,750,000     1,802,325
Calloway County Public Property Corporation-Courthouse           5.625  03/01/2018     A        1,000,000     1,073,210
Danville Ky Multi-City Lease Revenue-Mt Sterling                 5.000  09/01/2011     NR         545,000       571,683
Florence KY Public Property Corporation Revenue                  5.250  03/01/2017     A3       1,060,000     1,097,831
Kenton County KY Public Property Corporation Revenue             5.700  12/01/2015     A2       1,305,000     1,398,738
Kenton County KY Public Property Corporation Revenue             5.700  12/01/2016     A2       1,380,000     1,477,124
Kentucky League of Cities-Middlesboro Series                     6.200  08/01/2017    A-*         555,000       568,603
KY State Property & Building Commission Project #63              5.100  11/01/2018  Aa3/AA-*    2,000,000     2,184,940
KY State Property & Building Commission Project #67              5.125  09/01/2018  Aa3/AA-*    1,000,000     1,097,560
Mt. Sterling KY Lease Revenue-Kentucky League of Cities          6.100  03/01/2008     Aa       1,500,000     1,524,300
Mt. Sterling KY Lease Revenue-Kentucky League of Cities          6.150  03/01/2013     Aa      17,860,000    18,155,047
Mt. Sterling KY Lease Revenue-Kentucky League of Cities          6.200  03/01/2018     Aa      14,500,000    14,739,540
Oldham County KY Public Facilities Construction Corporation      5.250  06/01/2017    A+*       1,060,000     1,105,135
                                                                                                           ------------
                                                                                                             47,830,636
ESCROWED TO MATURITY BONDS
6.91% of Net Assets
Danville KY Multi-City Lease Revenue-Hopkinsville                6.875  06/01/2012    Baa1      2,170,000     2,474,885
Jefferson County KY Health Facilities Services - Alliant Health  5.125  10/01/2018  Aaa/AAA*   33,000,000    34,821,600
Jefferson County KY Health Facilities Alliant Health Services    5.125  10/01/2017  Aaa/AAA*    4,980,000     5,164,907
                                                                                                           ------------
                                                                                                             42,461,392


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2004

                                                                         MATURITY
BOND DESCRIPTION                                                COUPON     DATE      RATING#   PAR VALUE   MARKET VALUE
--------------------------------------------------------------  ------  ----------  --------  -----------  ------------
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.46% of Net Assets
Christian County KY Hospital Revenue-Jennie Stuart Medical       5.800% 07/01/2011    A-*     $   270,000  $    285,541
Christian County KY Hospital Revenue-Jennie Stuart Medical       6.000  07/01/2017    A-*       5,000,000     5,264,100
Christian County KY Hospital Revenue-Jennie Stuart Medical       6.000  07/01/2013    A-*       2,870,000     3,030,175
Crittenden County Heathcare Facilities                           6.300  01/01/2016     NR       2,095,000     2,175,400
Jefferson County KY Health Facilities Jewish Hospital            5.700  01/01/2011  A1/AA-*     1,200,000     1,283,232
Kentucky Development Finance Authority Green River               6.000  11/01/2010    Aa3       1,000,000     1,062,120
Kentucky Economic Development Finance Authority Catholic         5.500  09/01/2014  Aa3/AA-*    1,375,000     1,467,909
Kentucky Development Finance Authority Hospital-Appalachian      5.850  10/01/2017     BB       1,000,000       938,490
Kentucky Development Finance Authority-Catholic Health           5.000  12/01/2018  Aa2/AA*     6,950,000     7,027,771
Kentucky Development Finance Authority-Catholic Health           5.750  12/01/2015  Aa2/AA*     2,000,000     2,185,340
Kentucky Economic Development Finance Authority Revenue          5.250  09/01/2021  Aa2/AA*     2,000,000     2,027,240
Kentucky Economic Development Finance Authority-Norton Health    6.125  10/01/2010   BBB+*      7,000,000     7,440,860
Kentucky Economic Development Finance Authority - Catholic       5.125  10/01/2021  A1/AA-*     1,000,000     1,041,060
Madison County Ky Industrial Building Revenue - McCready Manor   5.500  06/01/2020    AA*       1,785,000     1,883,532
Pike County KY Mortgage Revenue Phelps Regional Health           5.650  09/20/2027    AAA*      2,435,000     2,562,375
                                                                                                           ------------
                                                                                                             39,675,145
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.88% of Net Assets
Ashland KY Pollution Control Revenue-Ashland Oil Project         6.650  08/01/2009    Baa2      8,835,000     9,068,244
Ashland KY Pollution Control Revenue - Ashland Inc               5.700  11/01/2009    Baa2      1,000,000     1,062,620
Campbellsville KY Industrial Revenue-Campbellsville College      6.000  03/01/2017     NR       1,920,000     2,087,213
Jefferson County KY Pollution Control Revenue-E I DuPont         6.300  07/01/2012  Aa3/AA-*    3,500,000     3,593,205
Kentucky League of Cities-Ashland Series                         6.250  08/01/2017    A-*       1,550,000     1,586,704
Meade County KY Pollution Control Revenue-Olin Corporation       6.000  07/01/2007     NR       270,000         270,651
                                                                                                           ------------
                                                                                                             17,668,637
GENERAL OBLIGATION BONDS
2.73% of Net Assets
Bowling Green Ky General Obligation                              5.300  06/01/2018    Aa3       1,000,000     1,062,740
Bowling Green KY General Obligation                              4.600  06/01/2018  Aa2/AA-*    1,290,000     1,301,881
Hardin County KY General Obligation                              5.125  06/01/2019     A1       2,255,000     2,331,557
Jefferson County Series A                                        4.900  12/01/2018  Aa2/AA*     1,605,000     1,661,657
Kentucky Area Development Districts Financing                    4.700  06/01/2024    AA*       2,625,000     2,523,071
Kentucky State Property & Buildings Commission Project #62       4.625  09/01/2013  Aa3/AA-*    2,750,000     2,857,030
Lexington Fayette Urban County Government Detention Center       4.750  05/01/2018  Aa2/AA+*    3,120,000     3,181,838
Louisville KY General Obligation                                 5.000  11/01/2019  Aa3/AA-*    1,775,000     1,853,100
                                                                                                           ------------
                                                                                                             16,772,874
PREREFUNDED BONDS
2.23% of Net Assets
Bullitt County KY School District Finance Corporation            6.000  08/01/2014    Aa3       1,100,000     1,126,620
Elsmere KY Industrial Development Revenue-Courtaulds plc         6.750  04/01/2010     NR       2,000,000     2,119,520
Floyd County KY Public Property Revenue-Justice Center           6.125  09/01/2018    A+*       1,240,000     1,347,086
Greenup County KY School District Finance Corporation            6.100  09/01/2014    Aa3       1,105,000     1,136,415
Jefferson County Ky Improvement                                  6.000  04/01/2020  Aa2/AA*     1,985,000     2,238,385
Jefferson County KY Capital Projects Corporation Revenue         5.600  04/01/2014  Aaa/AAA*    1,000,000     1,081,350
Junction City KY College Revenue-Center College Project          5.875  04/01/2017     A2       1,000,000     1,110,430
Letcher County KY School District Finance Corporation            6.700  10/01/2014    Aa3       1,490,000     1,541,122
Powell County KY School District Finance Corporation             5.900  08/01/2016    Aa3       1,185,000     1,266,137
Union County KY Public Property Corporation                      6.125  09/01/2015     NR         700,000       750,869
                                                                                                           ------------
                                                                                                             13,717,934
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.98% of Net Assets
Florence KY Housing Facility Revenue                             6.300  08/15/2019    A/A*      2,615,000     2,749,620
Kentucky Housing Corporation                                     3.900  07/01/2017  Aaa/AAA*    2,055,000     1,944,318
Kentucky Housing Corporation                                     4.550  07/01/2024  Aaa/AAA*    6,000,000     5,726,820
Ky State Property & Building Commission Project #67              5.125  09/01/2016  Aa3/AA-*    1,000,000     1,098,730
Louisville Housing Assistance Mortgage Corp  Rivertown Project   5.100  07/01/2024    Aa2         655,000       640,544
                                                                                                           ------------
                                                                                                             12,160,032
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.70% of Net Assets
Berea Educational Facilities College Project                     4.000  06/01/2019    Aaa       1,315,000     1,213,035
Berea Educational Facilities Revenue                             4.125  06/01/2022    Aaa       2,190,000     1,976,891


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2004

                                                                         MATURITY
BOND DESCRIPTION                                                COUPON     DATE      RATING#   PAR VALUE   MARKET VALUE
--------------------------------------------------------------  ------  ----------  --------  -----------  ------------
Georgetown College Project Series A                              6.000% 11/15/2016     A      $ 1,000,000  $  1,053,420
Georgetown College Project Series A                              6.250  11/15/2020     A        4,000,000     4,209,240
Jefferson County KY College Project Bellarmine College           5.250  05/01/2019    Baa2      2,000,000     2,001,820
                                                                                                           ------------
                                                                                                             10,454,406
CERTIFICATES OF PARTICIPATION BONDS
..80% of Net Assets
Jeffersontown KY Certificate of Participation                    6.500  09/01/2009     A3       1,235,000     1,269,469
Jeffersontown KY Certificate of Participation                    5.750  11/01/2015     A3       1,095,000     1,166,098
Shelbyville KY Certificates of Participation                     5.350  10/01/2013     NR       1,295,000     1,340,040
Shelbyville KY Certificate of Participation                      5.450  10/01/2017     NR       1,130,000     1,143,006
                                                                                                           ------------
                                                                                                              4,918,613
MUNICIPAL UTILITY REVENUE BONDS
..29% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue                          6.400  01/01/2007   BBB-*        575,000       587,736
KY Rural Water Financial Corporation Public Project Revenue      5.375  02/01/2020    AA*       1,140,000     1,208,674
                                                                                                           ------------
                                                                                                              1,796,410
                                                                                                           ------------
Total Investments (cost $606,383,414)(a) - 100.98% of Net Assets                                           $620,387,572
                                                                                                           ============

     * Standard and Poor's Corporation
       All other ratings by Moody's Investors Service, Inc.
     NR  Not Rated
     # Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                            Unrealized appreciation          $ 19,503,827
                                                            Unrealized depreciation            (5,499,669)
                                                                                             ------------
                                                            Net unrealized appreciation      $ 14,004,158
                                                                                             ============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

ASSETS:
Investments in securities, at value
 (Cost: $606,383,414)                                            $ 620,387,572
Cash                                                                 3,486,372
Receivable for fund shares sold                                          7,000
Other receivable                                                        38,721
Receivable from investments sold                                       250,000
Interest receivable                                                  9,455,116
                                                                 -------------
    Total assets                                                   633,624,781
LIABILITIES:
Payable for:
  Investments purchased                            $ 12,363,862
  Distributions                                       6,563,956
  Investment advisory fee                               206,628
  Transfer agent fee                                     60,797
  Accrued expenses                                       72,705
                                                   ------------
    Total liabilities                                               19,267,948
                                                                 -------------
NET ASSETS:
Capital                                                            602,224,032
Net accumulated realized loss on investment
 transactions                                                       (1,871,357)
Net unrealized appreciation in value of
 investments                                                        14,004,158
                                                                 -------------
Net assets at value                                              $ 614,356,833
                                                                 =============
NET ASSET VALUE, offering price and redemption
 price per share ($614,356,833 -:- 82,036,805
 shares outstanding; unlimited number of shares
 authorized; no par value)                                       $        7.49
                                                                 =============

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended June 30, 2004
Net investment income:
  Interest income                                  $ 30,560,479
                                                   ------------
  Expenses:
    Investment advisory fee                          2,534,221
    Transfer agent fee                                 746,305
    Professional fees                                  112,420
    Custodian and interest expense                      87,520
    Trustee fees                                        59,311
    Other expenses                                     131,225
                                                   -----------
    Total expenses                                    3,671,002
    Custodian and interest expense reductions           (87,520)
                                                   ------------
  Net expenses                                        3,583,482
                                                   ------------
Net investment income                                26,976,997
                                                   ------------
Realized and unrealized gain\(loss) on
 investments:
  Net realized gain                                     483,422
  Net decrease in unrealized appreciation           (20,739,097)
                                                   ------------
Net realized and unrealized loss on investments     (20,255,675)
                                                   ------------
Net increase in net assets resulting from
 operations                                        $  6,721,322
                                                   ============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2004 and 2003
                                                       2004           2003
                                                   ------------  -------------
Increase in net assets:
  Operations:
    Net investment income                          $ 26,976,997  $  25,809,346
    Net realized gain on investments                    483,422        818,728
    Net (decrease)/increase in unrealized
     appreciation                                   (20,739,097)    18,537,076
                                                   ------------  -------------
  Net increase in net assets resulting from
   operations                                         6,721,322     45,165,150
  Distributions to shareholders from net
   investment income                                (26,976,997)   (25,809,346)
  Net fund share transactions                        22,019,390     57,880,893
                                                   ------------  -------------
Total increase                                        1,763,715     77,236,697
Net assets:
     Beginning of year                              612,593,118    535,356,421
                                                   ------------  -------------
     End of year                                   $614,356,833  $ 612,593,118
                                                   ============  =============

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                           For the years ended June 30,
                                                    ---------------------------------------------------------------------------
                                                       2004            2003            2002            2001            2000
                                                    -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of year                  $      7.73     $      7.48     $      7.41     $      7.22     $      7.47
                                                    -----------     -----------     -----------     -----------     -----------
Income from investment operations:
  Net investment income                                    0.33            0.34            0.36            0.37            0.38
  Net gains/(losses) on securities,
   both realized and unrealized                           (0.24)           0.25            0.07            0.19           (0.25)
                                                    -----------     -----------     -----------     -----------     -----------
Total from investment operations                           0.09            0.59            0.43            0.56            0.13
Less distributions:
  Distributions from net investment income                (0.33)          (0.34)          (0.36)          (0.37)          (0.38)
                                                    -----------     -----------     -----------     -----------     -----------
Net asset value, end of year                        $      7.49     $      7.73     $      7.48     $      7.41     $      7.22
                                                    ===========     ===========     ===========     ===========     ===========
Total return                                               1.23%           8.04%           5.93%           7.94%           1.78%
Net assets, end of year (in thousands)              $   614,357     $   612,593     $   535,356     $   467,236     $   416,957
Ratio of net expenses to average net assets (a)            0.58%           0.58%           0.59%           0.60%           0.61%
Ratio of net investment income to
 average net assets                                        4.37%           4.45%           4.84%           5.05%           5.17%
Portfolio turnover                                         7.89%          10.69%           9.99%           9.06%          15.74%

(a)  Percentages before custodian and interest expense reductions were:
     .60% for 2004, .60% for 2003, .61% for 2002, .62% for 2001, and .63% for
     2000.


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2004

                                                                                   MATURITY
BOND DESCRIPTION                                                         COUPON      DATE     RATING#    PAR VALUE   MARKET VALUE
-----------------------------------------------------------------------  ------   ----------  --------  -----------  ------------
INSURED MUNICIPAL REVENUE BONDS
50.01% of Net Assets
Boone-Florence Water Supply System Revenue                                4.300%  12/01/2011  Aaa/AAA*  $   505,000  $    524,483
Carrollton & Henderson KY Public Energy Authority Gas Revenue             5.000   01/01/2006  Aaa/AAA*    1,000,000     1,043,130
Carrollton & Henderson Ky Public Energy Authority Gas Revenue             5.000   01/01/2009  Aaa/AAA*    3,650,000     3,929,809
Carrollton & Henderson KY Public Energy Authority Gas Revenue             4.200   01/01/2006  Aaa/AAA*      750,000       773,513
Eastern KY University Consolidated Education Building                     4.300   05/01/2009  Aaa/AAA*      500,000       525,360
Hardin County KY Hospital Revenue Refunding                               3.500   10/01/2010     Aaa      1,050,000     1,049,370
Jefferson County KY Health Facility  University Medical Center            5.000   07/01/2008  Aaa/AAA*      300,000       319,310
Jefferson County KY School District Finance Corporation                   4.900   01/01/2008  Aaa/AAA*      550,000       586,575
Jefferson County KY School District Finance Corporation                   5.000   01/01/2009  Aaa/AAA*      750,000       811,095
Jefferson County KY School District Finance Corporation                   3.125   01/01/2011  Aaa/AAA*    2,240,000     2,158,621
Jefferson County KY Capital Project Corporation Lease                     5.500   04/01/2005  Aaa/AAA*      365,000       376,439
Kentucky Asset/Liability Community General Fund Revenue                   5.000   07/15/2009  Aaa/AAA*    1,000,000     1,086,090
KY Asset/Liability Community General Fund  Project Notes                  5.000   07/15/2010  Aaa/AAA*    1,000,000     1,086,130
KY Economic Development Finance Authority  Baptist Health Systems         4.750   08/15/2005  Aaa/AAA*    4,000,000     4,094,840
KY Economic Development Finance Authority  Ashland Hospital               5.000   02/01/2005  Aaa/AAA*      500,000       510,490
KY Economic Development Finance Authority  Ashland Hospital               5.000   02/01/2010  Aaa/AAA*    1,000,000     1,076,000
KY Economic Development Finance Authority  Appalachian Hospital           5.500   10/01/2007    A/A*      1,000,000     1,063,140
KY Economic Development Finance Authority  Appalachian Hospital           5.700   10/01/2010     A*       1,000,000     1,070,050
KY State Property & Building Commission Project #69                       5.500   08/01/2008  Aaa/AAA*    1,140,000     1,250,170
KY State Property & Building Commission Project #69                       5.000   08/01/2008  Aaa/AAA*    1,320,000     1,422,353
KY State Property & Building Commission Project #69                       5.000   08/01/2009  Aaa/AAA*    1,620,000     1,755,027
KY State Property & Building Commission Project #65                       5.750   02/01/2009  Aaa/AAA*      750,000       835,005
KY State Property & Building Commission Project #74                       5.375   02/01/2011  Aaa/AAA*    1,005,000     1,110,595
KY State Property & Building Commission Project #73                       5.500   08/01/2007  Aaa/AAA*    2,000,000     2,175,840
KY State Property & Building Commission Project #81                       5.000   11/01/2009  Aaa/AAA*    1,010,000     1,099,516
KY State Property & Building Commission Project #74                       5.375   02/01/2009  Aaa/AAA*    1,000,000     1,097,870
KY Turnpike Authority Economic Development Road Revenue                   5.500   07/01/2007  Aaa/AAA*    3,000,000     3,258,810
KY State Turnpike Authority  Revitaliation Projects                       5.500   07/01/2009  Aaa/AAA*    3,775,000     4,175,263
KY State Turnpike Authority Revitalization Project Series A               5.500   07/01/2010  Aaa/AAA*    1,000,000     1,113,160
Louisville Jefferson County KY Visitors Convention Center                 5.000   12/01/2010  Aaa/AAA*    1,350,000     1,468,719
Marion County Ky Alliant Health System Revenue                            4.200   10/01/2007  Aaa/AAA*      325,000       342,040
Northern KY University Certificate of Participation Housing Facilities    4.500   12/01/2004  Aaa/AAA*    1,000,000     1,013,460
Northern KY University Certificates of Participation Student Housing      5.000   12/01/2007  Aaa/AAA*    1,190,000     1,284,855
Northern KY Water Services District Water District Revenue                4.750   02/01/2011     Aaa      1,025,000     1,080,883
University Of KY Consolidated Education Building  Series S                3.500   05/01/2010  Aaa/AAA*    1,190,000     1,196,200
University Of KY Consolidated Education Building  Series S                3.500   05/01/2011  Aaa/AAA*    1,040,000     1,033,084
                                                                                                                     ------------
                                                                                                                       48,797,295
LEASE REVENUE BONDS
15.89% of Net Assets
Harlan County School District Finance Corporation                         5.000   09/01/2009   Aa3/A+*      500,000       540,810
Jefferson County Ky School District Finance Corporation S:B               4.400   02/01/2008  Aa3/AA-*      500,000       527,100
Kenton County KY School District Finance Corporation                      5.200   03/01/2005  Aa3/AA-*      500,000       512,810
Kentucky Asset/Liability Community General Fund Project Notes             5.000   02/01/2007  Aa3/AA-*      500,000       530,840
KY Area Development District Financing  City of Ewing                     5.100   06/01/2010     AA*      1,300,000     1,409,577
KY Infractructure Authority  Series A                                     5.000   06/01/2010  Aa3/AA-*    2,000,000     2,171,340
KY Infrastructure Authority  Government Agency Program                    4.000   08/01/2010     A-*      1,000,000     1,022,210
KY Infrastructure Authority  Revolving Fund Program                       5.000   06/01/2006  Aa3/AA-*      415,000       437,838
KY State Property & Building Commission Project #71                       5.500   08/01/2008  Aa3/AA-*       10,000        10,971
KY State Property & Building Commission Project #60                       5.500   10/01/2008  Aa3/AA-*      500,000       549,530
KY State Property & Building Commission Project #73                       3.700   11/01/2008  Aa3/AA-*    1,000,000     1,025,770
KY State Property & Building Commission Project #73                       5.250   11/01/2009  Aa3/AA-*    1,790,000     1,959,424
KY State Property & Building Commission Project #73                       5.250   11/01/2010   Aa3/A+*    3,000,000     3,301,230
Laurel County School District Finance Corporation                         4.600   03/01/2010     Aa3      1,000,000     1,061,200
Madison County School District Finance Corporation Revenue                3.500   05/01/2013   Aa3/AA*      470,000       448,244
                                                                                                                     ------------
                                                                                                                       15,508,894
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.97% of Net Assets
Kentucky Economic Development Finance Authority  Catholic Health          4.250   10/01/2009   A1/AA-*      255,000       262,979
Kentucky Economic Development Finance Authority  Catholic Health          4.500   10/01/2011   A1/AA-*    1,000,000     1,029,880
Kentucky Economic Development Finance Authority  Catholic Health          5.500   12/01/2006   Aa2/AA*    1,790,000     1,916,571
Kentucky Economic Development Finance Authority  Catholic Health          5.500   12/01/2010   Aa2/AA*    2,100,000     2,292,843


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2004

                                                                            MATURITY
BOND DESCRIPTION                                                  COUPON      DATE      RATING#   PAR VALUE   MARKET VALUE
---------------------------------------------------------------   ------   ----------  --------  -----------  ------------
Kentucky Economic Development Finance Authority Catholic Health    5.750%  12/01/2015   Aa2/AA*  $ 2,000,000  $  2,185,340
Kentucky Economic Development Finance Authority Norton Health      6.125   10/01/2010    BBB+*     1,000,000     1,062,980
                                                                                                              ------------
                                                                                                                 8,750,593
ESCROWED TO MATURITY BONDS
6.72% of Net Assets
Jefferson County KY Capital Projects Corporation Revenue           6.375   12/01/2007     NR       1,500,000     1,678,335
KY State Property & Building Commission Project #71                5.500   08/01/2008  Aaa/AAA*    4,440,000     4,881,647
                                                                                                              ------------
                                                                                                                 6,559,982
MUNICIPAL UTILITY REVENUE BONDS
4.65% of Net Assets
Danville KY Mulit-City Lease Water & Sewer Lease Revenue           2.300   07/01/2007    Baa1      1,040,000     1,041,799
Lexington-Fayette Urban County Government Ky Sewer System B        5.000   07/01/2007   Aa3/AA*    1,290,000     1,382,338
Louisville KY Waterworks Board Water System Revenue Refunding      4.250   11/15/2007   Aa1/AA*    1,000,000     1,053,290
Louisville KY Waterworks Board Water System Revenue                4.500   11/15/2010   Aa1/AA*    1,000,000     1,059,010
                                                                                                              ------------
                                                                                                                 4,536,437
GENERAL OBLIGATION BONDS
4.18% of Net Assets
Jefferson Co General Obligation                                    5.500   08/15/2010   Aa2/AA*    2,635,000     2,943,163
Lexington-Fayette Urban County Government General Obligation       3.125   02/01/2011  Aa2/AA+*    1,165,000     1,131,448
                                                                                                              ------------
                                                                                                                 4,074,611
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.39% of Net Assets
Ashland KY Pollution Control Revenue  Ashland Oil Project          6.650   08/01/2009    Baa2      1,500,000     1,539,600
Ashland KY Pollution Control Revenue  Ashland Inc Project          5.700   11/01/2009    Baa2        500,000       531,310
Meade County KY Pollution Control Revenue-Olin Corporation         6.000   07/01/2007     NR         265,000       265,639
                                                                                                              ------------
                                                                                                                 2,336,549
PREREFUNDED BONDS
1.70% of Net Assets
Ky State Property & Building Commission Revenue  Project#59        5.600   11/01/2007   Aa3/AA*    1,550,000     1,660,438
                                                                                                              ------------
                                                                                                                 1,660,438
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.04% of Net Assets
Murray State University Revenue  Series G  Second Series           5.600   05/01/2006     A2/A*    1,000,000     1,021,070
                                                                                                              ------------
                                                                                                                 1,021,070
CERTIFICATES OF PARTICIPATION BONDS
..72% of Net Assets
Shelbyville Certificates of Participation Refinancing              4.900   10/01/2007      NR        665,000       700,046
                                                                                                              ------------
                                                                                                                   700,046
                                                                                                              ------------
Total Investments (cost $92,468,017)(a) - 96.27% of Net Assets                                                $ 93,945,915
                                                                                                              ============

     *  Standard and Poor's Corporation
        All other ratings by Moody's Investors Service, Inc.
     NR Not Rated
     # Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                 Unrealized appreciation                         $ 1,937,107
                                                 Unrealized depreciation                            (459,209)
                                                                                                 -----------
                                             Net unrealized appreciation                         $ 1,477,898
                                                                                                 ===========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

ASSETS:
Investments in securities, at value (Cost: $92,468,017)                       $ 93,945,915
Cash                                                                               267,327
Receivable for fund shares sold                                                    465,150
Receivable from investments sold                                                 1,790,000
Interest receivable                                                              1,430,921
                                                                              ------------
    Total assets                                                                97,899,313
LIABILITIES:
Payable for:
  Distributions                                                 $   266,925
  Fund shares redeemed                                                8,612
  Investment advisory fee                                            39,761
  Transfer agent fee                                                 10,067
  Other fees                                                          2,520
                                                                -----------
    Total liabilities                                                              327,885
                                                                              ------------
NET ASSETS:

Capital                                                                         97,210,782
Net accumulated realized loss on investment transactions                        (1,117,252)
Net unrealized appreciation in value of investments                              1,477,898
                                                                              ------------
Net assets at value                                                           $ 97,571,428
                                                                              ============
NET ASSET VALUE, offering price and redemption price per share
 ($97,571,428 -:- 18,517,260 shares outstanding; unlimited
 number of shares authorized; no par value)                                   $       5.27
                                                                              ============

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2004

Net investment income:
  Interest income                                               $ 3,758,628
                                                                -----------
  Expenses:
    Investment advisory fee                                         510,792
    Transfer agent fee                                              128,938
    Professional fees                                                21,053
    Custodian and interest expense                                   29,039
    Trustee fees                                                      9,844
    Other expenses                                                   33,084
                                                                -----------
    Total expenses                                                  732,750
    Custodian and interest expense reductions                       (29,039)
                                                                -----------
  Net expenses                                                      703,711
                                                                -----------
Net investment income                                             3,054,917
                                                                -----------
Realized and unrealized loss on investments:
  Net realized loss                                                (373,931)
  Net decrease in unrealized appreciation                        (2,916,307)
                                                                -----------
Net realized and unrealized loss on investments                  (3,290,238)
                                                                -----------
Net decrease in net assets resulting from operations            $  (235,321)
                                                                ===========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30, 2004 and 2003

                                                                        2004            2003
                                                                    ------------    ------------
Increase in net assets:
  Operations:
    Net investment income                                           $  3,054,917    $  3,128,791
    Net realized (loss)/gain on investments                             (373,931)        112,593
    Net (decrease)/increase in unrealized appreciation                (2,916,307)      2,113,506
                                                                    ------------    ------------
  Net (decrease)/increase in net assets resulting from operations       (235,321)      5,354,890
  Distributions to shareholders from net investment income            (3,054,917)     (3,128,791)
  Net fund share transactions                                          1,332,326      17,221,036
                                                                    ------------    ------------
Total (decrease)/increase                                             (1,957,912)     19,447,135
Net assets:
  Beginning of year                                                   99,529,340      80,082,205
                                                                    ------------    ------------
  End of year                                                       $ 97,571,428    $ 99,529,340
                                                                    ============    ============

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                            For the years ended June 30,
                                                    ---------------------------------------------------------------------------
                                                        2004            2003            2002            2001            2000
                                                    -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of year                  $      5.44     $      5.30     $      5.22     $      5.09     $      5.20
                                                    -----------     -----------     -----------     -----------     -----------
Income from investment operations:
  Net investment income                                    0.16            0.19            0.20            0.23            0.21
  Net gains/(losses) on securities,
   both realized and unrealized                           (0.17)           0.14            0.08            0.13           (0.11)
                                                    -----------     -----------     -----------     -----------     -----------
Total from investment operations                          (0.01)           0.33            0.28            0.36            0.10
Less distributions:
  Distributions from net investment income                (0.16)          (0.19)          (0.20)          (0.23)          (0.21)
                                                    -----------     -----------     -----------     -----------     -----------
Net asset value, end of year                        $      5.27     $      5.44     $      5.30     $      5.22     $      5.09
                                                    ===========     ===========     ===========     ===========     ===========
Total return                                              (0.19%)          6.23%           5.50%           7.18%           1.95%
Net assets, end of year (in thousands)              $    97,571     $    99,529     $    80,082     $    55,555     $    51,205
Ratio of net expenses to average net assets (a)            0.68%           0.69%           0.69%           0.70%           0.69%
Ratio of net investment income to
 average net assets                                        2.98%           3.43%           3.82%           4.42%           4.06%
Portfolio turnover                                        18.63%          22.30%           8.04%          22.40%          30.57%

(a)  Percentages before custodian and interest expense reductions were:
     .72% for 2004, .71% for 2003, .71% for 2002, .72% for 2001, and .71% for
     2000.


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds -- 100%
June 30, 2004

                                                                                   MATURITY
BOND DESCRIPTION                                                         COUPON      DATE     RATING#    PAR VALUE   MARKET VALUE
-----------------------------------------------------------------------  ------   ----------  -------   -----------  ------------
INSURED MUNICIPAL REVENUE BONDS
68.95% of Net Assets
De Soto County MS School District                                         4.500%  04/04/2016    Aaa     $    30,000  $     30,366
Gautier MS Utility District Utility System Revenue                        5.125   03/01/2018    Aaa          75,000        78,007
Hinds County MS Revenue Refunding-MS Methodist Hospital                   5.600   05/01/2012  Aaa/AAA*       30,000        32,967
Jackson MS Public School District Limited Tax Notes                       5.375   10/01/2020    Aaa          20,000        20,987
Jackson MS Water & Sewer System Revenue                                   5.250   09/01/2020  Aaa/AAA*       50,000        52,154
Madison County MS School District - Series A                              5.250   09/01/2020  Aaa/AAA*       25,000        26,077
Medical Center Educational Building Corporation MS Revenue                5.500   12/01/2023    AAA*         20,000        21,728
MS Development - Madison County Road & Bridge Project                     5.250   06/01/2023    Aaa          50,000        51,432
MS Development Bank Special Obligation Madison County                     5.250   06/01/2024    Aaa          50,000        51,250
MS Development Bank Special Obligation Flowood Revenue Project            5.625   11/01/2019  Aaa/AAA*       10,000        10,787
MS Development Bank Special Obligation Natchez Convention Center          5.800   07/01/2019  Aaa/AAA*       25,000        27,787
MS Development Bank Special Obligation Gulfport Water Sewer               5.625   07/01/2024  Aaa/AAA*      105,000       112,766
MS Development Bank Special Obligation Gulfport Combined Water            5.500   07/01/2015  Aaa/AAA*       10,000        11,121
MS Development Bank Special Obligation Desoto County                      5.900   07/01/2021    AAA           5,000         5,521
MS Development Bank Special Obligation Rankin County                      5.400   07/01/2014  Aaa/AAA*       10,000        10,885
MS Development Bank Special Obligation Meridian Community                 5.500   07/01/2016    AAA*         30,000        32,632
MS Development Bank Special Obligation Multi-Purpose                      5.000   07/01/2021    AAA*         50,000        50,886
MS Development Bank Special Obligation Wastewater                         5.375   02/01/2021  Aaa/AAA*      100,000       105,514
MS Development Bank Special Obligation Horn Lake                          5.000   10/01/2020    AAA*         50,000        51,187
MS Development Bank Special Obligation Desoto County                      5.000   11/01/2022  Aaa/AAA*       25,000        25,266
MS Development Bank Special Obligation Lee County School                  4.500   09/01/2021    Aaa         100,000        96,173
MS Development Bank Special Obligation Capital Projects                   5.875   07/01/2024  Aaa/AAA*       75,000        84,359
MS Development Bank Special Obligation Combination                        5.000   07/01/2018  Aaa/AAA*      100,000       103,443
MS Home Corporation Housing Revenue                                       4.750   12/01/2018     A*         125,000       123,454
MS Hospital Equipment & Facilities Singing River Hospital                 5.500   03/01/2023  Aaa/AAA*      120,000       121,633
MS Hospital Equipment and Facilities Forrest County                       5.500   01/01/2024  Aaa/AAA*       45,000        46,621
Ms Development Bank Special Obligation Culkin Water District              5.800   07/01/2018  Aaa/AAA*       25,000        27,450
MS State University Educational Building Corporate Revenue                5.500   08/01/2014    Aaa          75,000        82,364
MS State University Educational Building Corporate Revenue                4.000   08/01/2015    Aaa          65,000        63,517
Natchez MS Water & Sewer System Revenue                                   5.700   08/01/2017  Aaa/AAA*      150,000       162,254
Olive Branch MS Public Improvement                                        4.125   06/01/2022    Aaa         100,000        90,379
Olive Branch MS Water & Sewer Revenue                                     4.500   03/01/2014    Aaa          30,000        31,088
Southern MS Education Building Corporation Revenue                        5.100   03/01/2020  Aaa/AAA*       70,000        72,099
Southern MS University Educational Building Corporation                   5.750   03/01/2021    Aaa          10,000        10,920
Stone County MS School District                                           4.000   06/01/2016  Aaa/AAA*      100,000        97,678
Tupelo MS Public School District                                          5.375   11/01/2015  Aaa/AAA*       20,000        21,713
University MS Educational Building - Stadium A                            5.500   12/01/2017  Aaa/AAA*        5,000         5,381
Walnut Grove Correctional Authority Certificates of Partcipitation        6.000   11/01/2019  Aaa/AAA*       90,000       103,738
Winston County MS Urban Renewal Revenue                                   5.150   12/01/2017    AAA*         15,000        15,796
                                                                                                                     ------------
                                                                                                                        2,169,380
GENERAL OBLIGATION BONDS
12.90% of Net Assets
Biloxi MS Tax Increment - LTD Obligation - Series A                       5.900   10/01/2019     A*          35,000        35,852
Hinds County MS School District                                           4.750   03/01/2015     NR          50,000        51,372
Horn Lake Special Assessment Improvement Bonds-Desoto                     5.400   04/15/2020    A-*          25,000        26,069
Jackson MS Redevelopment Authority Urban Renewal Revenue                  5.600   11/01/2021     A2          20,000        21,302
MS Development Bank Special Obligation Public Improvement                 4.750   12/01/2019  NR/BBB+*      145,000       138,429
Mississippi State                                                         5.100   11/15/2012  Aa3/AA*        10,000        11,008
Mississippi State General Obligation  Series A                            5.500   12/01/2015  Aa3/AA*       100,000       111,880
Richland MS Tax Increment                                                 5.600   06/01/2013     NR          10,000        10,889
                                                                                                                     ------------
                                                                                                                          406,801
PREREFUNDED BONDS
9.89% of Net Assets
MS Development Bank Special Obligation Adams County Juvenile              5.900   07/01/2017     A*          10,000        11,259
MS State Capital Improvements                                             5.000   11/01/2018    AA*         125,000       136,356
MS State Capital Improvements                                             5.000   11/01/2020  Aa3/AA*        50,000        54,543


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds -- 100%
June 30, 2004

                                                                            MATURITY
BOND DESCRIPTION                                                  COUPON      DATE      RATING#   PAR VALUE   MARKET VALUE
----------------------------------------------------------------  ------   ----------  --------  -----------  ------------
Mississippi State Capital Improvements                             5.000%  11/01/2021   Aa3/AA*  $   100,000  $    109,085
                                                                                                              ------------
                                                                                                                   311,243
MUNICIPAL UTILITY REVENUE BONDS
1.99% of Net Assets
MS Development Bank Special Obligation-Bay St Louis                5.375   07/01/2014     A*          10,000        10,636
MS Development Bank Special Obligation Okolona Electric            5.350   07/01/2021     A*          50,000        51,890
                                                                                                              ------------
                                                                                                                    62,526
ESCROWED TO MATURITY BONDS
1.80% of Net Assets
Harrison County MS Wastewater Management District                  5.000   02/01/2015  Aaa/AAA*       25,000        26,938
MS Gulf Coast Regional Wastewater Treatment Facilities             7.000   07/01/2012    AAA*         25,000        29,604
                                                                                                              ------------
                                                                                                                    56,542
PUBLIC FACILITIES REVENUE BONDS
1.65% of Net Assets
Mississippi Development Bank Special Obligation - Southaven        6.200   03/01/2020     A*          10,000        11,044
Vicksburg Warren MS School District                                4.700   02/01/2017    AA-*         40,000        40,764
                                                                                                              ------------
                                                                                                                    51,808
CERTIFICATES OF PARTICIPATION BONDS
1.32% of Net Assets
Monroe County MS Certificates of Participation Jail Project        5.050   04/01/2020     Aaa         40,000        41,239
                                                                                                              ------------
                                                                                                                    41,239

Total Investments (cost $3,012,184)(a) - 98.5% of Net Assets                                                  $  3,099,539
                                                                                                              ============

     * Standard and Poor's Corporation
       All other ratings by Moody's Investors Service, Inc.
     NR Not Rated
     # Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                 Unrealized appreciation                         $   109,451
                                                 Unrealized depreciation                             (22,096)
                                                                                                 -----------
                                             Net unrealized appreciation                         $    87,355
                                                                                                 ===========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

ASSETS:
Investments in securities, at value (Cost: $3,012,184)                       $ 3,099,539
Cash                                                                              32,940
Interest receivable                                                               49,044
Receivable from Adviser                                                            3,059
Prepaid expenses                                                                   1,303
                                                                             -----------
    Total assets                                                               3,185,885
LIABILITIES:
Payable for:

  Distributions                                                 $   30,357
  Fund shares redeemed                                                 604
  Transfer agent fee                                                 8,591
                                                                ----------
    Total liabilities                                                             39,552
                                                                             -----------
NET ASSETS:

Capital                                                                        3,058,916
Net accumulated realized gain on investment transactions                              62
Net unrealized appreciation in value of investments                               87,355
                                                                             -----------
Net assets at value                                                          $ 3,146,333
                                                                             ===========
NET ASSET VALUE, offering price and redemption price per share
 ($3,146,333 -:- 277,524 shares outstanding; unlimited
 number of shares authorized; no par value)                                  $     11.34
                                                                             ===========

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Year Ended June 30, 2004

Net investment income:
  Interest income                                               $  133,743
                                                                ----------
  Expenses:
    Investment advisory fee                                         14,648
    Transfer agent fee                                               4,394
    Custodian and interest expense                                   4,930
    Professional fees                                                1,877
    Pricing fees                                                     2,295
    Trustee fees                                                       278
    Other expenses                                                   1,750
                                                                ----------
    Total expenses                                                  30,172
    Fees waived by Adviser                                         (13,509)
    Custodian and interest expense reductions                       (4,930)
                                                                ----------
  Net expenses                                                      11,733
                                                                ----------
Net investment income                                              122,010
                                                                ----------
Realized and unrealized loss on investments:
  Net decrease in unrealized appreciation                         (102,922)
                                                                ----------
Net realized and unrealized loss on investments                   (102,922)
                                                                ----------
Net increase in net assets resulting from operations            $   19,088
                                                                ==========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2004 and 2003

                                                                        2004          2003
                                                                    -----------   -----------
Increase in net assets:
  Operations:
    Net investment income                                           $   122,010   $   103,755
    Net realized gain on investments                                          -           753
    Net (decrease)/increase in unrealized appreciation                 (102,922)      145,662
                                                                    -----------   -----------
  Net increase in net assets resulting from operations                   19,088       250,170
  Distributions to shareholders from net investment income             (122,010)     (103,755)
  Distributions to shareholders from capital gain                          (691)          (91)
  Net fund share transactions                                           522,051       752,982
                                                                    -----------   -----------
Total increase                                                          418,438       899,306
Net assets:
  Beginning of year                                                   2,727,895     1,828,589
                                                                    -----------   -----------
  End of year                                                       $ 3,146,333   $ 2,727,895
                                                                    ===========   ===========

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                          For the years ended June 30,           The period
                                                    -----------------------------------------    1/1/2000 to
                                                     2004        2003       2002       2001      6/30/00 (a)
                                                    -------     -------    -------   --------    -----------
Net asset value, beginning of year                  $ 11.74     $ 11.00    $ 10.83   $ 10.35     $     10.00
                                                    -------     -------    -------   --------    -----------
Income from investment operations:
  Net investment income                                0.48        0.50       0.54      0.55            0.27
  Net gains on securities,
   both realized and unrealized                       (0.40)       0.74       0.17      0.48            0.35
                                                    -------     -------    -------   --------    -----------
Total from investment operations                       0.08        1.24       0.71      1.03            0.62
Less distributions:
  Distributions from net investment income            (0.48)      (0.50)     (0.54)    (0.55)          (0.27)
                                                    -------     -------    -------   --------    -----------
Net asset value, end of year                        $ 11.34     $ 11.74    $ 11.00   $ 10.83     $     10.35
                                                    =======     =======    =======   ========    ===========
Total return                                           0.72%      11.53%      6.67%    10.19%           6.24%(c)
Net assets, end of year (in thousands)              $ 3,146     $ 2,728     $1,829   $   816     $       238
Ratio of net expenses to average net assets (d)        0.40%       0.33%      0.27%     0.21%           0.50%(b)
Ratio of net investment income to
 average net assets                                    4.16%       4.37%      4.87%     5.18%           5.31%(b)
Portfolio turnover                                     0.18%       2.36%      3.40%     0.00%           0.00%

(a)  Commencement of operations January 1, 2000
(b)  Annualized
(c)  Total return is not annualized
(d) Percentages are after expenses waived by Adviser and custodian and interest expense reductions. Expenses waived by Adviser and custodian expense reductions were:
     .46% and .17% for 2004, .55% and .20% for 2003, .60% and .37% for 2002,
     .92%, 1.02% for 2001, and 2.85% and 1.39% for 2000, respectively.


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2004

                                                                                 MATURITY
BOND DESCRIPTION                                                     COUPON        DATE      RATING#     PAR VALUE    MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL BONDS
55.82% of Net Assets
Catawba County NC Catawba Memorial Hospital Revenue                   5.000 %   10/01/2017   Aaa/AAA*   $   500,000   $    518,115
Cumberland County NC Certificates of Participation Civic Center       5.000     12/01/2018   Aaa/AAA*       500,000        519,715
Cumberland County NC Hospital Facilities Revenue                      5.250     10/01/2019    Aa/AA*      1,000,000      1,034,030
Dare County NC Utility System Revenue                                 5.250     06/01/2018   Aaa/AAA*       250,000        274,118
Dare County NC Certificates of Participation                          5.125     06/01/2018   Aaa/AAA*       500,000        527,240
Elizabeth City NC Housing Developement Mortgage Revenue               6.125     04/01/2023      Aa          140,000        143,447
Gaston County NC Certificates of Participation Public Facilities      5.250     12/01/2016   Aaa/AAA*       850,000        903,100
Gastonia NC Combined Utilities Systems Revenue                        5.625     05/01/2019   Aaa/AAA*       500,000        543,400
Greenville NC Housing Developement Corp Series A                      5.800     07/01/2024   Aaa/AAA*        35,000         35,537
Harnett County NC Certificate of Participation                        5.000     12/01/2018   Aaa/AAA*     1,000,000      1,039,560
Lenoir NC Housing Authority Mortgage Revenue                          5.700     08/20/2024     AAA*         100,000        102,812
New Hanover County NC Certificates of Participation                   5.000     12/01/2017   Aaa/AAA*       250,000        262,310
New Hanover County NC Hospital Revenue                                5.750     10/01/2026   Aaa/AAA*       100,000        104,868
New Hanover County NC Hospital Revenue                                5.000     10/01/2019   Aaa/AAA*     1,110,000      1,145,320
New Hanover County NC Certificates of Participation                   5.000     12/01/2022   Aaa/AAA*     1,000,000      1,025,640
NC Educational Facilities Finance Agency St Augustines                5.250     10/01/2018      AA*         600,000        613,086
NC Educational Facilities Finance Agency St Augustines                5.250     10/01/2028      AA*         630,000        625,672
NC Eastern Municipal Power Agency Power System Revenue                5.500     01/01/2017   Aaa/AAA*       150,000        150,600
NC Eastern Municipal Power Agency Power System Revenue                5.700     01/01/2015   Aaa/AAA*       345,000        375,719
NC Eastern Municipal Power Agency Power System Refunding              5.375     01/01/2024   Aaa/AAA*     1,000,000      1,045,550
NC Eastern Municipal Power Agency Power System Revenue                6.000     01/01/2018   Aaa/AAA*     1,000,000      1,158,260
NC Central University Housing System Revenue                          5.800     11/01/2018   Aaa/AAA*        50,000         55,098
NC Central University Housing System Revenue                          5.800     11/01/2020   Aaa/AAA*        60,000         66,088
NC Municipal Power Agency No 1 Catawba Electric Revenue               5.250     01/01/2019   Aaa/AAA*     1,000,000      1,051,050
NC Medical Care Community Hospital Revenue-High Point                 5.000     10/01/2019   Aaa/AAA*       500,000        518,115
NC Medial Care Community Hospital Northeast Medical Center            4.600     11/01/2020   Aaa/AAA*       350,000        345,625
NC Medical Care Community Hospital Revenue-Rex Hospital               5.000     06/01/2017   Aaa/AAA*       500,000        518,915
NC Medical Care Community Hospital Revenue-St Joseph                  5.100     10/01/2014   Aaa/AAA*         5,000          5,141
NC Medical Care Community Hospital Revenue-Stanly Hospital            5.375     10/01/2014   Aaa/AAA*        50,000         53,421
NC Medical Care Community Hospital Revenue-Wilson Memorial            5.625     11/01/2018   Aaa/AAA*        80,000         85,878
NC Municipal Power Agency No 1 Catawba Electric Revenue               5.125     01/01/2017   Aaa/AAA*       500,000        521,955
NC Municipal Power Agency No 1 Catawba Electric Revenue               5.125     01/01/2017   Aaa/AAA*       700,000        735,371
Pitt County NC Certificates of Participation Public Facilities        5.850     04/01/2017   Aaa/AAA*       100,000        109,677
Pitt County NC Certificates of Participation Public Facilities        5.500     04/01/2020   Aaa/AAA*       500,000        534,700
Raleigh Durham NC Airport Authority                                   5.250     11/01/2018      Aaa       1,000,000      1,053,050
Raleigh/Durham NC Airport Revenue                                     5.000     11/01/2020      Aaa       1,000,000      1,022,040
Randolph County NC Certificates of Participation                      5.750     06/01/2022   Aaa/AAA*       500,000        563,330
Union County NC Enterprise System                                     4.100     06/01/2021   Aaa/AAA*     1,185,000      1,090,887
University of NC at Chapel Hill Hospital Revenue                      5.250     02/15/2017   Aaa/AAA*       500,000        542,420
University of NC at Wilmington Dorm & Dining System Revenue           5.400     01/01/2018   Aaa/AAA*       120,000        127,588
Wilson Combined Enterprise System                                     4.700     12/01/2022   Aaa/AAA*       500,000        496,930
University of NC at Winston-Salem Student Services Revenue            5.400     06/01/2012   Aaa/AAA*        10,000         10,578
                                                                                                                      ------------
                                                                                                                        21,655,956
HOSPITAL AND HEALTHCARE REVENUE BONDS
14.75% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond              5.750     01/15/2021    Aa3/AA*       250,000        264,310
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond              5.875     01/15/2026    Aa3/AA*        50,000         52,297
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond              5.000     01/15/2017    Aa3/AA*       750,000        763,080
Cumberland County NC Hospital Facilities Revenue                      5.250     10/01/2019    A3/A-*      1,000,000      1,017,410
NC Medical Care Health Care Facilities Revenue Novant Health          5.000     11/01/2017   Aa3/AA-*     1,000,000      1,026,200
NC Medical Care Community Hospital Revenue-Duke Univ Hospital         5.250     06/01/2017    Aa3/AA*       900,000        934,047
NC Medical Care Community Hospital Revenue-Duke Univ Hospital         5.250     06/01/2021    Aa3/AA*       150,000        151,902
NC Medical Care Community Hospital Revenue-Gaston Memorial            5.500     02/15/2019    A1/A+*        150,000        153,047
NC Medical Care Community Hospital Revenue-Pitt County                5.250     12/01/2013   Aa3/AA-*       800,000        847,824


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2004

                                                                                 MATURITY
BOND DESCRIPTION                                                     COUPON        DATE      RATING#     PAR VALUE    MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
NC Medical Care Community Hospital Revenue-Pitt County                5.000 %   12/01/2018   Aa3/AA-*   $   500,000   $    509,595
                                                                                                                      ------------
                                                                                                                         5,719,712
CERTIFICATES OF PARTICIPATION BONDS
8.77% of Net Assets
Cabarrus County NC Certificates of Participation                      5.000     04/01/2021   Aa3/AA-*       650,000        661,947
Charlotte NC Certificates of Participation Convention Facilities      5.500     12/01/2020   Aa2/AA+*       700,000        747,110
Charlotte NC Certificates of Participation Convention Facilities      5.250     06/01/2020   Aa2/AA+*     1,000,000      1,050,800
Forsyth County NC Certificates of Participation                       5.000     10/01/2018   Aa2/AA+*       400,000        412,984
Forsyth County NC Certificates of Participation                       5.125     10/01/2017   Aa2/AA+*       500,000        529,750
                                                                                                                      ------------
                                                                                                                         3,402,591
PREREFUNDED BONDS
9.17% of Net Assets
Fayetteville NC Public Works Community Revenue                        5.100     03/01/2015   Aaa/AAA*       400,000        431,504
Greensboro NC Coliseum Complex Improvement                            5.700     12/01/2010    A1/AA*         55,000         60,526
Greenville NC Enterprise System Revenue                               6.000     09/01/2010    A1/A+*        100,000        102,817
NC Eastern Municipal Power Agency Power System                        6.000     01/01/2026   Aaa/BBB*        15,000         17,427
North Carolina Public Improvement                                     5.250     03/01/2016   Aaa/AAA*     1,000,000      1,111,460
Pitt County NC Memorial Hospital Revenue                              5.500     12/01/2015   Aaa/AAA*       325,000        348,299
Union County NC Enterprise System Revenue                             5.500     06/01/2021   Aaa/AAA*       245,000        265,877
University of NC at Chapel Hill Hospital Revenue                      5.250     02/15/2019    A1/AA*        105,000        112,531
Winston-Salem NC Water & Sewer System Revenue                         5.125     06/01/2020   Aa2/AAA*     1,000,000      1,107,580
                                                                                                                      ------------
                                                                                                                         3,558,021
GENERAL OBLIGATION BONDS
2.70% of Net Assets
Cary NC General Obligation Bond                                       5.000     03/01/2019   Aaa/AAA*     1,000,000      1,048,060
                                                                                                                      ------------
                                                                                                                         1,048,060
LEASE REVENUE BONDS
2.64% of Net Assets
NC Infrastructure Financial Corporation Lease Purchase                5.000     10/01/2021   Aa2/AA+*     1,000,000      1,022,230
                                                                                                                      ------------
                                                                                                                         1,022,230
PUBLIC FACILITIES REVENUE BONDS
2.00% of Net Assets
Cary NC Combined Enterprise System Revenue                            5.000     12/01/2022    Aa/AA*        700,000        711,242
Shelby NC Combined Enterprise System Revenue                          5.625     05/01/2014   Baa1/A-*        20,000         20,907
Shelby NC Combined Enterprise System Revenue                          5.625     05/01/2014   Baa1/A-*        40,000         41,813
                                                                                                                      ------------
                                                                                                                           773,962
MUNICIPAL UTILITY REVENUE BONDS
1.42% of Net Assets
Charlotte NC Storm Water Revenue Refunding Bond                       5.250     06/01/2019   Aa1/AA+*       520,000        550,332
                                                                                                                      ------------
                                                                                                                           550,332
STATE AND LOCAL MORTGAGE REVENUE BONDS
..99% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y              6.300     09/01/2015    Aa/AA*         65,000         66,485
NC Housing Finance Agency Single Family Revenue Series II             6.200     03/01/2016   Aa2/AA*         50,000         52,071
NC Housing Finance Agency Single Family Revenue Series KK             5.875     09/01/2017   Aa2/AA+*        65,000         65,709
NC Housing Finance Agency Home Ownership Revenue                      5.125     07/01/2013   Aa2/AA*         95,000         97,771
Vance County NC Housing Mortgage Revenue Henderson Project            6.150     03/01/2022     Aa2          100,000        100,030
                                                                                                                      ------------
                                                                                                                           382,066
                                                                                                                      ------------
Total Investments (cost $36,767,903)(a) - 98.26% of Net Assets                                                        $ 38,112,930
                                                                                                                      ============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2004

     *    Standard and Poor's Corporation
          All other ratings by Moody's Investors Service, Inc.

     #    Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                        Unrealized appreciation                $ 1,493,630
                        Unrealized depreciation                   (148,603)
                                                              ------------
                        Net unrealized appreciation            $ 1,345,027
                                                              ============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

ASSETS:
Investments in securities, at value (Cost: $36,767,903)                            $ 38,112,930
Cash                                                                                    597,097
Receivable for investments sold                                                         100,000
Interest receivable                                                                     433,578
Prepaid expenses                                                                          6,374
                                                                                   ------------
  Total assets                                                                       39,249,979
LIABILITIES:
Payable for:
  Distributions                                                    $    391,824
  Fund shares redeemed                                                   44,994
  Investment advisory fee                                                17,490
  Transfer agent fee                                                      4,706
                                                                   ------------
    Total liabilities                                                                   459,014
                                                                                   ------------
NET ASSETS:
Capital                                                                              38,510,912
Net accumulated realized loss on investment transactions                             (1,064,974)
Net unrealized appreciation in value of investments                                   1,345,027
                                                                                   ------------
Net assets at value                                                                $ 38,790,965
                                                                                   ============
NET ASSET VALUE, offering price and redemption price per share
 ($38,790,965 -:- 3,597,001 shares outstanding; unlimited
 number of shares authorized; no par value)                                        $      10.78
                                                                                   ============

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended June 30, 2004

Net investment income:
    Interest income                                                $  1,858,483
                                                                   ------------
    Expenses:
       Investment advisory fee                                          195,819
       Transfer agent fee                                                52,996
       Custodian and interest expense                                    11,664
       Professional fees                                                  6,140
       Trustee fees                                                       3,774
       Other expenses                                                    12,619
                                                                   ------------
       Total expenses                                                   283,012
       Custodian and interest expense reductions                        (11,664)
                                                                   ------------
    Net expenses                                                        271,348
                                                                   ------------
Net investment income                                                 1,587,135
                                                                   ------------
Realized and unrealized loss on investments:
    Net realized loss                                                   (57,527)
    Net decrease in unrealized appreciation                          (1,144,007)
                                                                   ------------
Net realized and unrealized loss on investments                      (1,201,534)
                                                                   ------------
Net increase in net assets resulting from operations               $    385,601
                                                                   ============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2004 and 2003

                                                                            2004           2003
                                                                        -----------    ------------
Increase in net assets:
  Operations:
    Net investment income                                               $  1,587,135   $  1,550,959
    Net realized loss on investments                                         (57,527)      (863,370)
    Net (decrease)/increase in unrealized appreciation                    (1,144,007)     2,292,076
                                                                        ------------   ------------
  Net increase in net assets resulting from operations                       385,601      2,979,665
  Distributions to shareholders from net investment income                (1,587,135)    (1,550,959)
  Net fund share transactions                                                324,586      5,654,610
                                                                        ------------   ------------
Total (decrease)/increase                                                   (876,948)     7,083,316
Net assets:
  Beginning of year                                                       39,667,913     32,584,597
                                                                        ------------   ------------
  End of year                                                           $ 38,790,965   $ 39,667,913
                                                                        ============   ============

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                                For the years ended June 30,
                                                          -----------------------------------------------------------------------
                                                             2004           2003           2002           2001           2000
                                                          -----------   ------------   ------------   ------------   ------------
Net asset value, beginning of year                        $     11.12   $      10.68   $      10.63   $      10.21   $      10.61
                                                          -----------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income                                          0.44           0.47           0.49           0.50           0.51
  Net gains/(losses) on securities,
   both realized and unrealized                                 (0.34)          0.44           0.05           0.42          (0.40)
                                                          -----------   ------------   ------------   ------------   ------------
Total from investment operations                                 0.10           0.91           0.54           0.92           0.11
Less distributions:
  Distributions from capital gains                               0.00           0.00           0.00           0.00          (0.01)
  Distributions from net investment income                      (0.44)         (0.47)         (0.49)         (0.50)         (0.50)
                                                          -----------   ------------   ------------   ------------   ------------
Net asset value, end of year                              $     10.78         $11.12   $      10.68   $      10.63   $      10.21
                                                          ===========   ============   ============   ============   ============
Total return                                                     0.95%          8.70%          5.19%          9.09%          1.07%
Net assets, end of year (in thousands)                    $    38,791   $     39,668   $     32,585   $     25,945   $     21,660
Ratio of net expenses to average net assets (a)                  0.69%          0.68%          0.57%          0.55%          0.55%
Ratio of net investment income to
 average net assets                                              4.05%          4.29%          4.60%          4.71%          4.92%
Portfolio turnover                                              10.51%          7.99%          6.60%         19.71%         16.14%

(a) Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

     Expenses waived by Adviser and custodian and interest expense reductions were:

     0% and .03% for 2004, .02% and .03% for 2003, .14% and .03% for 2002, .16%
     and .03% for 2001, and .17% and .03% for 2000, respectively.


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2004

                                                                                 MATURITY
BOND DESCRIPTION                                                     COUPON        DATE      RATING#     PAR VALUE    MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
49.00% of Net Assets
Asheville NC Certificates of Participation  Series:A                  4.600 %   06/01/2005   Aaa/AAA*   $    50,000   $     51,424
Carteret County NC General Obligation                                 5.400     05/01/2009   Aaa/AAA*       100,000        107,903
Centennial Authority NC Hotel Tax Revenue Bond  Arena Project         5.000     09/01/2012   Aaa/AAA*       100,000        107,345
Charlotee NC Certificates of Participation  Series A                  5.000     08/01/2012   Aaa/AAA*     1,000,000      1,085,730
Coastal Regualtion Solid Waste Management Authority NC                4.250     06/01/2005   Aaa/AAA*       125,000        128,149
Cumberland County NC Hospital Facility Revenue                        5.000     10/01/2006    A3/AA*        150,000        158,294
Duplin County NC Certificates of Participation                        3.000     09/01/2009   Aaa/AAA*       225,000        223,076
Greenville NC Certificates of Participation  Public Facilities        4.600     06/01/2011   Aaa/AAA*       100,000        104,829
Harnett County Nc Certificates of Participation                       5.250     12/01/2009   Aaa/AAA*       240,000        264,295
Harnett County NC Certificates of Participation                       4.250     12/01/2011   Aaa/AAA*       150,000        156,096
Haywood County NC Certificates of Participation                       4.000     10/01/2009   Aaa/AAA*       400,000        415,932
Johnston County NC Certificates of Participation  Judicial Annex      5.200     09/01/2007   Aaa/AAA*       100,000        107,492
Johnston County NC Finance Corporation  School & Museum Project       4.650     08/01/2008   Aaa/AAA*       200,000        212,834
New Hanover County NC Regional Medical Center Hospital Revnue         4.250     10/01/2009   Aaa/AAA*       100,000        104,739
North Carolina Medical Care Community Hospital Chatham Memorial       3.625     10/01/2010     AA*          100,000         98,646
NC Capital Facility Finance Agency  Johnson & Wales University        5.000     04/01/2009   Aaa/AAA*       200,000        216,480
North Carolina Eastern Municipal Power Agency Power System Revenue    6.125     01/01/2009     A/A*         120,000        131,916
NC Municipal Power Agency  Number 1-Catawba Electric                  6.000     01/01/2008   Aaa/AAA*       250,000        276,250
North Carolina Municipal Power Agency  No.1 Catawba Electric          6.000     01/01/2010   Aaa/AAA*       200,000        225,790
NC Municipal Power Agency  No.1 Catawba Electric Revenue              5.250     01/01/2009   Aaa/AAA*       500,000        544,195
North Carolina Medical Care Community Hospital-Scotland Memorial      5.375     10/01/2011     AA*           60,000         61,676
NC Medical Care Community Hospital  Wilson Memorial Hospital          4.900     11/01/2007   Aaa/AAA*        75,000         80,501
North Carolina Medical Care Community Hospital  Wayne Memorial        4.250     10/01/2006     Aaa          100,000        104,455
North Carolina Medical Community Hospital  Wayne Memorial             4.750     10/01/2011     Aaa          350,000        368,589
North Carolina Medical Care Community Hospital  Rex Healthcare        5.250     06/01/2008   Aaa/AAA*       450,000        490,293
NC Municipal Power Agency No 1 Catawba Electric                       5.100     01/01/2007   Aaa/AAA*       125,000        132,498
North Carolina Municipal Power Agency  Catawba Electric               6.000     01/01/2007   Aaa/AAA*       200,000        216,828
Piedmont Triad NC Airport Authority Revenue Bonds  Series A           5.250     07/01/2011   Aaa/AAA*       200,000        217,904
Pitt County NC Certificates of Participation  School Facilities       4.750     04/01/2010   Aaa/AAA*       100,000        107,049
Raleigh Durham NC Airport Authority Revenue   Series A                5.500     11/01/2007   Aaa/AAA*       500,000        543,350
Randolph County NC Certificates of Participation                      5.200     06/01/2008   Aaa/AAA*       145,000        157,324
University NC System Pool Revenue  Series B                           5.000     10/01/2009   Aaa/AAA*       200,000        216,110
Wilson County NC General Obligation                                   5.000     06/01/2010   Aaa/AAA*       250,000        273,238
                                                                                                                      ------------
                                                                                                                         7,691,230
GENERAL OBLIGATION BONDS
14.75% of Net Assets
Caldwell County NC General Obligation                                 6.000     02/01/2005    A1/A*          50,000         50,440
Cary NC General Obligation                                            4.250     03/01/2008   Aaa/AAA*       400,000        421,652
Durham NC Certificates of Participation                               5.100     06/01/2005   Aa1/AA+*       100,000        103,311
Forsyth County NC Public Improvement General Obligation S:A           4.500     03/01/2009   Aaa/AAA*       250,000        266,553
Hickory NC General Obligation                                         4.300     05/01/2006   Aa3/AA-*        80,000         83,342
New Hanover County NC General Obligation                              5.300     11/01/2006   Aa2/AA-*       150,000        160,739
NC State General Obligation  Series A                                 4.750     04/01/2006   Aaa/AAA*       200,000        209,490
North Carolina State General Obligation  Series A                     4.750     04/01/2008   Aa1/AAA*       100,000        107,191
North Carolina State General Obligation  Series A                     4.750     04/01/2010   Aaa/AAA*       100,000        106,250
North Carolina State Public Improvement General Obligation            4.500     03/01/2010   Aaa/AAA*       150,000        159,630
North Carolina State Public School Building General Obligation        4.600     04/01/2010   Aaa/AAA*        50,000         53,140
North Carolina Public School Building General Obligation              4.600     04/01/2011   Aaa/AAA*       115,000        121,568
Wake County NC General Obligation Unlimited                           4.500     03/01/2009   Aaa/AAA*       250,000        261,798
Wake County NC General Obligation                                     4.600     03/01/2011   Aaa/AAA*       200,000        210,048
                                                                                                                      ------------
                                                                                                                         2,315,152
CERTIFICATES OF PARTICIPATION BONDS
12.94% of Net Assets
Cabarrus County NC Certificates of Participation                      4.250     04/01/2007   Aa3/AA-*        55,000         57,498
Cabarrus County NC Certificates of Participation                      4.500     04/01/2009   Aa3/AA-*       100,000        105,685
Charlotte NC Certificates of Participation  Series D                  5.750     06/01/2006   Aa1/AA+*       100,000        106,849
Charlotte NC Certificates of Participation  Series D                  5.750     06/01/2007   Aa1/AA+*       100,000        108,739
Charlotte NC Certificates of Participation  Series D                  5.750     06/01/2008   Aa1/AA+*       100,000        110,367
Charlotte NC Certificates of Participation Series B                   5.000     06/01/2007   Aa1/AA+*       500,000        534,385
Charlotte NC Certificates of Participation  Series B                  5.000     06/01/2009   Aa1/AA+*       100,000        107,894
Durham County Nc Certificates of Participation                        4.750     05/01/2009   Aa1/AA+*       210,000        224,469


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2004

                                                                                 MATURITY
BOND DESCRIPTION                                                     COUPON        DATE      RATING#     PAR VALUE    MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
Durham County NC Certificates of Participation  Series B              4.950 %   12/01/2005   Aa1/AA+*   $   130,000   $    135,730
Durham NC Certificates of Participation  Series B                     5.000     06/01/2008   Aa1/AA+*       100,000        107,046
Durham NC Certificates of Participation                               5.000     04/01/2010   Aa1/AA+*       300,000        324,549
Forsyth County NC Certificates of Participation                       5.000     10/01/2009   Aa1/AA+*       100,000        108,383
                                                                                                                      ------------
                                                                                                                         2,031,594
HOSPITAL AND HEALTHCARE REVENUE BONDS
11.75% of Net Assets
Charlotte-Mecklenburg Hospital Authority NC Health Care System        5.400     01/15/2007    Aa3/AA*       200,000        212,470
Cumberland County NC Hospital Facility Revenue                        4.500     10/01/2007    A3/A-*        200,000        210,492
NC Community Health Care Facility  Duke Hospital                      4.100     06/01/2005    Aa3/AA*       100,000        102,354
NC Medical Care Community Health Care Facility  Duke University       4.500     06/01/2007    Aa3/AA*       200,000        209,922
North Carolina Medical Care Community Hospital  Novant Health         5.000     11/01/2008   Aa3/AA-*       300,000        324,339
North Carolina Medical Care Community Hospital  Pitt Memorial         4.400     12/01/2011   Aa3/AA-*       275,000        282,703
NC Medical Care Community Hospital  Gaston Memorial                   5.250     02/15/2007    A1/A+*        325,000        343,658
North Carolina Medical Care Community Hospital  St Joseph             4.300     10/01/2007    Aa3/AA*       150,000        157,659
                                                                                                                      ------------
                                                                                                                         1,843,597
LEASE REVENUE BONDS
6.66% of Net Assets
Greensboro Nc Enterprise System Revenue  Combination Series A         4.800     06/01/2012   Aa3/AA-*        75,000         78,997
Greensboro NC Enterprise System Revenue  Series A                     5.000     06/01/2011   Aa3/AA+*       500,000        542,840
Raleigh NC Combination Enterprise System Revenue                      5.000     03/01/2009   Aa1/AAA*       150,000        160,928
Winston Salem NC Certificates of Participation  Series A              3.950     06/01/2009   Aa1/AA+*       100,000        103,386
Winston-Salem NC Water & Sewer System Revenue                         4.500     06/01/2011    Aa/AAA*       150,000        158,765
                                                                                                                      ------------
                                                                                                                         1,044,916
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.04% of Net Assets
North Carolina Raleigh State University Revenue Bonds                 5.000     10/01/2011    Aa3/AA*       530,000        578,023
University Of North Carolina Revenue Refunding   Series B             5.000     12/01/2010   Aa1/AA+*       195,000        212,382
                                                                                                                      ------------
                                                                                                                           790,405
ESCROWED TO MATURITY BONDS
1.25% of Net Assets
North Carolina Municipal Power Agency  No 1 Catawba Electric         10.500     01/01/2010   Aaa/AAA*       160,000        196,179
                                                                                                                      ------------
                                                                                                                           196,179
MUNICIPAL UTILITY REVENUE BONDS
..67% of Net Assets
Orange County Water & Sewer Authority Revnue                          4.350     07/01/2010    Aa1/AA*       100,000        105,452
                                                                                                                      ------------
                                                                                                                           105,452

Total Investments (cost $15,838,535)(a) - 102.06% of Net Assets                                                       $ 16,018,525
                                                                                                                      ============

     *    Standard and Poor's Corporation
          All other ratings by Moody's Investors Service, Inc.

     #    Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                         Unrealized appreciation              $  285,433
                         Unrealized depreciation                (105,443)
                                                              ----------
                         Net unrealized appreciation          $  179,990
                                                              ==========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

ASSETS:
Investments in securities, at value (Cost: $15,838,535)                                   $    16,018,525
Interest receivable                                                                               195,649
                                                                                          ---------------
    Total assets                                                                               16,214,174

LIABILITIES:
Payable for:
  Distributions                                                  $     42,902
  Due custodian                                                         1,426
  Fund shares redeemed                                                 86,179
  Investment advisory fee                                               3,417
  Transfer agent fee                                                    1,920
  Other                                                                 4,067
  Borrowings under line of credit                                     379,000
                                                                 ------------
    Total liabilities                                                                             518,911
                                                                                          ---------------

NET ASSETS:
Capital                                                                                        15,558,587
Net accumulated realized loss on investment transactions                                          (43,314)
Net unrealized appreciation in value of investments                                               179,990
                                                                                          ---------------
Net assets at value                                                                       $    15,695,263
                                                                                          ===============
NET ASSET VALUE, offering price and redemption price per share
 ($15,695,263 -:- 1,485,410 shares outstanding; unlimited
 number of shares authorized; no par value)                                               $         10.57
                                                                                          ===============

STATEMENT OF OPERATIONS
For the year ended June 30, 2004

Net investment income:
  Interest income                                                $    532,556
                                                                 ------------
  Expenses:
    Investment advisory fee                                            77,222
    Transfer agent fee                                                 23,167
    Professional fees                                                   7,785
    Custodian and interest expense                                      8,261
    Trustee fees                                                        1,466
    Other expenses                                                      7,652
                                                                 ------------
    Total expenses                                                    125,553
    Expenses waived by Adviser                                        (38,376)
    Custodian and interest expense reductions                          (8,261)
                                                                 ------------
  Net expenses                                                         78,916
                                                                 ------------
Net investment income                                                 453,640
                                                                 ------------
Realized and unrealized loss on investments:
  Net realized loss                                                   (15,173)
  Net decrease in unrealized appreciation                            (394,565)
                                                                 ------------
Net realized and unrealized loss on investments                      (409,738)
                                                                 ------------
Net increase in net assets resulting from operations             $     43,902
                                                                 ============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2004 and 2003

                                                                     2004           2003
                                                                -------------   -------------
Increase in net assets:
  Operations:
    Net investment income                                       $     453,640   $     348,919
    Net realized (loss)/gain on investments                           (15,173)          2,510
    Net (decrease)/increase in unrealized appreciation               (394,565)        347,088
                                                                -------------   -------------
  Net increase in net assets resulting from operations                 43,902         698,517
  Distributions to shareholders from net investment income           (453,640)       (348,919)
  Net fund share transactions                                       2,234,399       4,261,235
                                                                -------------   -------------
Total increase                                                      1,824,661       4,610,833
Net assets:
  Beginning of year                                                13,870,602       9,259,769
                                                                -------------   -------------
  End of year                                                   $  15,695,263   $  13,870,602
                                                                =============   =============

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                           For the years ended June 30,
                                                  -----------------------------------------------------------------------------
                                                      2004             2003            2002            2001           2000
                                                  -------------   -------------   -------------   -------------   -------------
Net asset value, beginning of year                $       10.85   $       10.47   $       10.25   $        9.94   $       10.09
                                                  -------------   -------------   -------------   -------------   -------------
Income from investment operations:
  Net investment income                                    0.32            0.35            0.38            0.40            0.39
  Net gains/(losses) on securities,
   both realized and unrealized                           (0.28)           0.38            0.22            0.31           (0.15)
                                                  -------------   -------------   -------------   -------------   -------------
Total from investment operations                           0.04            0.73            0.60            0.71            0.24
Less distributions:
  Distributions from net investment income                (0.32)          (0.35)          (0.38)          (0.40)          (0.39)
                                                  -------------   -------------   -------------   -------------   -------------
Net asset value, end of year                      $       10.57   $       10.85   $       10.47   $       10.25   $        9.94
                                                  =============   =============   =============   =============   =============
Total return                                               0.33%           7.10%           5.99%           7.24%           2.47%
Net assets, end of year (in thousands)            $      15,695   $      13,871   $       9,260   $       4,875   $       4,246
Ratio of net expenses to average net assets (a)            0.51%           0.50%           0.48%           0.48%           0.48%
Ratio of net investment income to
 average net assets                                        2.94%           3.28%           3.69%           3.93%           3.94%
Portfolio turnover                                         8.37%          19.12%          13.65%           7.29%          25.85%

(a) Percentages are after expenses waived by Adviser and custodian and interest expense reductions.
    Expenses waived by Adviser and custodian and interest expense reductions were:
    .25% and .05% for 2004, .26% and .04% for 2003, .31% and .07% for 2002,
    .30%,.11% for 2001, and .32% and .11% for 2000, respectively.


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennesee Municipal Bonds -- 100%
June 30, 2004

                                                                                 MATURITY
BOND DESCRIPTION                                                     COUPON        DATE      RATING#     PAR VALUE    MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
39.07% of Net Assets
Clarksville TN Water Sewer & Gas Revenue                              5.650 %   02/01/2017      Aaa     $   200,000   $    217,316
Franklin TN Industrial Development Board Landings Apartment           5.550     10/01/2008   Aaa/AAA*        50,000         53,712
Franklin TN Industrial Development Board Landings Apartment           5.900     10/01/2016   Aaa/AAA*       800,000        836,040
Giles County TN                                                       4.500     02/01/2018      Aaa       1,000,000      1,001,370
Greater Tennessee Housing Assistance Refunding                        7.250     07/01/2024   Aaa/AAA*         5,000          5,006
Hawkins County TN Refunding General Obligation                        4.750     05/01/2017     AAA*         200,000        204,851
Jackson TN Hospital Revenue Refunding & Improvement                   5.625     04/01/2015   Aaa/AAA*       310,000        324,930
Johnson City TN Health & Educational Facilities                       6.500     07/01/2014   Aaa/AAA*     1,000,000      1,181,790
Kingsport TN Water & Sewer System                                     4.350     06/01/2017      Aaa         710,000        707,890
Kingsport TN Industrial Development Board Multifamily                 5.400     04/20/2021     AAA*         500,000        520,740
Knox County TN Health Educational & Housing Facilities Baptist        5.500     04/15/2017   Baa/AAA*     1,315,000      1,390,047
Knox County TN Health Educational & Housing Facilities Ft Sanders     6.250     01/01/2013   Aaa/AAA*        10,000         11,545
Knox County TN Health Educational & Housing Facilities                5.000     01/01/2022     AAA*       1,000,000      1,006,190
Knox County TN Utility District Water & Sewer                         5.625     12/01/2019      Aaa         400,000        434,619
Knoxville TN Gas Revenue - Series K                                   4.750     03/01/2020   Aaa/AAA*     1,500,000      1,506,600
Knoxville TN Wastewater System Revenue - Series A                     4.750     04/01/2021    Aaa/AAA     1,150,000      1,145,964
Metropolitan Nashville & Davidson County TN Adventist System          5.750     11/15/2025    Aaa/AAA     1,150,000      1,199,496
Metropolitan Nashville & Davidson County TN Stadium Project           5.750     07/01/2014    Aaa/AAA       100,000        107,834
Metropolitan Nashville & Davidson County TN Stadium Project           5.875     07/01/2021    Aaa/AAA       350,000        376,765
Metropolitan Nashville & Davidson County TN Water & Sewer             5.000     01/01/2017    Aaa/AAA     1,000,000      1,038,750
Montgomery County TN                                                  4.750     05/01/2016      Aaa       1,850,000      1,929,976
Montgomery County TN                                                  4.750     05/01/2020      Aaa       1,000,000      1,003,970
North Anderson TN Utility District Waterworks Revenue                 5.600     01/01/2015   Aaa/AAA*       100,000        104,093
Oak Ridge TN Industrial Development Board Refunding Revenue           5.250     08/20/2018      Aaa         265,000        271,601
Overton County TN Refunding - Schools                                 5.000     04/01/2018      Aaa       1,000,000      1,047,040
Robertson County TN                                                   4.500     06/01/2015      Aaa       1,750,000      1,806,525
Sevier County TN Public Buildings Auth Solid Waste Facility           5.600     09/01/2015   Aaa/AAA*       100,000        103,687
Shelby County TN Health Educational & Housing Heritage Place          6.900     07/01/2014   Aaa/AAA*       145,000        148,876
Shelby County TN Health Educational & Housing Methodist               5.300     08/01/2015   Aaa/AAA*       650,000        679,686
Shelby County TN Health Educational & Housing Methodist               5.375     04/01/2013   Aaa/AAA*       690,000        746,463
Shelby County TN Health Educational & Housing Methodist               5.000     04/01/2018   Aaa/AAA*       500,000        516,590
Sullivan County TN Health Educational & Housing Facilities            5.000     09/01/2016      AA*       1,000,000      1,023,570
Sullivan County TN Health Educational & Housing Wellmont              5.000     09/01/2017      AA*       2,500,000      2,534,700
Sullivan County TN Health Educational & Housing Facilities            4.500     09/01/2019      AA*       1,000,000        940,110
TN Housing Development Agency Homeownership Program                   5.900     07/01/2017   Aaa/AAA*        30,000         30,401
TN Housing Development Agency Mortgage Finance Program                6.200     07/01/2018   Aaa/AAA*       320,000        330,595
Wilson County TN Referendum                                           5.000     04/01/2018      Aaa       1,000,000      1,053,790
                                                                                                                      ------------
                                                                                                                        27,543,128
HOSPITAL AND HEALTHCARE REVENUE BONDS
17.31% of Net Assets
Chattanooga TN Health Educational & Housing Revenue                   5.000     12/01/2018   Aa3/AA-*     1,000,000      1,009,130
Knox County TN Health - Fort Sanders Alliance                         5.250     01/01/2015   Aaa/AAA*     2,175,000      2,334,819
Knox County TN Health Educational & Housing Facilities                5.750     04/01/2019     Baa1       1,000,000      1,028,020
Metropolitan Nashville & Davidson County TN Adventist System          6.250     11/15/2015     A3/A*      1,100,000      1,201,728
Metropolitan Nashville & Davidson County TN Modal                     5.500     05/01/2023      AA*       2,255,000      2,310,360
Metropolitan Nashville & Davidson County TN Open Arms                 5.100     08/01/2016      AA*       2,500,000      2,559,975
Metropolitan Nashville & Davidson County TN Open Arms                 5.100     08/01/2019      AA*       1,660,000      1,681,281
Sumner County TN Health Educational & Housing Sumner Health           7.500     11/01/2014      A-*          75,000         77,381
                                                                                                                      ------------
                                                                                                                        12,202,694
GENERAL OBLIGATION BONDS
13.59% of Net Assets
Franklin TN School District Limited Tax Refunding                     4.625     06/01/2018      Aa2       1,000,000      1,019,510
Johnson City TN General Obligation                                    5.500     05/01/2020   Aaa/AAA*       300,000        319,389
Memphis TN General Obligation                                         5.250     04/01/2016    Aa2/AA*       610,000        648,345
Memphis TN Referendum - General Improvement                           5.000     11/01/2015    Aa2/AA*     1,250,000      1,344,063
Memphis TN General Improvement                                        5.000     11/01/2021    Aa2/AA*     1,500,000      1,535,835
Memphis TN General Improvement                                        5.000     05/01/2020    Aa2/AA*     2,000,000      2,057,420
Metropolitan Nashville & Davidson County TN General Obligation        5.125     11/15/2019    Aa2/AA*       500,000        518,765
Metropolitan Nashville & Davidson County TN General Obligation        5.875     05/15/2026    Aa/AA*        100,000        106,657
Shelby County TN General Obligation                                   5.625     04/01/2014   Aa3/AA+*        60,000         62,405
Shelby County TN - Series A                                           4.600     11/01/2022   Aa2/AA+*       500,000        492,660
Williamson County TN Refunding General Obligation                     5.000     03/01/2020      Aa1         645,000        675,721


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennesee Municipal Bonds -- 100%
June 30, 2004

                                                                                 MATURITY
BOND DESCRIPTION                                                     COUPON        DATE      RATING#     PAR VALUE    MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
Wilson County TN General Obligation Refunding                         5.100 %   05/01/2016     Aaa      $   745,000   $    799,303
                                                                                                                      ------------
                                                                                                                         9,580,073
STATE AND LOCAL MORTGAGE REVENUE
9.41% of Net Assets
Hamilton County TN Multifamily Housing Revenue                        6.700     03/01/2021      A*          450,000        423,320
Memphis TN Health Education & Housing Board River Trace II            6.250     10/01/2013     Aaa           50,000         51,259
Shelby County TN Health Educational & Housing Cameron Kirby           5.900     07/01/2018    BBB-*         800,000        730,240
Shelby County TN Health Educational & Housing Cameron Kirby           6.000     07/01/2028    BBB-*         500,000        443,850
TN Housing Development Agency Homeownership Program                   5.850     01/01/2011   Aa2/AA*        200,000        205,150
TN Housing Development Agency Homeownership Program                   5.500     07/01/2020   Aa2/AA*      1,055,000      1,092,558
TN Housing Development Agency Series 2001                             5.250     01/01/2020   Aa2/AA*        635,000        651,447
TN Housing Development Agency Mortgage Financing Series A             5.200     07/01/2023   Aa2/AA*      3,000,000      3,036,540
                                                                                                                      ------------
                                                                                                                         6,634,364
MUNICIPAL UTILITY REVENUE BONDS
8.25% of Net Assets
Chattanooga TN Electric System Revenue                                5.250     09/01/2021     AA*        1,500,000      1,553,370
Clarksville TN Water Sewer & Gas Revenue                              5.250     02/01/2018     Aaa        1,000,000      1,051,720
Knoxville TN Gas System Revenue Bond Series J                         5.000     03/01/2017   Aa3/AA*        700,000        722,953
Knoxville TN Waste Water System Revenue                               5.100     04/01/2018   Aa3/AA*        435,000        449,042
Metropoliton Nashville & Davidson County TN Electric System           5.125     05/15/2016   Aa3/AA*        700,000        734,482
Metropolitan Nashville & Davidson County TN Electric System           5.125     05/15/2021    Aa/AA*      1,085,000      1,118,841
Metropolitan Nashville & Davidson County TN Water & Sewer             5.500     01/01/2016   Aa3/A+*        185,000        185,688
                                                                                                                      ------------
                                                                                                                         5,816,096
PREREFUNDED BONDS
6.62% of Net Assets
Cookeville TN Industrial Development Board General Hospital           5.625     10/01/2016      A-          200,000        219,148
Jackson TN Water & Sewer Revenue                                      7.200     07/01/2012   Aaa/AAA*         5,000          5,722
Johnson City TN Health & Educational Facilities                       5.125     07/01/2025     AAA*       2,000,000      2,050,520
Marion County TN General Obligation                                   6.000     04/01/2018     Aaa          950,000      1,071,268
Metropolitan Nashville & Davidson County TN Water & Sewer             6.500     12/01/2014   Aaa/AAA*        60,000         72,677
Shelby County TN General Obligation                                   5.625     04/01/2014     AA+*          20,000         20,843
TN Local Development Authority Community Provider Pooled Loan Program 6.250     10/01/2009     A-*           30,000         30,971
TN Local Development Authority Community Provider Pooled Loan Program 6.450     10/01/2014     A-*           40,000         41,347
Williamson County TN General Obligation                               5.375     03/01/2019     Aa1        1,000,000      1,106,990
Williamson County TN General Obligation                               5.600     09/01/2010      Aa           45,000         46,238
                                                                                                                      ------------
                                                                                                                         4,665,724
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.49% of Net Assets
Metropolitan Nashville & Davidson County TN Belmont University        6.300     12/01/2014     Baa3          10,000         10,293
Metropolitan Nashville & Davidson County TN McKendree                 5.125     01/01/2020     AA*        1,700,000      1,744,047
                                                                                                                      ------------
                                                                                                                         1,754,340
ESCROWED TO MATURITY BONDS
1.77% of Net Assets
Johnson City TN Health & Educational Revenue                          5.000     07/01/2018     AAA*       1,000,000      1,034,550
Metropolitan Nashville & Davidson County TN Dandridge Tower           6.375     01/01/2011      A*          200,000        216,364
                                                                                                                      ------------
                                                                                                                         1,250,914
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
0.43% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co              7.200     08/15/2010     AAA*          20,000         24,182
Chattanooga TN Industrial Development Board F L Haney Co              7.200     02/15/2009     AAA*          25,000         29,337
Chattanooga TN Industrial Development Board F L Haney Co              7.200     08/15/2009     AAA*          25,000         29,730
Chattanooga TN Industrial Development Board F L Haney Co              7.200     02/15/2010     AAA*         100,000        119,188
Maury County TN Pollution Control Revenue Saturn Corporation Project  6.500     09/01/2024  Baa1/BBB*       100,000        102,530
                                                                                                                      ------------
                                                                                                                           304,967
LEASE REVENUE BONDS
0.61% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx             5.050     09/01/2012   Baa/BBB*       250,000        259,470
                                                                                                                      ------------
                                                                                                                           259,470
                                                                                                                      ------------

Total Investments (cost $69,083,262)(a) - 99.55% of Net Assets                                                        $ 70,011,770
                                                                                                                      ============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennesee Municipal Bonds -- 100%
June 30, 2004

     *    Standard and Poor's Corporation
          All other ratings by Moody's Investors Service, Inc.

     #    Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                            Unrealized appreciation             $ 1,731,965
                            Unrealized depreciation                (803,457)
                                                                -----------
                            Net unrealized appreciation         $   928,508
                                                                ===========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

ASSETS:
Investments in securities, at value (Cost: $69,083,262)                            $ 70,011,770
Cash                                                                                     54,251
Receivable from investments sold                                                          5,000
Prepaid expenses                                                                         12,072
Interest receivable                                                                   1,142,675
                                                                                   ------------
    Total assets                                                                     71,225,768

LIABILITIES:
Payable for:
  Distributions                                                    $    690,167
  Investment advisory fee                                                28,806
  Transfer agent fee                                                      7,405
     Total liabilities                                                                  726,378
                                                                                   ------------

NET ASSETS:
Capital                                                                              70,736,336
Net accumulated realized loss on investment transactions                             (1,165,454)
Net unrealized appreciation in value of investments                                     928,508
                                                                                   ------------
Net assets at value                                                                $ 70,499,390
                                                                                   ============

NET ASSET VALUE, offering price and redemption price per share
 ($70,499,390 -:- 6,486,766 shares outstanding; unlimited
 number of shares authorized; no par value)                                        $      10.87
                                                                                   ============

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended June 30, 2004

Net investment income:
  Interest income                                                  $  3,142,344
                                                                   ------------
  Expenses:
     Investment advisory fee                                            331,799
     Transfer agent fee                                                  85,632
     Professional fees                                                    9,290
     Custodian and interest expense                                      15,462
     Trustee fees                                                         6,282
     Other expenses                                                      12,952
                                                                   ------------
     Total expenses                                                     461,417
     Custodian and interest expense reductions                         (15,462)
                                                                   ------------
  Net expenses                                                          445,955
                                                                   ------------
Net investment income                                                 2,696,389
                                                                   ------------
Realized and unrealized loss on investments:
  Net realized loss                                                    (251,994)
  Net decrease in unrealized appreciation                            (2,205,607)
                                                                   ------------
Net realized and unrealized loss on investments                      (2,457,601)
                                                                   ------------
Net increase in net assets resulting from operations               $    238,788
                                                                   ============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2004 and 2003

                                                                            2004              2003
                                                                        ------------   ------------
Increase in net assets:
  Operations:
    Net investment income                                               $  2,696,389   $  2,359,370
    Net realized loss on investments                                        (251,994)       (22,866)
    Net (decrease)/increase in unrealized appreciation                    (2,205,607)     2,154,371
                                                                        ------------   ------------
  Net increase in net assets resulting from operations                       238,788      4,490,875
  Distributions to shareholders from net investment income                (2,696,389)    (2,359,370)
  Net fund share transactions                                             14,141,127      8,157,141
                                                                        ------------   ------------
Total increase                                                            11,683,526     10,288,646
Net assets:
  Beginning of year                                                       58,815,864     48,527,218
                                                                        ------------   ------------
  End of year                                                           $ 70,499,390   $ 58,815,864
                                                                        ============   ============

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                                  For the years ended June 30,
                                                          -----------------------------------------------------------------------
                                                             2004           2003           2002           2001           2000
                                                          -----------   ------------   ------------   ------------   ------------
Net asset value, beginning of year                        $     11.26   $      10.82   $      10.72   $      10.32   $      10.77
                                                          -----------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income                                          0.45           0.48           0.52           0.52           0.53
  Net gains/(losses) on securities,
   both realized and unrealized                                 (0.39)          0.44           0.10           0.40          (0.45)
                                                          -----------   ------------   ------------   ------------   ------------
Total from investment operations                                 0.06           0.92           0.62           0.92           0.08
Less distributions:
  Distributions from net investment income                      (0.45)         (0.48)         (0.52)         (0.52)         (0.53)
                                                          -----------   ------------   ------------   ------------   ------------
Net asset value, end of year                              $     10.87   $      11.26   $      10.82   $      10.72   $      10.32
                                                          ===========   ============   ============   ============   ============
Total return                                                     0.55%          8.65%          5.85%          9.08%          0.84%
Net assets, end of year (in thousands)                    $    70,499   $     58,816   $     48,527   $     45,035   $     40,524
Ratio of net expenses to average net assets (a)                  0.67%          0.65%          0.54%          0.54%          0.54%
Ratio of net investment income to
 average net assets                                              4.05%          4.32%          4.77%          4.90%          5.09%
Portfolio turnover                                              16.11%          8.36%         11.85%         22.31%          8.80%

(a) Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

     Expenses waived by Adviser and custodian and interest expense reductions were:

     0% and .03% for 2004, .01% and .02% for 2003, .16% and .02% for 2002, .15%,
     .02% for 2001, and .13% and .02% for 2000, respectively.


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennesee Municipal Bonds -- 100%
June 30, 2004

                                                                                   MATURITY
BOND DESCRIPTION                                                         COUPON      DATE     RATING#    PAR VALUE   MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
56.67% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority  Erlanger               5.625 % 10/01/2009  Aaa/AAA*  $   715,000  $    791,619
Chattanooga-Hamilton County TN Hospital Authority  Erlanger               4.250   10/01/2006  Aaa/AAA*       50,000        52,127
Columbia Tn Waterworks Revenue                                            5.000   12/01/2008  Aaa/AAA*      100,000       108,089
Gatlinburg TN General Obligation                                          5.000   05/01/2008  Aaa/AAA*      100,000       106,623
Hardeman County TN Corrctional Facility Revenue                           7.000   08/01/2005    A/A*        240,000       251,837
Hawkins County TN General Obligation                                      4.500   05/01/2008  Aaa/AAA*      315,000       333,982
Johnson City TN General Obligation                                        5.250   06/01/2008  Aaa/AAA*      125,000       136,143
Knox County TN Health Education & Housing Facilities Board                5.500   04/15/2011  Baa/AAA*      300,000       323,544
Knox County TN Health Education & Housing  Baptist Health System          5.000   04/15/2006  Aaa/AAA*      100,000       104,997
Marshall County TN General Obligation                                     4.450   12/01/2010  Aaa/AAA*      270,000       287,337
Maury County TN General Obligation Bond                                   5.000   04/01/2009  Aaa/AAA*      750,000       812,834
Memphis-Shelby County TN Sports Arena Project  Series A                   3.800   11/01/2008  Aaa/AAA*      250,000       257,963
Memphis-Shelby Tn Sports Authority  Memphis Arena Project                 5.500   11/01/2012  Aaa/AAA*      500,000       560,215
Memphis-Shelby County TN Sports Authority  Memphis Arena                  5.000   11/01/2008  Aaa/AAA*      150,000       162,044
Memphis TN Electric System Revenue  Series A                              5.000   12/01/2009  Aaa/AAA*      200,000       216,946
Memphis TN Sanitation Sewer Revenue                                       5.000   10/01/2008  Aaa/AAA*      350,000       377,591
Metropolitan Government of Nashville & Davidson County Housing            5.500   01/01/2007  Aaa/AAA*      400,000       419,988
Montgomery County TN General Obligation                                   5.250   05/01/2007     Aaa        400,000       430,032
Municipal Energy Acquisition Corporation TN Gas Revenue                   4.125   03/01/2008  Aaa/AAA*      250,000       261,200
Municipal Energy Acquisition Gas Corporation Revenue                      4.125   03/01/2009  Aaa/AAA*      200,000       208,750
Oak Ridge TN General Obligation Unlimited                                 4.500   04/01/2007  Aaa/AAA*      220,000       231,686
Shelby County TN   Methodist Hospital Healthcare Revenue                  5.500   04/01/2008  Aaa/AAA*      250,000       272,663
Shelby County TN Health Education & Housing Facility Rhodes College       4.500   08/01/2008  Aaa/AAA*      100,000       105,528
Shelby County TN Health Education & Housing Facility Rhodes College       4.500   08/01/2009  Aaa/AAA*      100,000       105,818
Shelby County TN Health Education & Housing Facility Rhodes College       4.350   08/01/2006  Aaa/AAA*      100,000       104,400
Sullivan County TN  Wellmont Hospital Health System Project               3.000   09/01/2009   Aa/AA*       475,000       460,997
Sullivan County TN Health Educational & Housing Facility Board            5.000   09/01/2011     AA*        335,000       355,897
Tennergy Corporation TN Gas Revenue                                       5.000   06/01/2008  Aaa/AAA*      500,000       539,390
Tennergy Corporation TN Gas Revenue                                       5.000   06/01/2009  Aaa/AAA*      650,000       703,151
Tennergy Corporation TN Gas Revenue                                       4.125   06/01/2009  Aaa/AAA*      100,000       104,468
Tennessee Energy Acquisition Corporation Gas Revenue                      4.400   09/01/2006  Aaa/AAA*      100,000       104,655
TN Energy Acquisition Corporation Gas Revenue  Series A                   5.000   09/01/2007  Aaa/AAA*      610,000       654,237
Tennessee Energy Acquisition Corporation Gas Revenue                      5.000   09/01/2007  Aaa/AAA*      300,000       321,756
TN Energy Acquisition Corporation Gas Revenue Series B                    4.500   09/01/2008  Aaa/AAA*      295,000       311,974
TN State General Obligation  Series A                                     5.250   02/01/2008  Aaa/AAA*      140,000       151,920
Wilson County TN General Obligation                                       5.000   04/01/2013  Aaa/AAA*      720,000       779,314
                                                                                                                     ------------
                                                                                                                       11,511,715
GENERAL OBLIGATION BONDS
21.79% of Net Assets
Chattanooga TN General Obligation Unlimited                               5.500   09/01/2010   Aa2/AA*      500,000       557,675
Hamilton County TN General Obligation  Series A                           4.550   08/01/2009     Aa1        100,000       105,021
Shelby County TN Public Improvement & Schools                             5.000   04/01/2008   Aa2/AA*    1,000,000     1,077,430
Knox County TN Public Improvement General Obligation                      5.100   05/01/2008   Aa2/AA*       90,000        97,408
Madison County TN General Obligation                                      4.000   04/01/2014     Aa3        700,000       695,492
Metropolitan Government Nashville & Davidson County TN General Obligation 4.250   11/15/2007   Aa2/AA*      100,000       105,263
Metropolitan Government Nashville & Davidson County TN General Obligation 5.125   11/15/2013   Aa2/AA*      300,000       322,239
Metropolitan Government Nashville & Davidson County TN General Obligation 5.250   10/15/2009   Aa2/AA*      500,000       547,980
Rutherford County TN General Obligation                                   5.000   04/01/2009   Aa2/AA*      250,000       271,405
Rutherford County TN Public Improvement General Obligation                4.250   04/01/2009   Aa2/AA*      200,000       210,084
Shelby County TN Public Improvement General Obligation                    5.500   04/01/2009  Aa3/AA+*      100,000       110,525
Tennessee State General Obligation  Series B                              5.000   05/01/2009   Aa2/AA*      300,000       325,263
                                                                                                                     ------------
                                                                                                                        4,425,785
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.69% of Net Assets
Chattanooga TN Catholic Health Initiatives  Series A                      5.500   12/01/2006   Aa2/AA*      700,000       749,154
Knox County TN Hospital Facility Revenue  Catholic Healthcare             4.500   10/01/2011   A1/AA-*      100,000       102,418
Metropolitan Government Nashville & Davidson Counties TN                  4.300   08/01/2004     AA*        100,000       100,237
                                                                                                                     ------------
                                                                                                                          951,809
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.39% of Net Assets
Metropolitan Government Of Nashville & Davidson County Vanderbuilt        5.750   01/01/2008   Aa3/AA*      250,000       274,618
TN State School Board Authority  Higher Education Facility                4.300   05/01/2008  Aa3/AA-*      490,000       513,623


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennesee Municipal Bonds -- 100%
June 30, 2004

                                                                                   MATURITY
BOND DESCRIPTION                                                         COUPON      DATE     RATING#     PAR VALUE   MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
TN State School Board Authority  Higher Education Facility                4.800 % 05/01/2014   Aa2/AA*   $   100,000  $    103,823
                                                                                                                      ------------
                                                                                                                           892,064
PREREFUNDED BONDS
4.01% of Net Assets
Lenoir City TN Electric System  Refunding & Improvement                   4.800   06/01/2011     Aaa         100,000       107,334
Marion County TN General Obligation                                       6.000   04/01/2024  Aaa/AAA*       200,000       225,530
Metropolitan Government Nashville & Davidson County Hospital              5.125   11/01/2027  Aaa/AAA*       250,000       273,750
Unicoi County TN General Obligation Unlimited                             5.400   04/01/2010  Aaa/AAA*       200,000       215,582
                                                                                                                      ------------
                                                                                                                           822,196
LEASE REVENUE BONDS
2.60% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Express          5.000   09/01/2009  Baa2/BBB*      250,000       263,108
Memphis-Shelby County TN Sports Authority  Arena Project                  4.000   11/01/2006  Aa3/AA-*       255,000       265,509
                                                                                                                      ------------
                                                                                                                           528,617
ESCROWED TO MATURITY BONDS
2.55% of Net Assets
Metro Government Nashville/Davidson County TN  Meharry Medical            7.875   12/01/2004    AAA*          15,000        15,415
Shelby County TN Health Education & Housing  Methodist Health             6.250   08/01/2009  Aaa/AAA*       440,000       502,735
                                                                                                                      ------------
                                                                                                                           518,150
MUNICIPAL UTILITY REVENUE BONDS
1.40% of Net Assets
Knoxville Tn Gas Revenue System  Series J                                 4.750   03/01/2010   Aa3/AA*       170,000       181,555
Memphis TN Electric System Revenue Refunding  Jr Lien                     4.000   12/01/2009   Aa3/AA*       100,000       103,546
                                                                                                                      ------------
                                                                                                                           285,101
STATE AND LOCAL MORTGAGE REVENUE BONDS
..59% of Net Assets
^Shelby County TN Multi-Family Housing   Memphis  Series A                5.000   01/01/2009     NR          240,000       120,000
                                                                                                                      ------------
                                                                                                                           120,000
                                                                                                                      ------------
Total Investments (cost $20,033,054)(a) - 98.69% of Net Assets                                                        $ 20,055,437
                                                                                                                      ============

     *    Standard and Poor's Corporation
          All other ratings by Moody's Investors Service, Inc.
     NR   Not Rated
     #    Bond ratings are unaudited.
     ^    Security in default and therefore non-income producing

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                               Unrealized appreciation           $   280,273
                               Unrealized depreciation              (257,890)
                                                                 -----------
                           Net unrealized appreciation           $    22,383
                                                                 ===========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

ASSETS:
Investments in securities, at value (Cost: $20,033,054)                            $ 20,055,437
Cash                                                                                    123,340
Interest receivable                                                                     221,806
                                                                                   ------------
    Total assets                                                                     20,400,583
LIABILITIES:
Payable for:
   Distributions                                                   $     51,038
   Fund shares redeemed                                                  30,000
   Investment advisory fee                                                4,864
   Transfer agent fee                                                     2,443
   Other                                                                  1,496
                                                                   ------------
     Total liabilities                                                                   89,841
                                                                                   ------------
NET ASSETS:
Capital                                                                              20,331,699
Net accumulated realized loss on investment transactions                                (43,340)
Net unrealized appreciation in value of investments                                      22,383
                                                                                   ------------
Net assets at value                                                                $ 20,310,742
                                                                                   ============
NET ASSET VALUE, offering price and redemption price per share
 ($20,310,742 -:- 1,919,903 shares outstanding; unlimited
 number of shares authorized; no par value)                                        $      10.58
                                                                                   ============

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended June 30, 2004

Net investment income:
  Interest income                                                  $    624,390
                                                                   ------------
  Expenses:
    Investment advisory fee                                              89,209
    Transfer agent fee                                                   26,757
    Professional fees                                                     6,746
    Custodian and interest expense                                        6,831
    Trustee fees                                                          1,668
    Other expenses                                                        6,977
                                                                   ------------
    Total expenses                                                      138,188
    Expenses waived by Adviser                                          (40,117)
    Custodian and interest expense reductions                            (6,831)
                                                                   ------------
  Net expenses                                                           91,240
                                                                   ------------
Net investment income                                                   533,150
                                                                   ------------
Realized and unrealized gain/(loss) on investments:
  Net realized gain                                                      10,221
  Net decrease in unrealized appreciation                              (615,735)
                                                                   ------------
Net realized and unrealized loss on investments                        (605,514)
                                                                   ------------
Net decrease in net assets resulting from operations               $    (72,364)
                                                                   ============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2004 and 2003

                                                                            2004           2003
                                                                        ------------   ------------
Increase in net assets:
  Operations:
    Net investment income                                               $    533,150   $    442,050
    Net realized gain on investments                                          10,221          7,935
    Net (decrease)/increase in unrealized appreciation                      (615,735)       468,165
                                                                        ------------   ------------
    Net (decrease)/increase in net assets resulting from operations          (72,364)       918,150
    Distributions to shareholders from net investment income                (533,150)      (442,050)
    Net fund share transactions                                            4,916,653      4,157,746
                                                                        ------------   ------------
Total increase                                                             4,311,139      4,633,846
Net assets:
      Beginning of year                                                   15,999,603     11,365,757
                                                                        ------------   ------------
      End of year                                                       $ 20,310,742   $ 15,999,603
                                                                        ============   ============

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                                  For the years ended June 30,
                                                          -----------------------------------------------------------------------
                                                             2004           2003           2002           2001           2000
                                                          -----------   ------------   ------------   ------------   ------------
Net asset value, beginning of year                        $     10.91   $      10.50   $      10.35   $      10.18   $      10.33
                                                          -----------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income                                          0.32           0.35           0.40           0.42           0.41
  Net gains/(losses) on securities,
   both realized and unrealized                                 (0.33)          0.41           0.15           0.17          (0.15)
                                                          -----------   ------------   ------------   ------------   ------------
Total from investment operations                                (0.01)          0.76           0.55           0.59           0.26
Less distributions:
  Distributions from net investment income                      (0.32)         (0.35)         (0.40)         (0.42)         (0.41)
                                                          -----------   ------------   ------------   ------------   ------------
Net asset value, end of year                              $     10.58   $      10.91   $      10.50   $      10.35   $      10.18
                                                          ===========   ============   ============   ============   ============
Total return                                                    (0.07%)         7.37%          5.43%          5.85%          2.53%
Net assets, end of year (in thousands)                    $    20,311   $     16,000   $     11,366   $      7,216   $      6,415
Ratio of net expenses to average net assets (a)                  0.51%          0.50%          0.41%          0.59%          0.60%
Ratio of net investment income to
 average net assets                                              2.99%          3.29%          3.84%          4.03%          3.96%
Portfolio turnover                                               5.92%         20.27%         22.10%         48.90%         28.67%

(a) Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

     Expenses waived by Adviser and custodian and interest expense reductions were:

     .22% and .04% for 2004, .23% and .04% for 2003, .35% and .06% for 2002,
     .17% , .07% for 2001, and .18% and .07% for 2000, respectively.


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Government Securities and Agencies -- 100%
June 30, 2004

                                                                                   MATURITY               PAR VALUE
BOND DESCRIPTION                                                         COUPON      DATE      RATING#    OF SHARES   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
50.03% of Net Assets
Medium Term Note                                                          7.000 % 08/15/2014  Aaa/AAA*   $   500,000  $    574,605
Medium Term Note                                                          5.625   02/12/2018  Aaa/AAA*     1,500,000     1,497,117
Medium Term Note                                                          5.620   08/06/2018  Aaa/AAA*     3,000,000     2,996,187
Medium Term Note                                                          7.560   09/01/2004  Aaa/AAA*       150,000       151,477
Medium Term Note                                                          8.170   12/16/2004  Aaa/AAA*     2,000,000     2,057,395
Medium Term Note                                                          5.875   09/19/2017  Aaa/AAA*       783,333       783,511
Medium Term Note                                                          5.250   05/21/2018  Aaa/AAA*     1,000,000       982,967
                                                                                                                      ------------
                                                                                                                         9,043,259
FEDERAL HOME LOAN MORTGAGE
21.87% of Net Assets
Medium Term Note                                                          4.875   03/15/2007  Aaa/AAA*     1,400,000     1,450,684
Medium Term Note                                                          5.125   11/07/2013  Aaa/AAA*     1,000,000       995,855
Medium Term Note                                                          5.500   09/12/2013  Aaa/AAA*     1,500,000     1,505,873
                                                                                                                      ------------
                                                                                                                         3,952,412
FEDERAL NATIONAL MORTGAGE ASSOCIATION
18.74% of Net Assets
Medium Term Note                                                          5.750   11/07/2017  Aaa/AAA*       400,000       406,150
Medium Term Note                                                          5.300   08/15/2013  Aaa/AAA*     2,000,000     2,016,950
Medium Term Note                                                          5.580   07/21/2023  Aaa/AAA*     1,000,000       963,887
                                                                                                                      ------------
                                                                                                                         3,386,987
STUDENT LOAN MARKETING ASSOCIATION
6.41% of Net Assets
Medium Term Note                                                          7.300   08/01/2012  Aaa/AAA*     1,000,000     1,159,339
                                                                                                                      ------------
                                                                                                                         1,159,339
CASH EQUIVALENTS
1.76% of Net Assets
US Bank U.S. Treasury Money Market Fund                                                                      318,894       318,894
                                                                                                                      ------------
                                                                                                                           318,894
                                                                                                                      ------------

Total Investments (cost $17,525,825)(a) - 98.81% of Net Assets                                                        $ 17,860,891
                                                                                                                      ============

     *    Standard and Poor's Corporation
          All other ratings by Moody's Investors Service, Inc.
     #    Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                               Unrealized appreciation           $   431,187
                               Unrealized depreciation               (96,121)
                                                                 -----------
                               Net unrealized appreciation       $   335,066
                                                                 ===========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

ASSETS:
Investments in securities, at value (Cost: $17,525,825)                            $ 17,860,891
Cash                                                                                      4,305
Interest receivable                                                                     296,763
Prepaid expenses                                                                          4,834
                                                                                   ------------
    Total assets                                                                     18,166,793
LIABILITIES:
Payable for:
  Distributions                                                    $     82,798
  Fund shares redeemed                                                    3,500
  Investment advisory fee                                                 2,987
  Transfer agent fee                                                      2,240
                                                                   ------------
    Total liabilities                                                                    91,525
                                                                                   ------------
NET ASSETS:
Capital                                                                              18,114,776
Net accumulated realized loss on investment transactions                               (374,574)
Net unrealized appreciation in value of investments                                     335,066
                                                                                   ------------
Net assets at value                                                                $ 18,075,268
                                                                                   ============
NET ASSET VALUE, offering price and redemption price per share
 ($18,075,268 -:- 1,817,613 shares outstanding; unlimited
 number of shares authorized; no par value)                                        $       9.94
                                                                                   ============

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended June 30, 2004
Net investment income:
  Interest income                                                  $  1,030,152
                                                                   ------------
  Expenses:
    Investment advisory fee                                              36,934
    Transfer agent fee                                                   27,704
    Custodian and interest expense                                        5,959
    Professional fees                                                     3,093
    Trustee fees                                                          1,779
    Printing fees                                                         5,000
    Postage fees                                                          4,700
    Other expenses                                                        3,181
                                                                   ------------
    Total expenses                                                       88,350
    Custodian and interest expense reductions                            (5,959)
                                                                   ------------
  Net expenses                                                           82,391
                                                                   ------------
Net investment income                                                   947,761
                                                                   ------------
Realized and unrealized loss on investments:
   Net realized loss                                                   (117,848)
   Net decrease in unrealized appreciation                             (644,245)
                                                                   ------------
Net realized and unrealized loss on investments                        (762,093)
                                                                   ------------
Net increase in net assets resulting from operations               $    185,668
                                                                   ============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2004 and 2003

                                                                            2004           2003
                                                                        ------------   ------------
Increase in net assets:
     Operations:
       Net investment income                                            $    947,761   $    830,938
       Net realized (loss)/gain on investments                              (117,848)        24,189
       Net (decrease)/increase in unrealized appreciation                   (644,245)       414,578
                                                                        ------------   ------------
     Net increase in net assets resulting from operations                    185,668      1,269,705
     Distributions to shareholders from net investment income               (947,761)      (830,938)
     Net fund share transactions                                              79,612      4,907,337
                                                                        ------------   ------------
Total (decrease)/increase                                                   (682,481)     5,346,104
Net assets:
     Beginning of year                                                    18,757,749     13,411,645
                                                                        ------------   ------------
     End of year                                                        $ 18,075,268   $ 18,757,749
                                                                        ============   ============

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                                 For the years ended June 30,
                                                          ------------------------------------------------------------------------
                                                             2004          2003            2002           2001           2000
                                                          -----------   ------------   ------------   ------------   ------------
Net asset value, beginning of year                        $     10.35   $      10.07   $       9.83   $       9.43   $       9.73
                                                          -----------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income                                          0.52           0.53           0.58           0.64           0.65
  Net gains/(losses) on securities,
   both realized and unrealized                                 (0.41)          0.28           0.24           0.40          (0.30)
                                                          -----------   ------------   ------------   ------------   ------------
Total from investment operations                                 0.11           0.81           0.82           1.04           0.35
Less distributions:
  Distributions from net investment income                      (0.52)         (0.53)         (0.58)         (0.64)         (0.65)
                                                          -----------   ------------   ------------   ------------   ------------
Net asset value, end of year                              $      9.94   $      10.35   $      10.07   $       9.83   $       9.43
                                                          ===========   ============   ============   ============   ============
Total return                                                     1.09%          8.23%          8.54%         11.29%          3.76%
Net assets, end of year (in thousands)                    $    18,075   $     18,758   $     13,412   $     11,057   $     10,167
Ratio of net expenses to average net assets (a)                  0.45%          0.45%          0.48%          0.42%          0.41%
Ratio of net investment income to
      average net assets                                         5.12%          5.19%          5.81%          6.56%          6.83%
Portfolio turnover                                              42.35%         53.62%         75.15%         24.94%         33.35%

(a)  Percentages before custodian and interest expense reductions were:
     .48% for 2004, .48% for 2003, .52% for 2002, .46% for 2001, and .45% for
     2000.


    The accompanying notes are an integral part of the financial statements.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of Dupree Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds (comprised of Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series) (the "Funds") as of June 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years or periods in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Dupree Mutual Funds at June 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years or periods in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                     /s/ Ernst & Young LLP

Cincinnati, Ohio
August 11, 2004

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Fayette and State of Kentucky on this the 26th day of October, 2004.

                                               DUPREE MUTUAL FUNDS


                                               By: /s/ Thomas P. Dupree, Sr.
                                                  ------------------------------
                                                    Thomas P. Dupree, Sr.
                                                    President

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 45 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                             Title                Date
-------------------------    -------------------------    --------

/s/ Thomas P. Dupree, Sr.
-------------------------    President (Principal         10-26-04
Thomas P. Dupree, Sr.         Executive Officer)

/s/ Michelle M. Dragoo
-------------------------    Vice President, Secretary    10-26-04
Michelle M. Dragoo            and Treasurer

/s/ William A. Combs, Jr.
-------------------------    Trustee, Chairman            10-26-04
William A. Combs, Jr.

/s/ Lucy A. Breathitt
-------------------------    Trustee                      10-26-04
Lucy A. Breathitt

/s/ C. Timothy Cone
-------------------------    Trustee                      10-26-04
C. Timothy Cone

/s/ J. William Howerton
-------------------------    Trustee                      10-26-04
J. William Howerton

/s/ William S. Patterson
-------------------------    Trustee                      10-26-04
William S. Patterson

                               DUPREE MUTUAL FUNDS
                         POST-EFFECTIVE AMENDMENT NO. 45

PART C of Form N-1A

Item 22. Exhibits

(A)      Declaration of Trust and amendments
(B)      Bylaws
(C)      Certificates of Beneficial Interest
(D) Investment Advisory contracts are incorporated by reference from Post Effective Amendment No. 43
(E)      N/A
(F)      N/A
(G)      Custodian Agreement
(H) Transfer Agent Agreement is incorporated by reference from Post Effective Amendment No. 43
(I)      Legal Opinion
(J)      Consent of Independent Accountants
(K)      N/A
(L)      N/A
(M)      N/A
(N)      N/A
(O)      Reserved/N/A
(P) Code of Ethics for the Fund and the Investment Advisor are incorporated by reference from Post Effective Amendment 44

Item 23 Persons Controlled by or under Common control with Registrant - Inapplicable

Item 24 Indemnification - Pursuant to the provisions of Section 7.4 of the Declaration of Trust, the Trust shall indemnify any Trustee or officer of the Trust against satisfaction of judgments or payment of expenses incurred by such person while in office by reason of being such a Trustee or officer, except that such indemnity shall not apply to any liability incurred by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office. No indemnity shall be made unless (a) a final decision on the merits is made by the court or other body before whom the proceeding is brought that the person to be indemnified is not liable or, (b) a reasonable determination is made, based upon a review of the facts, that the person is not liable, either by (i) a vote of a majority of a quorum of the "not interested" Trustees who are not parties to the proceeding or by (ii) an independent legal counsel in a written opinion.

Item 25 Business and Other Connections of the Investment Adviser - The Investment Adviser of each of the series of the Registrant is Dupree & Company, Inc., which is a Kentucky Corporation located at 125 South Mill Street, suite 100, Lexington,

             Kentucky 40507. Dupree & Company, Inc. also serves as the Transfer Agent for the Registrant. Thomas P. Dupree is the Chairman of the Board of Dupree & Company, Inc., and President of the Registrant. Thomas P. Dupree, Sr. is President of Dupree & Company, Inc. and Vice President and Assistant Secretary for the Registrant. Michelle
             M. Dragoo is Vice President, Secretary, Treasurer of Dupree & Company, Inc. and the Registrant. Alison L. Arnold is Assistant Vice President of Dupree & Company, Inc. and the Registrant. No director or officer of the Investment Adviser has engaged in any other business, profession, vocation or employment of a substantial nature during the last two fiscal years.

Item 26      Principal Underwriters - Inapplicable

Item 27 Location of Accounts and Records - Physical possession of each account, book or other document required to be maintained by section 31(a) and the rules under that section is maintained by Thomas P. Dupree, Dupree & Company, Inc., 125 South Mill Street, Suite 100, Vine Center, Lexington, Kentucky 40507 and 366 South Mill Street, Lexington, Kentucky 40508.

Item 28      Management Services - Described in parts A and B

Item 29      Undertakings - None

                               DUPREE MUTUAL FUNDS

                                    EXHIBITS

                                       TO


                         POST-EFFECTIVE AMENDMENT NO. 45


                                       TO

                        FORM N-1A REGISTRATION STATEMENT

                                      UNDER

                             SECURITIES ACT OF 1933

                                       AND

                         INVESTMENT COMPANY ACT OF 1940

                              DECLARATION OF TRUST

                               DUPREE MUTUAL FUNDS

                                      INDEX
                                                                     Page

Article I         Name and Principal Office ......................   1

Article II        Definitions ....................................   2

Article III       Purpose ........................................   3

Article IV        The Trustees ...................................   4
  Section 4.1     Number, Designation, Election, Term, etc. ......   4
     (A)     Initial Trustees ....................................   4
     (B)     Number ..............................................   4
     (C)     Term ................................................   5
     (D)     Resignation and Retirement ..........................   5
     (E)     Removal .............................................   5
     (F)     Vacancies ...........................................   5
     (G)     Effect of Death, Resignation, etc. ..................   6
     (H)     No Accounting .......................................   6
  Section 4.2  Powers of Trustees ................................   7
     (A)     Investments .........................................   8
     (B)     Disposition of Assets ...............................   8
     (C)     Ownership Powers ....................................   9
     (D)     Subscription ........................................   9
     (E)     Form of Holding .....................................   9
     (F)     Reorganization, etc. ................................   9
     (G)     Voting Trusts, etc. .................................   10
     (H)     Compromise ..........................................   10
     (1)     Partnerships, .etc. .................................   10
     (J)     Borrowing and Security ..............................   10
     (K)     Guarantees, etc. ....................................   11
     (L)     Insurance ...........................................   11
     (Ml     Pensions, etc. ......................................   12
  Section 4.3  Certain Contracts .................................   12
     (A)     Advisory ............................................   13
     (B)     Administration ......................................   13
     (C)     Distribution ........................................   13
     (D)     Custodian and Depository ............................   14
     (E)     Transfer and Dividend Disbursing Agent ..............   14
     (F)     Shareholder Servicing ...............................   14
     (G)     Accounting ..........................................   14
  Section 4.4  Payment of Trust Expenses and
               Compensation of Trustees ..........................   16
  Section 4.5  Ownership of Assets of the Trust ..................   17

Index                                                                Page

Article V    Shares ..............................................   17
  Section 5.1  Description of Shares .............................   17
  Section 5.2  Establishment and Designation of
                Series ...........................................   20
     (A)     Assets Belonging to Series ..........................   21
     (B)     Liabilities Belonging to Series .....................   22
     (Cl     Dividends ...........................................   23
     CD)     Liquidation .........................................   24
     (El     Voting ..............................................   25
     (F)     Redemption by Shareholder ...........................   26
     (G)     Redemption by Trust .................................   28
     (HI     Net Asset Value .....................................   29
     (1)     Transfer ............................................   31
     (J)     Equality ............................................   31
     (K)     Fractions ...........................................   32
     CL)     Conversion Rights ...................................   32
  Section 5.3  Ownership of Shares ...............................   32
  Section 5.4  Investments in the Trust ..........................   33
  Section 5.5  No Preemptive Rights ..............................   33
  Section 5.6  Status of Shares and Limitations ..................   33
                of Personal Liability ............................   33
Article VI   Voting and Meeting of Shareholders ..................   34
  Section 6.1  Voting Powers .....................................   34
  Section 6.2  Meetings ..........................................   35
  Section 6.3  Record Dates ......................................   36
  Section 6.4  Quorum and Required Vote ..........................   37
  Section 6.5  Action by Unanimous Consent .......................   38
  Section 6.6  Inspection of Records .............................   38
  Section 6.7  Additional Provisions .............................   38
Article VII   Limitation of Liability-Indemnification ............   38
  Section 7.1  Trustees,  Shareholders, etc. Not
                Personally Liable; Notice ........................   38
  Section 7.2  Trustee's Good Faith Action;
                Expert Advice;  No Bond or Surety ................   39
  Section 7.3  Indemnification of Shareholders ...................   40
  Section 7.4  Indemnification of Trustees,
                Officers, etc. ...................................   41
  Section 7.5  Advances of Expenses ..............................   42
  Section 7.6  Indemnification Not Exclusive, etc. ...............   43
  Section 7.7  Liability of Third Persons
               Dealing with Trustees .............................   44
Article VIII   Termination of Trust-Miscellaneous ................   44
 Section 8.1   Duration and Termination of Trust .................   44
 Section 8.2   Reorganization ....................................   44
 Section 8.3   Amendments ........................................   45
 Section 8.4   Filing of Copies; References;
                Headings .........................................   46
 Section 8.5   Applicable Law ....................................   47

                                     - ii -